                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6322

Exact name of registrant as specified in charter: Delaware Pooled Trust

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: April 30

Item 1.  Reports to Stockholders

         Delaware Pooled Trust
         SEMIANNUAL REPORT 2004

                                              U.S. Equities

                       The Large-Cap Value Equity Portfolio
                       The Small-Cap Value Equity Portfolio
                        The All-Cap Growth Equity Portfolio
                      The Large-Cap Growth Equity Portfolio
                        The Mid-Cap Growth Equity Portfolio
                      The Small-Cap Growth Equity Portfolio
                   The Small-Cap Growth II Equity Portfolio
              The Real Estate Investment Trust Portfolio II

                                          U.S. Fixed Income

                    The Intermediate Fixed Income Portfolio
                              The High-Yield Bond Portfolio
                       The Core Plus Fixed Income Portfolio

                                     International Equities

                                The Global Equity Portfolio
                         The International Equity Portfolio
            The Labor Select International Equity Portfolio
               The International Large-Cap Equity Portfolio
                      The International Small-Cap Portfolio
                             The Emerging Markets Portfolio

                                 International Fixed Income

                          The Global Fixed Income Portfolio
                   The International Fixed Income Portfolio



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

CONTENTS

Portfolio Objectives......................................... 2-3

Financial Statements

   Statements of Net Assets..................................   4

   Statements of Assets and Liabilities......................  57

   Statements of Operations..................................  58

   Statements of Changes in Net Assets.......................  62

   Financial Highlights......................................  70

   Notes to Financial Statements.............................  90


The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 362-7500 or visiting our web site at www.delawareinvestments.com/institutional/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Pooled Trust prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 231-8002. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

DELAWARE POOLED TRUST

Delaware Pooled Trust, based in Philadelphia, PA., is a mutual fund that primarily offers no-load, open-end equity and fixed-income portfolios to institutional and affluent individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment-management organization. As of March 31, 2004, Delaware Investments managed more than $100 billion on behalf of individuals and institutions. The breadth and sophistication of Delaware's services enable clients to gain the degree of administrative convenience and simplicity they want in investment-management matters. Delaware provides not only equity and fixed-income portfolio management, but balanced portfolios, retirement-plan and related non-discretionary trust services as well.

Delaware Management Company, a part of Philadelphia-based Delaware Management Business Trust, serves as investment adviser for The Large-Cap Value Equity, The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The High-Yield Bond and The Core Plus Fixed Income Portfolios, and furnishes sub-investment advisory services to The Global Equity Portfolio in relation to the U.S. securities portion of that Portfolio. Delaware International Advisers Ltd. (DIAL), a London-based affiliate of Delaware Management Company, serves as investment adviser for The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income, and The International Fixed Income Portfolios.*

CLIENT SERVICES

Delaware provides clients with annual and semiannual reports, monthly account reports, in-person reviews of account developments, and other communication.

Clients who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call a toll-free telephone number, 800 231-8002, during normal business hours. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.


*On May 5, 2004, Delaware Management Holdings Corp., a parent company of DIAL, signed a Limited Liability Interest Purchase Agreement to sell DIAL and its direct parent companies, Delaware International Holdings Ltd. and DIAL Holding Company, Inc., to Atlantic Value Partners (No. 3) Ltd., a newly formed joint venture involving Hellman & Friedman, LLC, a private equity firm, and certain members of DIAL's management. Upon the closing, the Portfolio's sub-advisory agreement with DIAL will automatically terminate. The Portfolio's Board will consider appropriate action relating to this matter at its upcoming meeting, and any necessary shareholder approval will be sought.

                                2004 Semiannual Report o Delaware Pooled Trust 1

PORTFOLIO OBJECTIVES

THE LARGE-CAP VALUE EQUITY PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests in stocks that, at the time of purchase, have dividend yields above the current yield of the Standard & Poor's 500 Index and that, in the opinion of Delaware, offer capital gains potential as well.

THE SMALL-CAP VALUE EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small-capitalization companies that Delaware believes to be undervalued relative to the asset value or long-term earning power of the companies concerned, and which, at the time of purchase, generally have market capitalizations less than $2 billion and are listed on a national securities exchange or NASDAQ.

THE ALL-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests in stocks of small-, medium- and large-capitalization companies that, in the opinion of Delaware, offer high earnings growth potential at the time of purchase.

THE LARGE-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of large-capitalization companies. These are stocks that Delaware believes have the potential to provide significant long-term earnings growth potential based on its analysis of their historic or projected Earnings Per Share (EPS) growth rate, price-to-earnings ratio and cash flows.

THE MID-CAP GROWTH EQUITY PORTFOLIO seeks maximum long-term capital growth; current income is expected to be incidental. The Portfolio invests primarily in the stocks of medium-sized companies that, in the opinion of Delaware, offer, at the time of purchase, significant long-term growth potential.

THE SMALL-CAP GROWTH EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies which Delaware believes have potential for high earnings growth and which generally represent the smallest 25%, in terms of market capitalization, of U.S. equity securities listed on a national securities exchange or NASDAQ (at the time of purchase).

THE SMALL-CAP GROWTH II EQUITY PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of companies which Delaware believes have potential for high earnings growth and which generally represent the smallest 15%, in terms of market capitalization, of U.S. equity securities listed on a national securities exchange or NASDAQ (at the time of purchase).

THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

THE INTERMEDIATE FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio invests primarily in a diversified portfolio of investment-grade bonds, including U.S. government, mortgage-backed, asset-backed, corporate, and other fixed-income securities.

THE HIGH-YIELD BOND PORTFOLIO seeks high total return. The Portfolio invests primarily in bonds rated B- or higher by Standard & Poor's Rating Group, B3 or higher by Moody's Investors Service, Inc. or in corporate bonds that are unrated but judged to be of comparable quality at the time of purchase.

THE CORE PLUS FIXED INCOME PORTFOLIO seeks maximum long-term total return, consistent with reasonable risk. The Portfolio uses a multi-sector investment approach, investing assets principally in U.S. investment-grade and U.S. high-yield bonds.

THE GLOBAL EQUITY PORTFOLIO seeks long-term growth without undue risk to principal. The Portfolio invests primarily in stocks that, in the opinion of Delaware, are undervalued at the time of purchase, based on rigorous fundamental analysis conducted by the investment adviser.

2   Delaware Pooled Trust o 2004 Semiannual Report

THE INTERNATIONAL EQUITY PORTFOLIO seeks maximum long-term total return. The Portfolio invests primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. Stocks selected for the Portfolio are, in the opinion of Delaware, undervalued at the time of purchase, based on rigorous fundamental analysis conducted by Delaware.

THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO seeks maximum long-term total return. The Portfolio invests primarily in stocks of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. Stocks selected for the Portfolio are, in the opinion of Delaware, undervalued at the time of purchase, based on rigorous fundamental analysis conducted by Delaware, and are compatible with certain investment policies or restrictions followed by organized labor.

THE INTERNATIONAL LARGE-CAP EQUITY PORTFOLIO seeks maximum long-term total return. The Portfolio invests primarily in large-capitalization stocks of companies that are organized, have a majority of their assets, or derive most of their operating income in developed countries outside of the United States. Investments are made in stocks that, in Delaware's opinion, are undervalued at the time of purchase, based on our fundamental analysis.

THE INTERNATIONAL SMALL-CAP PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in smaller companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, which may include companies located or operating in established or emerging countries.

THE EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation. The Portfolio invests primarily in stocks of issuers organized, having a majority of their assets in, or deriving a majority of their operating income from, emerging countries.

THE GLOBAL FIXED INCOME PORTFOLIO seeks current income consistent with the preservation of investors' principal. The Portfolio invests primarily in fixed-income securities.

THE INTERNATIONAL FIXED INCOME PORTFOLIO seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed-income securities of issuers that are organized, have a majority of their assets, or derive most of their operating income outside of the United States.

                              2004 Semiannual Report o Delaware Pooled Trust   3

DELAWARE POOLED TRUST-THE LARGE-CAP VALUE EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   COMMON STOCK - 99.20%
   AEROSPACE & DEFENSE - 1.00%
   Honeywell International                                  5,900  $  204,022
                                                                   ----------
                                                                      204,022
                                                                   ----------

   AUTOMOBILES & AUTOMOTIVE PARTS - 3.13%
   General Motors                                           8,900     422,038
   Goodrich (B.F.)                                          7,500     215,925
                                                                   ----------
                                                                      637,963
                                                                   ----------

   BANKING - 13.07%
   Bank of America                                          7,215     580,736
   BANK ONE                                                 5,100     251,787
   Charter One Financial                                    9,235     308,172
   J.P. Morgan Chase & Company                             12,320     463,232
   Mellon Financial                                         9,700     287,508
   U.S. Bancorp                                            14,903     382,113
   Wells Fargo                                              7,000     395,220
                                                                   ----------
                                                                    2,668,768
                                                                   ----------

   BUILDINGS & MATERIALS - 1.72%
   Masco                                                   12,500     350,125
                                                                   ----------
                                                                      350,125
                                                                   ----------

   CABLE, MEDIA & PUBLISHING - 3.82%
   Knight-Ridder                                            2,800     216,832
   New York Times                                           4,700     215,307
   Viacom Class B                                           9,000     347,850
                                                                   ----------
                                                                      779,989
                                                                   ----------

   CHEMICALS - 2.99%
   Air Products & CHEMICALS                                 3,900     194,259
   Dow Chemical                                            10,500     416,745
                                                                   ----------
                                                                      611,004
                                                                   ----------

   COMPUTERS & TECHNOLOGY - 5.16%
  +Cisco Systems                                           13,300     277,571
  +Intuit                                                   5,900     250,573
  +Oracle                                                  26,500     297,330
   Pitney Bowes                                             5,200     227,500
                                                                   ----------
                                                                    1,052,974
                                                                   ----------

   CONSUMER PRODUCTS - 3.08%
   Clorox                                                   6,000     310,680
   Procter & Gamble                                         3,000     317,250
                                                                   ----------
                                                                      627,930
                                                                   ----------

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   ELECTRONICS & ELECTRICAL EQUIPMENT - 6.17%
   Emerson Electric                                         3,200  $  192,704
   General Electric                                        16,100     482,195
   Intel                                                   11,800     303,614
  +National Semiconductor                                   6,900     281,451
                                                                   ----------
                                                                    1,259,964
                                                                   ----------

   ENERGY - 8.36%
   BP ADR                                                   5,000     264,500
   ChevronTexaco                                            3,000     274,500
   Exxon Mobil                                             13,808     587,530
   Kerr-McGee                                               7,200     352,296
   Occidental Petroleum                                     4,800     226,560
                                                                   ----------
                                                                    1,705,386
                                                                   ----------

   FINANCE - 9.40%
   American Express                                         6,300     308,385
   Citigroup                                               11,200     538,608
   Goldman Sachs Group                                      3,900     376,350
   MBNA                                                    14,200     346,196
   Morgan Stanley                                           6,800     349,452
                                                                   ----------
                                                                    1,918,991
                                                                   ----------

   FOOD, BEVERAGE & TOBACCO - 7.48%
   Anheuser-Busch                                           9,000     461,160
   Coca-Cola                                                7,400     374,218
   General Mills                                            6,700     326,625
   PepsiCo                                                  6,700     365,083
                                                                   ----------
                                                                    1,527,086
                                                                   ----------

   HEALTHCARE & PHARMACEUTICALS - 8.77%
   Abbott Laboratories                                      5,900     259,718
   GlaxoSmithKline ADR                                      6,300     264,600
   HCA                                                      4,900     199,087
  +Laboratory Corporation of America                        3,000     119,220
   McKesson                                                   400      13,144
   Pfizer                                                  10,100     361,176
   +Tenet Healthcare                                       22,600     265,776
   Wyeth                                                    8,100     308,367
                                                                   ----------
                                                                    1,791,088
                                                                   ----------

   INDUSTRIAL MACHINERY - 1.03%
   Caterpillar                                              2,700     209,871
                                                                   ----------
                                                                      209,871
                                                                   ----------

   INSURANCE - 6.34%
   CIGNA                                                    5,200     335,452
   PMI Group                                                8,300     357,149


4   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   Prudential Financial                                     6,900  $  303,186
   XL Capital Class A                                       3,900     297,765
                                                                   ----------
                                                                    1,293,552
                                                                   ----------

   LEISURE, LODGING & ENTERTAINMENT - 1.85%
   Starwood Hotels & Resorts
   Worldwide                                                4,900     194,971
   +Westwood One                                            6,200     183,148
                                                                   ----------
                                                                      378,119
                                                                   ----------

   METALS & MINING - 0.98%
   Alcoa                                                    6,500     199,875
                                                                   ----------
                                                                      199,875
                                                                   ----------

   PACKAGING & CONTAINERS - 0.62%
   Packaging Corporation of America                         5,800     127,484
                                                                   ----------
                                                                      127,484
                                                                   ----------

   PAPER & FOREST PRODUCTS - 2.00%
   International Paper                                      4,975     200,592
   Weyerhaeuser                                             3,500     207,200
                                                                   ----------
                                                                      407,792
                                                                   ----------

   RETAIL - 3.14%
   +Kroger                                                 12,300     215,250
   Limited Brands                                          10,660     220,022
   TJX                                                      8,400     206,388
                                                                   ----------
                                                                      641,660
                                                                   ----------

   TELECOMMUNICATIONS - 4.66%
   ALLTEL                                                   8,200     412,788
   BCE                                                     16,600     331,004
   SBC Communications                                       8,352     207,965
                                                                   ----------
                                                                      951,757
                                                                   ----------

   TEXTILES, APPAREL & FURNITURE - 1.02%
   NIKE                                                     2,900     208,655
                                                                   ----------
                                                                      208,655
                                                                   ----------

   UTILITIES - 3.41%
   Dominion Resources                                       2,400     153,144
   Exelon                                                   2,500     167,350
   FirstEnergy                                              4,400     172,040
   FPL Group                                                3,200     203,584
                                                                   ----------
                                                                      696,118
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $18,300,284)                                              20,250,173
=============================================================================

                                                        Principal      Market
                                                         Amount         Value
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 1.21%
   With BNP Paribas 0.92%
     5/3/04 (dated 4/30/04, to
     be repurchased at
     $127,810 collateralized
     by $9,400 U.S. Treasury
     Notes 7.25% due 5/15/04,
     market value $9,711,
     $63,800 U.S. Treasury
     Bills due 7/29/04, market
     value $63,680, $24,400
     U.S. Treasury Bills due
     9/16/04, market value
     $24,268, $9,500 U.S.
     Treasury Notes 7.50% due
     2/15/05, market value
     $10,052, $19,800 U.S.
     Treasury Notes 9.375% due
     2/15/06, market value
     $22,666)                                            $127,800    $127,800

   With UBS Warburg 0.92%

     5/3/04 (dated 4/30/04, to
     be repurchased at
     $118,209 collateralized
     by $23,600 U.S. Treasury
     Notes 7.50% due 2/15/05,
     market value $25,131,
     $64,200 U.S. Treasury
     Notes 6.50% due 5/15/05,
     market value $69,234,
     $23,600 U.S. Treasury
     Notes 5.625% due 5/15/08,
     market value $26,299)                                118,200     118,200
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $246,000)                                                    246,000
=============================================================================
-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 100.41%
   (COST $18,546,284)                                              20,496,173
=============================================================================
   LIABILITIES NET OF RECEIVABLES AND
     OTHER ASSETS - (0.41%)                                           (84,014)
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO
     1,291,440 SHARES OUTSTANDING;
     EQUIVALENT TO $15.81
     PER SHARE - 100.00%                                          $20,412,159
=============================================================================
-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
     (unlimited authorization - no par)                           $23,235,504
   Undistributed net investment income                                 27,033
   Accumulated net realized loss on investments                    (4,800,267)
   Net unrealized appreciation of investments                       1,949,889
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $20,412,159
=============================================================================

+Non-income producing security for the period ended April 30, 2004. ADR - American Depositary Receipts See accompanying notes

                              2004 Semiannual Report o Delaware Pooled Trust   5

DELAWARE POOLED TRUST-THE SMALL-CAP VALUE EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   COMMON STOCK - 92.92%
   BANKING & FINANCE - 9.21%
   Boston Private Financial
   Holdings                                                 1,300  $   30,290
   Colonial BancGroup                                       2,500      43,075
   Commercial Federal                                       1,200      30,792
   Compass Bancshares                                       1,100      42,196
   First Republic Bank                                        800      30,480
   Greater Bay Bancorp                                      1,500      42,555
   MAF Bancorp                                                800      32,680
   Provident Bankshares                                     1,100      30,987
   Republic Bancorp                                         1,390      18,084
   Riggs National                                           1,200      21,708
  +Sterling Financial                                         572      18,882
                                                                   ----------
                                                                      341,729
                                                                   ----------

   BASIC INDUSTRY/CAPITAL GOODS - 19.48%
   Arch Coal                                                1,200      36,732
  +Casella Waste Systems                                    1,400      20,300
   Crane                                                    1,100      33,891
  +Crown Holdings                                           2,500      21,100
   Federal Signal                                             700      12,740
   Fuller (H.B.)                                              900      24,660
   Gibraltar Steel                                          1,000      24,600
  +Golden Star Resources                                    3,900      17,355
  +Griffon                                                  2,420      53,118
   Harsco                                                     800      34,824
  +Insituform Technologies Class A                          1,000      16,240
  +Jacobs Engineering Group                                   500      20,855
   Kaydon                                                   1,300      36,361
   Louisiana-Pacific                                        2,200      51,898
   MacDermid                                                1,200      38,856
  +Meridian Gold                                            1,800      17,856
   Mueller Industries                                         600      20,130
  +Pactiv                                                   1,900      43,605
  +PolyOne                                                  3,200      21,888
   Smith (A.O.)                                               500      14,950
   Spartech                                                   900      20,529
  +Terex                                                      600      19,710
  +Tetra Tech                                               1,600      26,576
   Texas Industries                                           900      30,339
   Universal Forest Products                                  400      10,836
   Wabtec                                                     400       6,520
   Walter Industries                                        2,000      24,960
   Wausau-Mosinee Paper                                     1,500      21,045
                                                                   ----------
                                                                      722,474
                                                                   ----------

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   BUSINESS SERVICES - 2.25%
   Brink's                                                  1,600  $   44,368
  +Integrated Alarm Services Group                          1,300      12,610
  +United Stationers                                          700      26,600
                                                                   ----------
                                                                       83,578
                                                                   ----------

   CONSUMER DURABLES - 3.73%
   Furniture Brands International                           2,000      56,280
   KB HOME                                                    500      34,465
   Thor Industries                                          1,100      30,646
  +WCI Communities                                            700      17,017
                                                                   ----------
                                                                      138,408
                                                                   ----------

   CONSUMER NON-DURABLES - 13.60%
  +AnnTaylor Stores                                         1,100      44,584
  +Barnes & Noble                                           1,000      29,870
   Belo Class A                                               800      22,768
  +Carter's                                                   400      12,060
   Cato Class A                                             1,100      22,022
  +Department 56                                              800      12,856
  +Electronics Boutique Holdings                            1,300      35,165
  +Insight Enterprises                                      1,600      26,784
  +Jo-Ann Stores Class A                                      920      26,008
   K Swiss                                                  1,600      31,216
   Kellwood                                                   900      35,505
   Movie Gallery                                            1,000      19,420
   Oakley                                                   1,600      22,144
   Phillips-Van Heusen                                        800      14,456
   Pier 1 Imports                                           1,300      26,858
   Reebok International                                       700      25,466
  +Shoe Carnival                                              400       5,184
  +Shopko Stores                                            1,300      17,238
  +Sports Authority                                           507      19,438
  +Take-Two Interactive Software                              800      23,112
   Wolverine World Wide                                     1,200      32,256
                                                                   ----------
                                                                      504,410
                                                                   ----------

   CONSUMER PRODUCTS - 2.06%
   Bunge Limited                                              900      33,345
  +Constellation Brands                                     1,300      43,069
                                                                   ----------
                                                                       76,414
                                                                   ----------




6   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   ENERGY - 7.14%
   Chesapeake Energy                                        2,800  $   38,500
  +Grey Wolf                                                5,800      23,084
  +Magnum Hunter Resources                                  3,200      32,864
  +Newfield Exploration                                       900      47,412
  +Newpark Resources                                        4,300      24,639
   Southwest Gas                                            1,200      27,360
  +W-H Energy Services                                      1,800      33,084
  +Whiting Petroleum                                        1,500      38,025
                                                                   ----------
                                                                      264,968
                                                                   ----------

   HEALTHCARE & PHARMACEUTICALS - 7.71%
  +Alderwoods Group                                         1,300      15,964
  +America Service Group                                      700      25,690
   Cooper Companies                                           400      21,600
  +Genesis Healthcare                                         400       9,356
  +IDEXX Laboratories                                         400      24,504
  +NeighborCare                                               800      18,512
  +Ocular Sciences                                          1,200      33,720
   Owens & Minor                                            1,400      34,020
  +Province Healthcare                                      1,000      15,990
  +RehabCare Group                                            900      18,405
  +Service International                                    3,700      27,343
  +Sola International                                       2,000      41,040
                                                                   ----------
                                                                      286,144
                                                                   ----------

   INSURANCE - 4.51%
   AmerUs Group                                             1,000      38,600
   Berkley (W.R.)                                           1,275      51,638
   Harleysville Group                                       1,100      20,900
   Platinum Underwriters Holdings                             600      19,188
   RenaissanceRe Holdings                                     700      36,883
                                                                   ----------
                                                                      167,209
                                                                   ----------

   REITS - 5.76%
   Ashford Hospitality Trust                                1,300      10,920
   Camden Property Trust                                      900      38,088
  +Highland Hospitality                                     2,200      23,364
   Keystone Property Trust                                  1,100      22,374
   Pan Pacific Retail Properties                              800      35,144
   Prentiss Properties Trust                                  900      28,836
   Reckson Associates Realty                                1,000      23,770
   St. Joe                                                    800      31,360
                                                                   ----------
                                                                      213,856
                                                                   ----------

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   TECHNOLOGY - 12.16%
  +Actel                                                    1,200  $   23,904
  +ASM International N.V.                                     900      18,297
  +Bell Microproducts                                       2,000      13,040
  +Datastream Systems                                       2,700      19,116
  +Entegris                                                 2,900      29,435
  +FileNet                                                    900      24,714
  +Herley Industries                                        1,200      25,020
  +Ingram Micro Class A                                     2,100      25,095
  +International Rectifier                                    900      35,676
  +NETGEAR                                                  2,900      31,552
  +Overland Storage                                         1,400      19,866
  +Photronics                                               1,100      16,379
  +Plexus                                                   1,700      24,446
  +QAD                                                      1,700      18,717
  +Storage Technology                                       1,000      26,270
   Symbol Technologies                                      1,500      18,000
  +Synnex                                                   1,100      18,579
  +Tech Data                                                  600      20,400
  +Technitrol                                               2,000      42,540
                                                                   ----------
                                                                      451,046
                                                                   ----------

   TRANSPORTATION - 3.70%
   Alexander & Baldwin                                      1,500      47,385
  +Continental Airlines Class B                             1,000      10,660
  +Kirby                                                      900      31,050
  +SCS Transportation                                         500      11,440
   SkyWest                                                    700      12,740
  +Yellow Roadway                                             700      23,835
                                                                   ----------
                                                                      137,110
                                                                   ----------

   UTILITIES - 1.61%
   Black Hills                                                400      12,236
  +El Paso Electric                                         1,500      21,225
   PNM Resources                                              900      26,262
                                                                   ----------
                                                                       59,723
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $2,752,588)                                                3,447,069
=============================================================================
   INVESTMENT COMPANIES - 1.75%
   iShares Russell 2000 Value
     Index Fund                                               400      64,800
-----------------------------------------------------------------------------
   TOTAL INVESTMENT COMPANIES
   (COST $58,800)                                                      64,800
=============================================================================
   WARRANTS - 0.01%
  +Magnum Hunter Resources                                    420         302
-----------------------------------------------------------------------------
   TOTAL WARRANTS (COST $0)                                               302
=============================================================================

                              2004 Semiannual Report o Delaware Pooled Trust   7

                                                        Principal      Market
                                                         Amount         Value
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 3.61%
   With BNP Paribas 0.92% 5/3/04
     (dated 4/30/04, to be repurchased
     at $69,605 collateralized by $5,100
     U.S. Treasury Notes 7.25% due
     5/15/04, market value $5,290,
     $34,800 U.S. Treasury Bills due
     7/29/04, market value $34,688,
     $13,300 U.S. Treasury Bills due
     9/16/04, market value $13,219,
     $5,200 U.S. Treasury Notes 7.50%
     due 2/15/05, market value $5,476,
     $10,800 U.S. Treasury Notes 9.375%
     due 2/15/06, market value $12,346)                   $69,600     $69,600
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $64,405
     collateralized by $12,900 U.S.
     Treasury Notes 7.50% due 2/15/05,
     market value $13,689, $34,900 U.S.
     Treasury Notes 6.50% due 5/15/05,
     market value $37,713, $12,900 U.S.
     Treasury Notes 5.625% due 5/15/08,
     market value $14,326)                                 64,400      64,400
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $134,000)                                                    134,000
=============================================================================
-----------------------------------------------------------------------------
    TOTAL MARKET VALUE OF SECURITIES - 98.29%
   (COST $2,945,388)                                                3,646,171
=============================================================================
-----------------------------------------------------------------------------
   RECEIVABLES AND OTHER ASSETS
      NET OF LIABILITIES - 1.71%                                       63,570
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO
      297,619 SHARES OUTSTANDING;
      EQUIVALENT TO $12.46
      PER SHARE - 100.00%                                         $ 3,709,741
=============================================================================
-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                          $ 2,640,510
   Distributions in excess of net investment income                    (2,888)
   Accumulated net realized gain on investments                       371,336
   Net unrealized appreciation of investments                         700,783
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $ 3,709,741
=============================================================================

+Non-income producing security for the period ended April 30, 2004. REIT - Real Estate Investment Trust

See accompanying notes

DELAWARE POOLED TRUST-
THE ALL-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)
                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   COMMON STOCK - 89.35%
   BANKING & FINANCE - 13.92%
  +AmeriTrade Holding                                      10,800  $  132,192
  +CapitalSource                                            6,700     141,102
   City National                                              800      49,320
  +E Trade Financial                                        7,100      80,656
   Eaton Vance                                              4,400     160,644
   IndyMac Bancorp                                          4,600     147,936
   Lehman Brothers Holdings                                 1,300      95,420
   Westcorp                                                 3,000     132,300
                                                                   ----------
                                                                      939,570
                                                                   ----------

   BASIC INDUSTRY & CAPITAL GOODS - 1.20%
  +Mettler-Toledo International                             1,800      80,676
                                                                   ----------
                                                                       80,676
                                                                   ----------

   BUSINESS SERVICES - 9.62%
   Cendant                                                  8,800     208,384
  +Fisher Scientific International                          3,200     187,360
   Manpower                                                 2,800     131,320
  +United Rentals                                           7,100     122,120
                                                                   ----------
                                                                      649,184
                                                                   ----------

   CONSUMER DURABLES - 0.01%
+#*EOS International Restricted                            52,000         520
                                                                   ----------
                                                                          520
                                                                   ----------

   CONSUMER NON-DURABLES - 10.41%
  +Amazon.com                                               1,700      73,882
  +Bed Bath & Beyond                                        2,600      96,512
  +Chicago Pizza & Brewery                                  5,400      71,388
   Gap                                                      3,700      81,437
  +Krispy Kreme Doughnuts                                   1,600      52,016
   Lowe's                                                   1,600      83,296
   Staples                                                  5,300     136,528
  +Williams-Sonoma                                          3,300     107,184
                                                                   ----------
                                                                      702,243
                                                                   ----------

   CONSUMER SERVICES - 11.28%
  +ASK Jeeves                                               3,900     138,333
   Clear Channel Communications                             1,100      45,639
  +Comcast Special Class A                                  6,000     173,940
   Marriott International Class A                           2,500     117,900
  +Mediacom Communications                                 16,000     116,640
   Royal Caribbean Cruises                                  2,400      97,272
   Starwood Hotels & Resorts
      Worldwide                                             1,800      71,622
                                                                   ----------
                                                                      761,346
                                                                   ----------

8   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   HEALTHCARE & PHARMACEUTICALS - 20.86%
  +Amgen                                                    2,300  $  129,421
  +Anthem                                                     900      79,722
  +Biogen Idec                                              1,800     106,200
  +Conceptus                                                5,600      64,400
   GlaxoSmithKline ADR                                      3,500     147,000
  +IntraBiotics Pharmaceuticals                               950      12,616
  +Invitrogen                                               1,100      79,453
   Johnson & Johnson                                        2,600     140,478
   Medicis Pharmaceutical
     Class A                                                3,700     158,804
  +Nektar Therapeutics                                      6,700     135,675
  +Pain Therapeutics                                       13,200      97,020
  +Protein Design Labs                                      6,000     146,880
   Teva Pharmaceutical Industries
     ADR                                                    1,100      67,716
  +Watson Pharmaceuticals                                   1,200      42,732
                                                                   ----------
                                                                    1,408,117
                                                                   ----------

   INSURANCE - 3.89%
   HCC Insurance Holdings                                   3,000      96,060
   PartnerRe                                                2,900     166,170
                                                                   ----------
                                                                      262,230
                                                                   ----------

   TECHNOLOGY - 16.99%
  +Agere Systems Class A                                   27,000      61,020
   Analog Devices                                           2,900     123,540
   ASML Holding N.V.                                        5,400      83,970
  +Cisco Systems                                            5,300     110,611
  +#*Convera Restricted                                     6,000      16,160
  +EMC                                                      6,200      69,192
   Henry (Jack) & Associates                                3,700      67,303
   Intel                                                    2,700      69,471
  +Mercury Interactive                                      2,300      97,865
  +Micrel                                                   6,100      74,542
  +National Semiconductor                                   1,900      77,501
  +Network Appliance                                        2,200      40,964
  +Red Hat                                                  3,800      86,298
  +SkillSoft ADR                                            4,600      57,500
  +Xilinx                                                   3,300     110,979
                                                                   ----------
                                                                    1,146,916
                                                                   ----------

   TRANSPORTATION - 1.17%
  +Marten Transport                                         4,550      79,079
                                                                   ----------
                                                                       79,079
                                                                   ----------
-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $5,118,728)                                                6,029,881
=============================================================================

                                                        Principal      Market
                                                         Amount         Value
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 8.49%
   With BNP Paribas 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $297,723,
     collateralized by $21,800
     U.S. Treasury Notes 7.25% due
     5/15/04, market value
     $22,619, $148,700 U.S.
     Treasury Bills due 7/29/04,
     market value $148,328,
     $56,700 U.S. Treasury Bills
     due 9/16/04, market value
     $56,527, $22,000 U.S.
     Treasury Notes 7.50% due
     2/15/05, market value
     $23,415, and $46,100 U.S.
     Treasury Notes 9.375% due
     2/15/06, market value
     $52,795)                                            $297,700    $297,700
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $275,321,
     collateralized by $55,100
     U.S. Treasury Notes 7.50% due
     2/15/05, market value
     $58,537, $149,400 U.S.
     Treasury Notes 6.50% due
     5/15/05, market value
     $161,264, and $55,100 U.S.
     Treasury Notes 5.625% due
     5/15/08, market value
     $61,259)                                             275,300     275,300
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $573,000)                                                    573,000
=============================================================================

                              2004 Semiannual Report o Delaware Pooled Trust   9

-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 97.84%
   (COST $5,691,728)                                              $ 6,602,881
=============================================================================
-----------------------------------------------------------------------------
   RECEIVABLES AND OTHER ASSETS
      NET OF LIABILITIES - 2.16%                                      145,835
 =============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO
      1,356,858 SHARES OUTSTANDING;
      EQUIVALENT TO $4.97
      PER SHARE - 100.00%                                         $ 6,748,716
=============================================================================
-----------------------------------------------------------------------------
  COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                          $13,023,403
   Accumulated net investment loss                                    (10,042)
   Accumulated net realized loss on investments                    (7,175,798)
   Net unrealized appreciation of investments                         911,153
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $ 6,748,716
=============================================================================

 + Non-income producing security for the period ended April 30, 2004.
 # Restricted security - Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2004, the aggregate amount of restricted securities equals $16,680 or 0.25% of the Portfolio's net assets.

 * The security is being fair valued in accordance with the Portfolio's fair valuation policy. See Note #1 in "Notes to Financial Statements." At April 30, 2004, two securities were fair valued which represented 0.25% of the Portfolio's net assets.
    ADR - American Depositary Receipts

See accompanying notes

DELAWARE POOLED TRUST-
THE LARGE-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)
                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   COMMON STOCK - 96.51%
   AEROSPACE & Defense - 0.90%
   Northrop Grumman                                           100  $    9,925
                                                                   ----------
                                                                        9,925
                                                                   ----------

   BANKING & FINANCE - 17.63%
  +AmeriTrade Holding                                       2,300      28,152
   Capital One Financial                                      500      32,765
   Citigroup                                                  700      33,663
   Fannie Mae                                                 500      34,360
   J.P. Morgan Chase                                          900      33,840
   Merrill Lynch                                              600      32,538
                                                                   ----------
                                                                      195,318
                                                                   ----------

   BUSINESS SERVICES - 1.75%
   Moody's Investors Services                                 300      19,353
                                                                   ----------
                                                                       19,353
                                                                   ----------

   CABLE, MEDIA & PUBLISHING - 5.82%
  +Cox Communications Class A                               1,000      32,690
   Omnicom Group                                              400      31,804
                                                                   ----------
                                                                       64,494
                                                                   ----------

   CHEMICALS - 1.94%
   duPont (E.I.) deNemours                                    500      21,475
                                                                   ----------
                                                                       21,475
                                                                   ----------

   CONSUMER NON-DURABLES - 13.21%
  +Bed Bath & Beyond                                          600      22,272
   Best Buy                                                   600      32,550
  +Coach                                                      700      29,820
   Gap                                                      1,400      30,814
   Staples                                                  1,200      30,912
                                                                   ----------
                                                                      146,368
                                                                   ----------

   CONSUMER SERVICES - 2.13%
   Marriott International Class A                             500      23,580
                                                                   ----------
                                                                       23,580
                                                                   ----------

   ELECTRONICS & ELECTRICAL EQUIPMENT - 2.97%
   General Electric                                         1,100      32,945
                                                                   ----------
                                                                       32,945
                                                                   ----------

   FOOD, BEVERAGE & TOBACCO - 5.65%
   McDonald's                                               1,100      29,953
   PepsiCo                                                    600      32,694
                                                                   ----------
                                                                       62,647
                                                                   ----------

10   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   HEALTHCARE & PHARMACEUTICALS - 24.49%
  +Amgen                                                      600  $   33,762
  +Anthem                                                     400      35,432
  +Biogen Idec                                                600      35,400
  +Caremark Rx                                              1,000      33,850
  +Chiron                                                     700      32,480
   GlaxoSmithKline ADR                                        800      33,600
   Guidant                                                    500      31,505
   Medtronic                                                  700      35,322
                                                                   ----------
                                                                      271,351
                                                                   ----------

   SOFTWARE & SERVICES - 3.03%
   SAP ADR                                                    900      33,552
                                                                   ----------
                                                                       33,552
                                                                   ----------

   TECHNOLOGY/SEMICONDUCTORS - 8.76%
  +Applied Materials                                        1,700      30,991
   Intel                                                    1,300      33,449
  +National Semiconductor                                     800      32,632
                                                                   ----------
                                                                       97,072
                                                                   ----------

   TELECOMMUNICATIONS - 5.70%
  +Cisco Systems                                            1,500      31,305
  +Comcast Special Class A                                  1,100      31,889
                                                                   ----------
                                                                       63,194
                                                                   ----------

   TRANSPORTATION & SHIPPING - 2.53%
   United Parcel Service Class B                              400      28,060
                                                                   ----------
                                                                       28,060
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $1,067,261)                                                1,069,334
=============================================================================

                                                        Principal
                                                          Amount
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 5.69%
   With BNP Paribas 0.92%
      5/3/04 (dated 4/30/04, to be
      repurchased at $32,703,
      collateralized by $2,400 U.S.
      Treasury Notes 7.25% due
      5/15/04, market value $2,487,
       $16,300 U.S. Treasury Bills
      due 7/29/04, market value
      $16,308, $6,200 U.S.
      Treasury Bills due 9/16/04,
      market value $6,215, $2,400
      U.S. Treasury Notes 7.50%
      due 2/15/05, market value
      $2,574, and $5,100 U.S.
      Treasury Notes 9.375%
      due 2/15/06, market
      value $5,805)                                       $32,700      32,700

                                                        Principal      Market
                                                         Amount         Value
-----------------------------------------------------------------------------
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to
     be repurchased at
     $30,302, collateralized
     by $6,100 U.S. Treasury
     Notes 7.50% due 2/15/05,
     market value $6,436,
     $16,400 U.S. Treasury
     Notes 6.50% due 5/15/05,
     market value $17,731, and
     $6,100 U.S. Treasury
     Notes 5.625% due 5/15/08,
     market value $6,735)                                 $30,300  $   30,300
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $63,000)                                                      63,000
=============================================================================
-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 102.20%
   (COST $1,130,261)                                                1,132,334
=============================================================================
-----------------------------------------------------------------------------
   LIABILITIES NET OF RECEIVABLES
      AND OTHER ASSETS - (2.20%)                                      (24,387)
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO
      237,295 SHARES OUTSTANDING;
      EQUIVALENT TO $4.67
      PER SHARE - 100.00%                                          $1,107,947
-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                           $2,011,330
   Undistributed net investment income                                    258
   Accumulated net realized loss on investments                      (905,714)
   Net unrealized appreciation of investments                           2,073
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                                $1,107,947
=============================================================================

+Non-income producing security for the period ended April 30, 2004.
 ADR - American Depositary Receipts

See accompanying notes

                             2004 Semiannual Report o Delaware Pooled Trust   11

DELAWARE POOLED TRUST-THE MID-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   COMMON STOCK - 91.86%
   BANKING & FINANCE - 15.50%
  +AmeriTrade Holding                                      31,300  $  383,112
  +CapitalSource                                           19,000     400,140
   Cullen/Frost Bankers                                     8,500     368,050
  +E Trade Financial                                       35,200     399,872
   Eaton Vance                                             10,800     394,308
   Lehman Brothers Holdings                                 5,100     374,340
   Sovereign Bancorp                                       16,200     323,676
                                                                   ----------
                                                                    2,643,498
                                                                   ----------

   BASIC INDUSTRY & CAPITAL GOODS - 2.47%
  +Mettler Toledo International                             9,400     421,308
                                                                   ----------
                                                                      421,308
                                                                   ----------

   BUILDING & MATERIALS - 2.18%
   KB HOME                                                  5,400     372,222
                                                                   ----------
                                                                      372,222
                                                                   ----------

   BUSINESS SERVICES - 6.06%
   Cendant                                                 13,300     314,944
  +Fisher Scientific International                          7,800     456,690
  +Hewitt Associates                                        8,500     262,735
                                                                   ----------
                                                                    1,034,369
                                                                   ----------

   CABLE, MEDIA & PUBLISHING - 0.87%
  +XM Satellite Radio Holdings -
      Class A                                               6,200     148,552
                                                                   ----------
                                                                      148,552
                                                                   ----------

   COMMERCIAL SERVICES & SUPPLIES - 5.33%
   Manpower                                                 7,400     347,060
   Moody's Investors Services                               3,900     251,589
  +Robert Half International                               10,100     275,427
  +United Rentals                                           2,000      34,400
                                                                   ----------
                                                                      908,476
                                                                   ----------

   COMPUTERS & TECHNOLOGY - 4.10%
  +Citrix Systems                                           8,300     158,115
  +Mercury Interactive                                      7,000     297,850
  +Red Hat                                                 10,700     242,997
                                                                   ----------
                                                                      698,962
                                                                   ----------

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   Consumer Non-Durables - 10.13%
  +Amazon.com                                               4,200  $  182,532
  +Bed Bath & Beyond                                        6,600     244,992
   Nordstrom                                                3,500     124,705
   Staples                                                 12,300     316,848
  +Starbucks                                               12,800     497,408
  +Williams-Sonoma                                         11,100     360,528
                                                                   ----------
                                                                    1,727,013
                                                                   ----------

   ELECTRONICS & ELECTRICAL EQUIPMENT - 11.31%
  +Agere Systems                                           68,000     153,680
  +Altera                                                  10,300     206,103
  +Applied Micro Circuits                                   7,900      34,839
   ASML Holding                                            16,200     251,910
  +Broadcom                                                 4,700     177,472
  +Lam Research                                            10,800     239,112
  Linear Technology                                         6,600     235,158
  +Network Appliance                                       10,200     189,924
  +PMC - Sierra                                            13,100     159,165
  +Xilinx                                                   8,400     282,492
                                                                   ----------
                                                                    1,929,855
                                                                   ----------

   Environmental Services - 1.06%
  +Allied Waste Industries                                 14,400     181,296
                                                                   ----------
                                                                      181,296
                                                                   ----------

   HEALTHCARE & PHARMACEUTICALS - 18.44%
  +Amylin Pharmaceuticals                                   7,000     156,800
  +Anthem                                                   3,000     265,740
  +Barr Pharmaceuticals                                     4,150     171,893
  +Biogen Idec                                              6,530     385,270
  +Caremark Rx                                              8,300     280,955
  +Chiron                                                   6,400     296,960
  +Coventry Health Care                                     6,100     255,224
  +Express Scripts                                          2,100     162,414
  +Gilead Sciences                                          6,000     364,980
  +Invitrogen                                               2,900     209,467
   Mylan Laboratories                                       5,300     121,423
   Omnicare                                                 4,800     199,104
  +Pharmaceutical Resources                                 4,100     165,230
  +Watson Pharmaceutical                                    3,100     110,391
                                                                   ----------
                                                                    3,145,851
                                                                   ----------

   Insurance - 3.56%
   HCC Insurance Holdings                                   5,000     160,100
   PartnerRe                                                7,800     446,940
                                                                   ----------
                                                                      607,040
                                                                   ----------

12   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   LEISURE, LODGING & ENTERTAINMENT - 6.47%
   Marriott International - Class A                         6,200  $  292,392
   Outback Steakhouse                                       3,700     162,541
  +P.F. Chang's China Bistro                                4,400     214,984
   Royal Caribbean Cruises                                  6,100     247,233
   Starwood Hotels & Resorts
      Worldwide                                             4,700     187,013
                                                                   ----------
                                                                    1,104,163
                                                                   ----------

   REITS - 3.34%
   American Financial Realty Trust                         26,800     396,640
  +Host Marriott                                           14,500     172,550
                                                                   ----------
                                                                      569,190
                                                                   ----------

   TRANSPORTATION - 1.04%
   Expeditors International                                 4,400     176,836
                                                                   ----------
                                                                      176,836
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $14,530,404)                                               5,668,631
=============================================================================

                                                        Principal
                                                          Amount
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 8.35%
   With BNP Paribas 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $739,857
     collateralized by $54,300 U.S.
     Treasury Notes 7.25% due
     5/15/04, market value $56,213,
     $369,400 U.S. Treasury Bills
     due 7/29/04, market value
     $368,620, $137,700 U.S.
     Treasury Bills due 9/16/04,
     market value $140,478, $57,000
     U.S. Treasury Notes 7.50% due
     2/15/05, market value $58,190,
     $114,500 U.S. Treasury Notes
     9.375% due 2/15/06, market
     value $131,204)                                     $739,800     739,800

                                                        Principal      Market
                                                         Amount         Value
-----------------------------------------------------------------------------
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $684,252
     collateralized by $136,800
     U.S. Treasury Notes 7.50% due
     2/15/05, market value
     $145,475, $371,400 U.S.
     Treasury Notes 6.50% due
     5/15/05, market value
     $400,768, $136,800 U.S.
     Treasury Notes 5.625% due
     5/15/08, market value
     $152,238)                                           $684,200    $684,200
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $1,424,000)                                                1,424,000
-----------------------------------------------------------------------------
=============================================================================
   TOTAL MARKET VALUE OF SECURITIES - 100.21%
   (COST $15,954,404)                                              17,092,631
-----------------------------------------------------------------------------
=============================================================================
   LIABILITIES NET OF RECEIVABLES AND
      OTHER ASSETS - (0.21%)                                          (36,626)
-----------------------------------------------------------------------------
=============================================================================
   NET ASSETS APPLICABLE TO
      5,147,023 SHARES OUTSTANDING;
      EQUIVALENT TO $3.31
      PER SHARE - 100.00%                                         $17,056,005
-----------------------------------------------------------------------------
=============================================================================
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                          $15,527,852
   Accumulated  net investment loss                                   (26,855)
   Accumulated net realized gain on investments                       416,781
   Net unrealized appreciation of investments                       1,138,227
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $17,056,005
=============================================================================
+Non-income producing security for the period ended April 30, 2004.
 REIT - Real Estate Investment Trust

See accompanying notes

                             2004 Semiannual Report o Delaware Pooled Trust   13

DELAWARE POOLED TRUST-THE SMALL-CAP GROWTH EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                           Number     Market
                                                         of Shares     Value
-----------------------------------------------------------------------------
   COMMON STOCK - 93.54%
   BANKING & FINANCE - 7.97%
   City National                                           30,800  $1,898,820
   Cullen/Frost Bankers                                    49,000   2,121,700
   Downey Financial                                        30,300   1,461,975
   First Niagara Financial Group                           42,764     538,826
   IndyMac Bancorp                                         32,900   1,058,064
   Sovereign Bancorp                                       44,600     891,108
   Webster Financial                                       30,400   1,322,400
   Westcorp                                                11,800     520,380
                                                                   ----------
                                                                    9,813,273
                                                                   ----------

   BASIC INDUSTRY/CAPITAL GOODS - 2.95%
  +Mettler-Toledo International                            38,300   1,716,606
   MSC Industrial Direct Class A                           66,981   1,919,675
                                                                   ----------
                                                                    3,636,281
                                                                   ----------

   BUSINESS SERVICES - 9.80%
  +Advisory Board                                          45,100   1,560,911
  +Bright Horizons Family
   Solutions                                               30,153   1,337,889
  +Digital Insight                                         43,300     835,690
  +eSpeed Class A                                          29,900     526,240
  +Fisher Scientific International                         60,500   3,542,275
  +Monster Worldwide                                       66,500   1,703,065
  +Resources Connection                                    35,900   1,447,129
  +SIRVA                                                   48,400   1,124,332
                                                                   ----------
                                                                   12,077,531
                                                                   ----------

   CONSUMER DURABLES - 5.81%
   D.R. Horton                                              4,546     130,925
   Gentex                                                  84,100   3,307,653
   KB HOME                                                 17,800   1,226,954
  +Toll Brothers                                           38,200   1,511,574
  +WCI Communities                                         40,500     984,555
                                                                   ----------
                                                                    7,161,661
                                                                   ----------

   CONSUMER NON-DURABLES - 10.04%
  +Coach                                                  101,992   4,344,860
  +Conn's                                                  17,300     287,180
  +Cost Plus                                               55,946   2,025,245
  +Dollar Tree Stores                                      43,178   1,163,647
  +Krispy Kreme Doughnuts                                  29,128     946,951
  +Peet's Coffee & Tea                                     29,100     635,515
   PETsMART                                               107,200   2,969,440
                                                                   ----------
                                                                   12,372,838
                                                                   ----------

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   CONSUMER SERVICES - 14.66%
  +ASK Jeeves                                              72,300  $2,564,481
   Cash America International                              71,500   1,529,385
  +Cheesecake Factory                                      56,949   2,411,790
  +Cumulus Media                                            5,300     111,406
   Four Seasons Hotels                                     30,100   1,610,350
  +Getty Images                                            42,671   2,329,837
   Gray Television Class B                                 53,800     797,316
  +Integrated Alarm Services
      Group                                                63,500     615,950
  +LIN TV Class A                                          47,800   1,075,022
  +Mediacom Communications                                120,167     876,017
  +Sonic                                                   44,250   1,427,948
  +West                                                    40,063     978,739
  +Wynn Resorts                                            43,500   1,736,955
                                                                   ----------
                                                                   18,065,196
                                                                   ----------

   HEALTHCARE & PHARMACEUTICALS - 20.64%
  +Abgenix                                                 84,900   1,381,323
  +Align Technology                                        61,100   1,058,252
  +Amylin Pharmaceuticals                                  56,600   1,267,840
  +Andrx                                                   23,700     542,256
  +Atherogenics                                            31,600     746,392
  +#*Conceptus Restricted                                  56,500     613,624
  +Coventry Health Care                                    30,000   1,255,200
  +CTI Molecular Imaging                                   74,600   1,121,238
  +Dendreon                                                65,700     854,100
  +Digene                                                  33,100   1,175,050
  +Exelixis                                                79,500     722,655
  +Inspire Pharmaceuticals                                 45,141     742,118
  +Martek Biosciences                                      25,700   1,631,693
  Medicis Pharmaceutical
      Class A                                              76,400   3,279,088
  +MGI Pharma                                              23,300   1,440,406
  +Nektar Therapeutics                                    106,568   2,158,002
  +NitroMed                                                62,200     488,270
  +Protein Design Labs                                    101,700   2,489,616
  +Telik                                                   50,000   1,173,500
  +United Therapeutics                                     52,300   1,287,626
                                                                   ----------
                                                                   25,428,249
                                                                   ----------

   INSURANCE - 5.20%
   Berkley (W.R.)                                          10,550     427,275
   Delphi Financial Group
      Class A                                              17,050     684,728
   HCC Insurance Holdings                                  32,400   1,037,448
   IPC Holdings                                            23,700     872,160
   PartnerRe                                               49,200   2,819,160
   RenaissanceRe Holdings                                  10,800     569,052
                                                                   ----------
                                                                    6,409,823
                                                                   ----------

14   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   TECHNOLOGY - 13.90%
  +Akamai Technologies                                     89,700 $ 1,060,254
  +AMIS Holdings                                           57,200     824,881
  +CheckFree                                               43,100   1,294,724
  +Conexant Systems                                       249,984   1,087,430
  +Cymer                                                   48,200   1,541,436
   Henry (Jack) & Associates                               85,730   1,559,429
  +Integrated Circuit Systems                              56,000   1,326,640
  +Micrel                                                 110,171   1,346,290
  +ON Semiconductor                                       159,600     770,868
  +Opsware                                                102,000     746,640
  +Power Integrations                                      50,700   1,248,741
  +Silicon Laboratories                                    24,200   1,141,030
  +Skyworks Solutions                                     159,000   1,361,040
  +Tekelec                                                 54,405     906,931
  +Varian Semiconductor
      Equipment                                            27,700     901,912
                                                                  -----------
                                                                   17,118,246
                                                                  -----------

   TRANSPORTATION - 2.57%
  +Hunt (J.B.) Transportation
      Services                                             57,500   1,820,450
   UTI Worldwide                                           29,200   1,337,652
                                                                  -----------
                                                                    3,158,102
                                                                  -----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $94,412,695)                                             115,241,200
=============================================================================

                                                        Principal
                                                         Amount
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 6.62%
   With BNP Paribas 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $4,236,325
     collateralized by $311,000
     U.S. Treasury Notes 7.25% due
     5/15/04, market value
     $321,842, $2,115,000 U.S.
     Treasury Bills due 7/29/04,
     market value $2,110,507,
     $807,000 U.S. Treasury Bills
     due 9/16/04, market value
     $804,297, $313,000 U.S.
     Treasury Notes 7.50% due
     2/15/05, market value
     $333,161, $656,000 U.S.
     Treasury Notes 9.375% due
     2/15/06, market value
     $751,201)                                         $4,236,000   4,236,000

                                                        Principal      Market
                                                           Amount       Value
-----------------------------------------------------------------------------
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $3,917,300
     collateralized by $783,000
     U.S. Treasury Notes 7.50% due
     2/15/05, market value
     $832,903, $2,126,000 U.S.
     Treasury Notes 6.50% due
     5/15/05, market value
     $2,294,568, $783,000 U.S.
     Treasury Notes 5.625% due
     5/15/08, market value
     $871,625)                                       $3,917,000    $3,917,000
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $8,153,000)                                                8,153,000
=============================================================================
-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 100.16%
   (COST $102,565,695)                                            123,394,200
=============================================================================
-----------------------------------------------------------------------------
   LIABILITIES NET OF RECEIVABLES
      AND OTHER ASSETS - (0.16%)                                     (192,381)
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO 8,592,047
      SHARES OUTSTANDING;
      EQUIVALENT TO $14.34
      PER SHARE - 100.00%                                        $123,201,819
=============================================================================
-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                         $116,595,120
   Accumulated net investment loss                                   (241,633)
   Accumulated net realized loss on investments                   (13,980,173)
   Net unrealized appreciation of investments                      20,828,505
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                              $123,201,819
=============================================================================
+Non-income producing security for the period ended April 30, 2004.
#Restricted Security-Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2004, the aggregate amount of restricted securities equals $613,624 or 0.50% of the Portfolio's net assets.
*This security is being fair valued in accordance with the Portfolio's fair valuation policy. See Note #1 in "Notes to Financial Statements." At April 30, 2004, one security was fair valued which represented 0.50% of the Portfolio's net assets.

See accompanying notes

                             2004 Semiannual Report o Delaware Pooled Trust   15

DELAWARE POOLED TRUST-THE SMALL-CAP GROWTH II EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   COMMON STOCK - 99.72%
   Banking & Finance - 15.35%
   Brookline Bancorp                                        1,300  $   18,408
  +CapitalSource                                            2,200      46,332
   Downey Financial                                         1,100      53,075
   Fidelity Bankshares                                        600      19,950
   R&G Financial                                            1,300      40,235
  +Silicon Valley Bancshares                                  700      24,052
   South Financial Group                                      700      19,390
   Westamerica Bancorporation                                 500      24,300
   Westcorp                                                 1,300      57,330
                                                                   ----------
                                                                      303,072
                                                                   ----------

   BASIC INDUSTRY/CAPITAL GOODS - 3.26%
   Engineered Support Systems                                 400      19,452
  +Rofin-Sinar Technologies                                   700      16,219
  +Varian                                                     700      28,728
                                                                   ----------
                                                                       64,399
                                                                   ----------

   BUSINESS SERVICES - 7.77%
  +Advisory Board                                           1,400      48,454
  +Charles River Associates                                   600      19,362
  +Corillian                                                4,800      20,736
  +eSpeed - Class A                                         1,800      31,680
   Gevity HR                                                  900      19,827
  +Portfolio Recovery Associates                              500      13,355
                                                                   ----------
                                                                      153,414
                                                                   ----------

   CONSUMER DURABLES - 1.76%
   Gentex                                                     700      27,531
  +WCI Communities                                            300       7,293
                                                                   ----------
                                                                       34,824
                                                                   ----------

   CONSUMER NON-DURABLES - 16.46%
  +America's Car-Mart                                         400      10,384
  +Coach                                                    1,200      51,120
  +Cost Plus                                                1,100      39,820
  +First Cash Financial Services                            1,800      40,842
  +Guitar Center                                              600      24,912
  +Hibbett Sporting Goods                                   2,100      50,988
  +PC Mall                                                    800      14,864
  +Tractor Supply                                             700      27,342
  +Urban Outfitters                                         1,400      64,638
                                                                   ----------
                                                                      324,910
                                                                   ----------

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   CONSUMER SERVICES - 9.19%
  +ASK Jeeves                                               1,200  $   42,564
  +Cheesecake Factory                                         500      21,175
   Four Seasons Hotels                                        400      21,400
  +iVillage                                                 1,200       7,680
  +LIN TV - Class A                                           800      17,992
  +Mediacom Communications                                  3,200      23,328
  +RARE Hospitality International                             900      24,633
  +Sonic                                                      700      22,589
                                                                   ----------
                                                                      181,361
                                                                   ----------

   HEALTHCARE & PHARMACEUTICALS - 24.47%
  +Abgenix                                                  1,300      21,151
  +Adolor                                                     700      11,249
  +Advanced Neuromodulation
  Systems                                                     300       8,175
  +Align Technology                                         2,500      43,300
  +Axonyx                                                   3,400      25,364
  +Conceptus                                                1,600      18,400
  +Digene                                                     600      21,300
   Medicis Pharmaceutical -
      Class A                                               1,400      60,088
  +MGI Pharma                                                 200      12,364
  +Nektar Therapeutics                                      3,400      68,850
  +Neurochem                                                1,900      46,341
  +North American Scientific                                2,400      20,856
  +Pain Therapeutics                                        3,200      23,520
  +Pozen                                                    1,900      22,496
  +Protein Design Labs                                      1,500      36,720
  +United Therapeutics                                        900      22,158
  +Wilson Greatbatch Technology                               600      20,700
                                                                   ----------
                                                                      483,032
                                                                   ----------

   INSURANCE - 2.44%
   Delphi Financial Group - Class A                         1,200      48,192
                                                                   ----------
                                                                       48,192
                                                                   ----------

   REITS - 2.42%
   RAIT Investment Trust                                      900      21,654
   Redwood Trust                                              600      26,070
                                                                   ----------
                                                                      47,724
                                                                   ----------

   TECHNOLOGY - 15.43%
  +Agile Software                                           3,700      27,935
  +Akamai Technologies                                      1,400      16,548
                                                                   ----------
  +Brooks Automation                                          900      14,976
                                                                   ----------


16   Delaware Pooled Trust o 2004 Semiannual Report

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
  +Cymer                                                      900  $   28,782
  +Integrated Silicon Solution                                900      12,357
  +Manhattan Associates                                       800      21,496
  +MatrixOne                                                2,700      16,227
  +Netegrity                                                2,500      21,000
  +O2Micro International                                    2,800      40,600
  +Power Integrations                                         900      22,167
  +Skyworks Solutions                                       4,500      38,520
  +Tessera Technologies                                     1,200      21,264
  +Varian Semiconductor Equipment                             700      22,792
                                                                   ----------
                                                                      304,664
                                                                   ----------

   TRANSPORTATION - 1.17%
  +Knight Transportation                                      900      23,184
                                                                   ----------
                                                                       23,184
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $1,975,671)                                                1,968,776
=============================================================================
-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 99.72%
   (COST $1,975,671)                                                1,968,776
=============================================================================
-----------------------------------------------------------------------------
   RECEIVABLES AND OTHER ASSETS
      NET OF LIABILITIES - 0.28%                                        5,619
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO
      235,295 SHARES OUTSTANDING;
      EQUIVALENT TO $8.39
      PER SHARE - 100.00%                                          $1,974,395
=============================================================================
-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                           $2,000,008
   Accumulated net investment loss                                     (2,851)
   Accumulated net realized loss on investments                       (15,867)
   Net unrealized depreciation of investments                          (6,895)
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                                $1,974,395
=============================================================================
+Non-income producing security for the period ended April 30, 2004.
 REIT - Real Estate Investment Trust

See accompanying notes

DELAWARE POOLED TRUST-
THE REAL ESTATE INVESTMENT TRUST
PORTFOLIO II
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)
                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   COMMON STOCK - 96.56%
   DIVERSIFIED REITS - 7.83%
   Crescent Real Estate Equities                           23,300  $  360,451
   Keystone Property Trust                                 46,100     937,674
   Vornado Realty Trust                                    36,200   1,826,290
                                                                   ----------
                                                                    3,124,415
                                                                   ----------

   HEALTHCARE REITS - 2.24%
 +#Medical Properties of
      America 144A                                         29,600     310,800
   Nationwide Health Properties                            32,200     583,786
                                                                   ----------
                                                                      894,586
                                                                   ----------

   HOTEL REITS - 4.75%
   Hersha Hospitality Trust                                50,000     475,500
  +Highland Hospitality                                    36,900     391,878
  +Host Marriott                                           12,600     149,940
   LaSalle Hotel Properties                                40,000     880,000
                                                                   ----------
                                                                    1,897,318
                                                                   ----------

   INDUSTRIAL REITS - 4.98%
   AMB Property                                            19,180     581,154
   First Potomac Realty Trust                               7,200     133,920
   ProLogis Trust                                          43,200   1,270,944
                                                                   ----------
                                                                    1,986,018
                                                                   ----------

   MALL REITS - 19.10%
   CBL & Associates Properties                             19,000     954,750
   General Growth Properties                               67,300   1,824,503
   Mills                                                   19,400     787,640
   Rouse                                                   39,900   1,727,670
   Simon Property Group                                    48,270   2,327,097
                                                                   ----------
                                                                    7,621,660
                                                                   ----------

   MANUFACTURED HOUSING REITS - 1.36%
   Sun Communities                                         15,540     543,123
                                                                   ----------
                                                                      543,123
                                                                   ----------

   MORTGAGE REITS - 2.64%
  +Capital Lease Funding                                   11,800     124,136
 +#Fieldstone Investments
   Corporate 144A                                          35,500     656,750
  +Sunset Financial Resources                              24,500     271,705
                                                                   ----------
                                                                    1,052,591
                                                                   ----------

                             2004 Semiannual Report o Delaware Pooled Trust   17

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   MULTIFAMILY REITS - 8.59%
   Apartment Investment &
      Management Class A                                   19,190  $  540,582
   BRE Properties Class A                                  33,400   1,058,780
   Camden Property Trust                                   13,300     562,856
   Equity Residential Properties
      Trust                                                46,100   1,265,906
                                                                   ----------
                                                                    3,428,124
                                                                   ----------

   OFFICE REITS - 22.20%
   Alexandria Real Estate Equities                         19,700   1,119,354
   American Financial Realty Trust                         53,100     785,880
   Brandywine Realty Trust                                 22,800     577,752
   CarrAmerica Realty                                      54,890   1,564,914
   Equity Office Properties Trust                          93,611   2,356,188
   Government Properties Trust                             11,400     124,830
   Prentiss Properties Trust                               45,475   1,457,019
   SL Green Realty                                         21,380     872,304
                                                                   ----------
                                                                    8,858,241
                                                                   ----------

   OFFICE/INDUSTRIAL REITS - 8.44%
   Duke Realty                                             42,640   1,243,382
   Liberty Property Trust                                  22,133     808,961
   Reckson Associates Realty                               55,330   1,315,195
                                                                   ----------
                                                                    3,367,538
                                                                   ----------

   REAL ESTATE OPERATING COMPANIES - 2.89%
   St. Joe Company                                          4,800     188,160
   Starwood Hotels & Resorts
      Worldwide                                            24,300     966,897
                                                                   ----------
                                                                    1,155,057
                                                                   ----------

   RETAIL STRIP CENTERS REITS - 11.54%
   Chelsea Property Group                                  32,000   1,632,000
   Developers Diversified Realty                           23,800     779,450
   Federal Realty Investment Trust                         26,600     986,328
   Ramco-Gershenson Properties                             33,200     786,176
   Regency Centers                                         11,100     420,801
                                                                   ----------
                                                                    4,604,755
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $34,828,435)                                              38,533,426
=============================================================================

                                                           Number      Market
                                                        of Shares       Value
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 3.13%
   With BNP Paribas 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $650,050
     collateralized by $48,000 U.S.
     Treasury Notes 7.25% due
     5/15/04, market value $49,384,
     $325,000 U.S. Treasury Bills
     due 7/29/04, market value
     $323,837, $124,000 U.S.
     Treasury Bills due 9/16/04,
     market value $123,412, $48,000
     U.S. Treasury Notes 7.50% due
     2/15/05, market value $51,120,
     $101,000 U.S. Treasury Notes
     9.375% due 2/15/06, market
     value $115,265)                                     $650,000    $650,000
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $601,046
     collateralized by $120,000
     U.S. Treasury Notes 7.50% due
     2/15/05, market value
     $127,801, $326,000 U.S.
     Treasury Notes 6.50% due
     5/15/05, market value
     $352,080, $120,000 U.S.
     Treasury Notes 5.625% due
     5/15/08, market value
     $133,742)                                            601,000     601,000
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $1,251,000)                                                1,251,000
=============================================================================
-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 99.69%
   (COST $36,079,435)                                              39,784,426
=============================================================================
-----------------------------------------------------------------------------
   RECEIVABLES AND OTHER ASSETS
      NET OF LIABILITIES - 0.31%                                      124,252
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO 1,873,951
      SHARES OUTSTANDING;
      EQUIVALENT TO $21.30
      PER SHARE - 100.00%                                         $39,908,678
=============================================================================

18   Delaware Pooled Trust o 2004 Semiannual Report

-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                          $34,800,505
   Distributions in excess of net investment
      income                                                          (77,791)
   Accumulated net realized gain on investments                     1,480,973
   Net unrealized appreciation of investments                       3,704,991
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $39,908,678
=============================================================================
+Non-income producing security for the period ended April 30, 2004. #Securities exempt from registration under Rule 144A of the Securities Act of 1933.
 See note #12 in "Notes to Financial Statements."
 REIT - Real Estate Investment Trust

See accompanying notes

DELAWARE POOLED TRUST-
THE INTERMEDIATE FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)
                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   AGENCY ASSET-BACKED SECURITIES - 1.98%
   Freddie Mac Structured Pass
      Through Securities Series
      T-50 A3 2.182% 9/27/07                             $ 20,388    $ 20,386
  +SLMA Student Loan Trust
      Series 97-1 A2 1.555%
        1/25/10                                             7,295       7,328
      Series 02-7 A2 1.15%
        6/17/13                                            70,000      70,004
      Series 03-8 A1 1.12%
        6/16/08                                             6,147       6,146
      Series 04-1 A1 1.21%
        1/26/15                                           215,264     215,412
-----------------------------------------------------------------------------
   TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $319,175)                                                    319,276
=============================================================================
      AGENCY COLLATERALIZED MORTGAGE
         OBLIGATIONS - 4.43%
   Fannie Mae
      Series 02-W1 1A2 4.81%
      12/25/33                                            191,724     192,303
      Series 03-86 OJ 5.00%
      3/25/17                                              70,000      72,503
   Freddie Mac
      Series 1490 CA 6.50%
      4/15/08                                              95,738      99,696
      Series 2480 EH 6.00%
      11/15/31                                             23,280      23,909
   Freddie Mac Structured Pass
      Through Securities
      Series T-58 1A2 3.108%
      5/25/35                                              40,000      40,022
      Series T-58 2A 6.50%
      9/25/43                                              77,617      81,352
   GNMA
      Series 02-61 BA 4.648%
      3/16/26                                              85,000      85,775
      Series 02-62 B 4.763%
      1/16/25                                             120,000     120,666
-----------------------------------------------------------------------------
   TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS (COST $725,539)                               716,226
=============================================================================

                             2004 Semiannual Report o Delaware Pooled Trust   19

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   AGENCY MORTGAGE-BACKED SECURITIES - 11.03%
   Fannie Mae
     +4.158% 12/1/33                                   $  160,000  $  164,499
      4.50% 10/1/10                                        92,623      93,463
      4.50% 5/1/19 TBA                                     70,000      68,906
      5.00% 11/1/17                                        51,722      52,126
      5.00% 6/1/18                                         79,601      80,198
      5.00% 7/1/18                                         63,157      63,631
      5.00% 1/1/34                                          9,692       9,444
      5.00% 4/1/34                                         80,000      77,600
      5.50% 5/1/19 TBA                                     15,000      15,394
      6.00% 12/1/33                                        39,221      40,336
      6.00% 6/1/34 TBA                                     40,000      40,788
      6.50% 7/1/08                                         15,119      16,087
      6.50% 4/1/12                                          9,433      10,008
      6.52% 1/1/08                                        323,848     351,273
      7.50% 12/1/10                                        12,122      12,823
      7.50% 6/1/31                                         51,116      54,694
      8.00% 10/1/14                                        30,239      32,460
      8.50% 9/20/10                                        26,278      28,109
      8.50% 5/1/11                                          9,186       9,871
      8.50% 8/1/12                                          5,411       5,818
      9.00% 4/1/09                                         14,843      16,100
      9.00% 6/1/09                                         18,094      20,198
      9.50% 4/1/18                                          3,613       4,069
   Freddie Mac
      3.50% 9/1/18                                          9,616       9,360
      4.00% 6/1/08                                         20,140      20,216
      4.00% 1/1/09                                        102,221     102,540
      5.00% 9/1/33                                        103,803     101,565
      8.25% 10/1/07                                        43,758      46,670
      8.50% 10/1/15                                        19,066      20,710
      9.25% 9/1/08                                          6,922       7,517
   GNMA
      6.00% 1/15/09                                         8,960       9,461
      6.50% 3/15/09                                        24,333      25,968
      6.75% 10/15/07                                      136,038     143,605
      7.50% 6/15/32                                        20,603      22,135
      8.50% 8/15/10                                         4,886       5,266
-----------------------------------------------------------------------------
   TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (COST $1,800,629)                                                1,782,908
 =============================================================================

   AGENCY OBLIGATIONS - 4.16%
   Fannie Mae
      3.25% 1/15/08                                       195,000     193,182
      4.125% 4/15/14                                       65,000      60,586
   Federal Home Loan Bank
      System 2.875% 9/15/06                               160,000     160,604
   Freddie Mac
      1.875% 2/15/06                                      120,000     119,125
      2.00% 2/23/06                                       140,000     139,215
-----------------------------------------------------------------------------
   TOTAL AGENCY OBLIGATIONS
   (COST $675,259)                                                    672,712
=============================================================================

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 7.53%
   AmeriCredit Automobile Receivables
      Trust Series 01-C A4 5.01%
      7/14/08                                            $ 75,000    $ 77,448
   AmeriQuest Mortgage Securities
      Series 03-5 A2 2.43%
      7/25/33                                              40,000      40,071
   Capital One Multi-Asset
      Execution Trust
      Series 03-A6 A6 2.95%
      8/17/09                                              55,000      55,033
      Series 03-C2 C2 4.32%
      4/15/09                                               5,000       5,098
      Series 03-C4 C4 6.00%
      8/15/13                                             100,000     105,009
   EQCC Home Equity Loan
      Trust Series 99-2 AF4
      6.753% 8/25/27                                      131,610     136,832
   Honda Automobile Receivables
      Owners Trust Series 04-1 A4
      3.06% 10/21/09                                       45,000      44,443
   John Deere Owner Trust Series
      04-A A4 3.02% 3/15/11                               115,000     113,356
   MBNA Credit Card Master
      Note Trust
     +Series 96-B A 1.36%
      8/15/08                                              40,000      40,180
      Series 01-A1 A1 5.75%
      10/15/08                                             63,000      66,855
   Mid-State Trust Series
      11 A1 4.864% 7/15/38                                 26,857      25,899
   NationsCredit Grantor Trust
      Series 97-1A 6.75% 8/15/13                           56,435      58,072
   Navistar Financial Owner Trust
      Series 02-B A4 3.52%
      10/15/09                                             25,000      25,381
   Residential Asset Securities
      Series 99-KS1 AI8 6.32%
      4/25/30                                             115,880     120,217
      Series 99-KS4 AI4 7.22%
      6/25/28                                              53,741      56,169
  #Sharp Series 03-HE1N N
      144A 6.90% 11/25/33                                  38,008      38,198
  #Sky Financial Medical Loan
      Securitization Series 01-B
      144A 5.55% 7/15/12                                   18,102      18,432
 +#Summit Mortgage Trust Series
      02-1 B2 144A 6.192%
      6/28/16                                              25,000      25,188
   WFS Financial Owner Trust
      Series 02-1 A4A 4.87%
      9/20/09                                             160,000     165,340
-----------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
   (COST $1,221,152)                                                1,217,221
=============================================================================

20   Delaware Pooled Trust o 2004 Semiannual Report

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS- 10.79%
   Bank of America Alternative Loan Trust
      Series 03-10 2A1 6.00%
      12/25/33                                           $ 99,755  $  102,402
      Series 04-2 1A1 6.00%
      3/25/34                                              49,275      50,021
   Bank of America Commercial
      Mortgage Series 04-2 A2
      3.52% 11/10/38                                       50,000      48,526
  +Bank of America Mortgage
      Securities
      Series 03-D 1A2 3.428%
      5/25/33                                               8,474       8,585
      Series 03-I 2A4 3.828%
      10/25/33                                             70,000      69,950
      Series 04-A 1A1 3.486%
      2/25/34                                              45,050      45,177
   Cendant Mortgage Series 02-4
      A6 6.50% 7/25/32                                      9,014       9,031
  +Countrywide Home Loans
      Series 01-HYB2 3A1 5.536%
      9/19/31                                              37,041      37,306
      Series 03-21 A1 4.186%
      5/25/33                                               9,107       9,135
   Credit Suisse First Boston
      Mortgage Securities
      Series 01-CK3 A2 6.04%
      6/15/34                                              75,000      79,183
      Series 02-34 1A1 7.50%
      12/25/32                                             41,937      44,273
      Series 03-23 6A1 6.50%
      9/25/33                                              73,047      76,035
      Series 03-23 7A1 5.00%
      9/25/18                                              66,495      66,685
      Series 03-29 5A1 7.00%
      12/25/33                                             91,552      95,134
      Series 04-1 3A1 7.00%
      2/25/34                                              37,620      39,788
   Deutsche Mortgage Securities
      Series 04-2 A2 3.08%
      1/25/34                                              35,000      34,672
   First Horizon Asset Securities
      Series 03-5 1A17 8.00%
      7/25/33                                              19,145      20,541
   Greenwich Capital Commercial
      Funding Series 04-GG1 A7
      5.317% 4/10/14                                       60,000      60,297
   GSR Mortgage Loan Trust
      Series 04-2F 6A1 7.00%
      1/25/34                                              42,573      44,601
  +Master Adjustable Rate
      Mortgages Trust Series
      03-6 1A2 3.101% 12/25/33                             55,000      53,311

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   Master Alternative Loan Trust
      Series 03-9 1A1 5.50%
      12/25/18                                         $   66,695  $   68,195
   Master Asset Securitization
      Trust Series 03-12 3A5
      5.25% 10/25/14                                       43,956      44,487
   Nomura Asset Acceptance
      Series 04-AP1 A2 3.238%
      3/25/34                                             105,000     104,361
   Residential Asset Mortgage
      Products Series 04-SL1 A3
      7.00% 11/25/31                                       60,824      63,488
   Residential Funding Mortgage
      Securities Series 04-S5 VA
      5.25% 4/25/34                                        35,000      35,344
 #+Strip Series 03-1A 144A
      3.308% 3/24/18                                       83,555      82,481
   Structured Asset Securities
     +Series 02-22H 1A 7.00%
      11/25/32                                             28,410      30,508
      Series 03-33H 1A1 5.50%
      10/25/33                                             64,768      64,430
   Vendee Mortgage Trust
      Series 93-1 7.25% 4/15/13                            15,000      15,776
     +Series 00-1 1A 6.818%
      1/15/30                                              17,462      18,314
   Washington Mutual
     +Series 03-AR4 A7 3.95%
      5/25/33                                              52,912      52,715
      Series 03-S1 A1 5.00%
      4/25/33                                              55,333      55,538
  +Wells Fargo Mortgage Backed
      Securities Trust
      Series 03-K 2A5 4.522%
      11/25/33                                             40,000      36,726
      Series 03-M A1 4.774%
      12/25/33                                             79,458      78,139
-----------------------------------------------------------------------------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $1,753,146)                                                1,745,155
=============================================================================

   CORPORATE BONDS - 41.85%
   BANKING, FINANCE & INSURANCE - 15.87%
   AON 7.375% 12/14/12                                     35,000      39,395
   Apache Finance 7.00%
      3/15/09                                             105,000     119,681
   Bear Stearns 4.65% 7/2/18                               70,000      62,592
   Compass Bank 6.45% 5/1/09                                5,000       5,526
   Countrywide Home Loans
      3.50% 12/19/05                                       10,000      10,149
   Developers Diversified Realty
      4.625% 8/1/10                                        45,000      44,264
  #Erac USA Finance 144A
      7.35% 6/15/08                                       115,000     129,226


                             2004 Semiannual Report o Delaware Pooled Trust   21

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   Ford Motor Credit
      5.625% 10/1/08                                   $   55,000  $   56,131
      7.00% 10/1/13                                        55,000      56,661
      7.25% 10/25/11                                      125,000     132,831
   Franklin Resources
      3.70% 4/15/08                                        45,000      44,455
   General Electric Capital
      5.45% 1/15/13                                       105,000     107,692
  #Glencore Funding 144A
      6.00% 4/15/14                                       125,000     118,345
   GMAC
      6.75% 1/15/06                                        35,000      37,077
      7.25% 3/2/11                                        175,000     188,371
   Goldman Sachs
      5.25% 10/15/13                                       95,000      93,545
   Household Finance
      4.125% 12/15/08                                      70,000      70,043
   International Lease
      Finance 5.875% 5/1/13                               125,000     130,676
   J.P. Morgan Chase
      5.75% 1/2/13                                         70,000      72,605
  #Liberty Mutual Group 144A
      5.75% 3/15/14                                        55,000      53,906
   Morgan Stanley
      4.75% 4/1/14                                         90,000      84,249
      5.30% 3/1/13                                         20,000      20,024
   National Rural Utilities
      Cooperative Finance
      3.875% 2/15/08                                      120,000     120,775
   Popular North America
      3.875% 10/1/08                                       70,000      69,250
      4.25% 4/1/08                                         30,000      30,282
 +#Premium Asset Trust
      144A 1.21% 2/6/06                                    40,000      40,011
   Progressive 6.375% 1/15/12                             110,000     120,008
  +RBS Capital Trust I
      4.709% 12/29/49                                     105,000      99,255
   Regions Financial
      6.375% 5/15/12                                       80,000      87,043
  #TIAA Global Markets 144A
      2.75% 1/13/06                                        10,000      10,079
   Union Bank Switzerland
      7.25% 7/15/06                                        70,000      76,748
   US Bank National Association
      6.375% 8/1/11                                        95,000     104,545
   Wells Fargo Financial
      6.125% 4/18/12                                      120,000     129,445
                                                                   ----------
                                                                    2,564,885
                                                                   ----------

   CABLE, MEDIA & PUBLISHING - 3.08%
   Historic Time Warner
      8.18% 8/15/07                                        95,000     107,645

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   InterActiveCorp
      6.75% 11/15/05                                     $140,000  $  147,188
   Liberty Media
      3.50% 9/25/06                                        35,000      35,088
      7.75% 7/15/09                                        75,000      84,841
   Time Warner Entertainment
      8.375% 3/15/23                                      105,000     123,825
                                                                   ----------
                                                                      498,587
                                                                   ----------

   CHEMICALS - 1.06%
   Valspar 6.00% 5/1/07                                   160,000     171,092
                                                                   ----------
                                                                      171,092
                                                                   ----------

   COMPUTERS & TECHNOLOGY - 0.48%
   Dell 6.55% 4/15/08                                      70,000      76,843
                                                                   ----------
                                                                       76,843
                                                                   ----------

   CONSUMER PRODUCTS - 0.44%
  #Fortune Brands 144A 7.125%
      11/1/04                                              70,000      71,858
                                                                   ----------
                                                                       71,858
                                                                   ----------

   ENERGY - 3.58%
   Duke Capital 4.302% 5/18/06                             40,000      40,937
   Enterprise Products Partners
      7.50% 2/1/11                                         85,000      94,966
   Halliburton 5.50% 10/15/10                             120,000     122,800
   Northern Border Pipeline
      6.25% 5/1/07                                         55,000      59,720
   USX
      9.125% 1/15/13                                       15,000      18,996
      9.375% 2/15/12                                       15,000      19,004
   Valero Energy
      6.125% 4/15/07                                      105,000     112,897
   Valero Logistics Operations
      6.05% 3/15/13                                       105,000     108,887
                                                                   ----------
                                                                      578,207
                                                                   ----------

   FOOD, BEVERAGE & TOBACCO - 4.05%
   Anheuser-Busch
      5.00% 3/1/19                                         55,000      51,993
   Archer-Daniels-Midland
      8.125% 6/1/12                                        50,000      60,735
   Kraft Foods
      4.00% 10/1/08                                        70,000      69,760
      5.625% 11/1/11                                       70,000      72,431
   Nabisco 6.85% 6/15/05                                   70,000      73,426
   Safeway 3.80% 8/15/05                                  105,000     106,730
   Universal 6.50% 2/15/06                                 55,000      58,536
   UST
      6.625% 7/15/12                                       70,000      76,118
      8.80% 3/15/05                                        45,000      47,420



22   Delaware Pooled Trust o 2004 Semiannual Report

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   Wendy's International
      6.25% 11/15/11                                     $ 35,000  $   37,994
                                                                   ----------
                                                                      655,143
                                                                   ----------

   HEALTHCARE & PHARMACEUTICALS - 1.43%
   Glaxosmithkline Capital
      4.375% 4/15/14                                       60,000      56,929
   Medco Health Solutions
      7.25% 8/15/13                                       110,000     118,888
   Schering-Plough
      5.30% 12/1/13                                        55,000      55,014
                                                                   ----------
                                                                      230,831
                                                                   ----------

   INDUSTRIAL MACHINERY - 0.52%
   Johnson Controls
      5.00% 11/15/06                                       70,000      73,567
   York International
      6.625% 8/15/06                                       10,000      10,623
                                                                   ----------
                                                                       84,190
                                                                   ----------

   METALS & MINING - 0.28%
   Barrick Gold Finance
      7.50% 5/1/07                                         40,000      45,065
                                                                   ----------
                                                                       45,065
                                                                   ----------

   RETAIL - 1.02%
   CVS 3.875% 11/1/07                                      70,000      70,647
   Target 5.875% 3/1/12                                    70,000      74,669
   Wal-Mart Stores
      4.55% 5/1/13                                         20,000      19,432
                                                                   ----------
                                                                      164,748
                                                                   ----------

   TELECOMMUNICATIONS - 4.38%
   Sprint Capital
      6.375% 5/1/09                                        60,000      64,508
      8.375% 3/15/12                                      185,000     217,447
   Verizon New York
      6.875% 4/1/12                                       115,000     125,976
   Verizon Virginia
      4.625% 3/15/13                                      200,000     189,644
   Verizon Wireless Capital
      5.375% 12/15/06                                     105,000     110,865
                                                                   ----------
                                                                      708,440
                                                                   ----------

   TRANSPORTATION & SHIPPING - 0.17%
   Continental Airlines
      6.503% 6/15/11                                       20,000      19,359
   Delta Air Lines
      7.299% 9/18/06                                       10,000       7,903
                                                                   ----------
                                                                       27,262
                                                                   ----------

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   UTILITIES - 5.49%
   Avista 7.75% 1/1/07                                 $   75,000  $   82,049
   Consolidated Edison
      3.625% 8/1/08                                        60,000      59,384
   Detroit Edison
      5.05% 10/1/05                                        75,000      77,629
   Exelon Generation
      6.95% 6/15/11                                        55,000      61,362
   FPL Group Capital
      3.25% 4/11/06                                       105,000     106,188
   Pacific Gas & Electric
      3.60% 3/1/09                                         60,000      58,265
      4.80% 3/1/14                                         30,000      28,759
   Peco Energy 3.50% 5/1/08                                45,000      44,555
  #Power Contract Financing
      144A 5.20% 2/1/06                                   69,845      70,924
   Progress Energy
      6.75% 3/1/06                                        105,000     112,225
   Southern Capital Funding
      5.30% 2/1/07                                         45,000      47,999
   TXU Energy 7.00% 3/15/13                               125,000     138,407
                                                                   ----------
                                                                      887,746
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
   (COST $6,791,282)                                                6,764,897
=============================================================================
   FOREIGN BONDS - 6.61%
   ARUBA - 0.85%
   UFJ Finance Aruba
      6.75% 7/15/13                                       130,000     137,504
                                                                   ----------
                                                                      137,504
                                                                   ----------

   AUSTRALIA - 0.04%
  #SingTel Optus Finance
      Properties 144A
      8.125% 6/15/09                                        5,000       5,791
                                                                   ----------
                                                                        5,791
                                                                   ----------

   BERMUDA - 0.66%
 +#Oil Insurance 144A 5.15%
      8/15/33                                             105,000     106,038
                                                                   ----------
                                                                      106,038
                                                                   ----------

   CANADA - 1.00%
   Thomson
      5.25% 8/15/13                                        50,000      50,523
      5.75% 2/1/08                                        105,000     111,995
                                                                   ----------
                                                                      162,518
                                                                   ----------

                             2004 Semiannual Report o Delaware Pooled Trust   23

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   CAYMAN ISLANDS - 2.21%
  #Mizuho Financial Group
      144A 5.79% 4/15/14                               $  250,000  $  248,369
   Transocean 6.75% 4/15/05                               105,000     109,087
                                                                   ----------
                                                                      357,456
                                                                   ----------

   MEXICO - 0.43%
  #Telefonos de Mexico
      144A 4.50% 11/19/08                                  70,000      69,529
                                                                   ----------
                                                                       69,529
                                                                   ----------

   NETHERLANDS - 0.77%
   Aegon 4.75% 6/1/13                                      90,000      87,642
   Telefonica Europe
      7.35% 9/15/05                                        35,000      37,307
                                                                   ----------
                                                                      124,949
                                                                   ----------

   UNITED KINGDOM - 0.65%
   Vodafone Group
      5.375% 1/30/15                                      105,000     104,813
                                                                   ----------
                                                                      104,813
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL FOREIGN BONDS
   (COST $1,079,795)                                                1,068,598
=============================================================================

   MUNICIPAL BONDS - 0.44%
   Colorado Department
      Transportation Revenue
      5.00% 12/15/12 (FGIC)                                65,000      70,439
-----------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
   (COST $73,334)                                                      70,439
=============================================================================

   U.S. TREASURY OBLIGATIONS - 6.52%
   U.S. Treasury Inflation Index Notes
      1.875% 7/15/13                                      141,966     140,047
      2.00% 1/15/14                                       493,892     490,535
     *3.375% 4/15/32                                       52,463      62,281
      3.625% 1/15/08                                      328,576     361,627
-----------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
   (COST $1,070,232)                                                1,054,490
=============================================================================

                                                           Number
                                                        of Shares
-----------------------------------------------------------------------------
   PREFERRED STOCK - 0.28%
  #Centaur 144A 9.08%                                          15      19,041
   Nexen 7.35%                                              1,050      26,722
-----------------------------------------------------------------------------
   TOTAL PREFERRED STOCK
   (COST $42,276)                                                      45,763
=============================================================================

                                                        Principal      Market
                                                           Amount       Value
                                                                     (U.S. $)
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 2.61%
   With BNP Paribas 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $219,217,
     collateralized by $16,100 U.S.
     Treasury Notes 7.25% due
     5/15/04, market value $16,659,
     $109,500 U.S. Treasury Bills
     due 7/29/04, market value
     $109,240, $41,800 U.S.
     Treasury Bills due 9/16/04,
     market value $41,630, $16,200
     U.S. Treasury Notes 7.50% due
     2/15/05, market value $17,244,
     and $34,000 U.S. Treasury
     Notes 9.375% due 2/15/06,
     market value $38,882)                               $219,200    $219,200
   With UBS Warburg 0.92%
     5/3/04 (dated 4/30/04, to be
     repurchased at $202,815,
     collateralized by $40,600 U.S.
     Treasury Notes 7.50% due
     2/15/05, market value $43,111,
     $110,100 U.S. Treasury Notes
     6.50% due 5/15/05, market
     value $118,767, and $40,600
     U.S. Treasury Notes 5.625% due
     5/15/08, market value $45,115)                       202,800     202,800
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $422,000)                                                    422,000
=============================================================================
-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 98.23%
   (COST $15,973,819)                                              15,879,685
=============================================================================
-----------------------------------------------------------------------------
   RECEIVABLES AND OTHER ASSETS
      NET OF LIABILITIES - 1.77%                                      286,747
=============================================================================
-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO 1,581,846
      SHARES OUTSTANDING;
      EQUIVALENT TO $10.22
      PER SHARE - 100.00%                                         $16,166,432
=============================================================================

24   Delaware Pooled Trust o 2004 Semiannual Report

-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial interest
      (unlimited authorization - no par)                          $16,396,700
   Undistributed net investment income                                      5
   Accumulated net realized loss on investments                      (161,814)
   Net unrealized deprecation of investments                          (68,459)
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $16,166,432
=============================================================================
+Variable Rate Notes - The interest rate shown is the rate as of April 30,
 2004.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933.
 See Note #12 in "Notes to Financial Statements".
*Fully or partially pledged as collateral for financial futures contracts.
 GNMA - Government National Mortgage Association
 SLMA - Student Loan Marketing Association
 TBA - To be announced

See accompanying notes

DELAWARE POOLED TRUST-
THE HIGH-YIELD BOND PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                     Principal   Market Value
                                                        Amount       (U.S. $)
-----------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 0.00%
  #GSAMP Trust Series 02-HE2N
      144A 8.25% 10/20/32                              $    68     $       68
-----------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
   (COST $68)                                                              68
=============================================================================

   CORPORATE BONDS - 79.33%
   AUTOMOBILES & AUTOMOTIVE PARTS - 2.56%
 *#Advanced Accessory Holdings
      144A 13.25% 12/15/11                              60,000         32,250
   Advanced Accessory Systems
      10.75% 6/15/11                                    10,000         10,475
   Collins & Aikman Products
      10.75% 12/31/11                                   15,000         15,600
      11.50% 4/15/06                                    15,000         14,925
   United Components 9.375%
      6/15/13                                           15,000         16,050
                                                                   ----------
                                                                       89,300
                                                                   ----------

   BANKING, FINANCE & INSURANCE - 1.44%
  #Farmers Exchange Capital
      144A 7.20% 7/15/48                                10,000          9,609
   Finova Group 7.50%
      11/15/09                                          40,000         24,100
   Tanger Properties 9.125%
      2/15/08                                           15,000         16,575
                                                                   ----------
                                                                       50,284
                                                                   ----------

   BUILDING & MATERIALS - 2.32%
  #Aearo Company 144A
      8.25% 4/15/12                                     10,000         10,300
      Interface 10.375% 2/1/10                          35,000         39,331
  #Lone Star Industries 144A
      8.85% 6/15/05                                     15,000         15,711
   Standard Pacific
      7.75% 3/15/13                                     15,000         15,638
                                                                   ----------
                                                                       80,980
                                                                   ----------

   BUSINESS SERVICES - 1.73%
   Brickman Group 11.75%
      12/15/09                                          10,000         11,600
   Foster Wheeler 6.75%
      11/15/05                                          30,000         26,550
   IESI 10.25% 6/15/12                                  20,000         22,150
                                                                   ----------
                                                                       60,300
                                                                   ----------

                             2004 Semiannual Report o Delaware Pooled Trust   25

                                                     Principal   Market Value
                                                        Amount       (U.S. $)
-----------------------------------------------------------------------------
   CABLE, MEDIA & PUBLISHING - 12.51%
  #Atlantic Broadband Finance
      144A 9.375% 1/15/14                             $ 75,000     $   73,124
   Charter Communications
      Holdings 10.75% 10/1/09                          115,000        101,487
   CSC Holdings
      9.875% 2/15/13                                    15,000         15,619
      10.50% 5/15/16                                    30,000         34,650
   Dex Media East LLC
      12.125% 11/15/12                                  20,000         23,300
  #Echostar DBS 144A
      5.75% 10/1/08                                     15,000         15,113
   Insight Midwest
      10.50% 11/1/10                                    15,000         16,425
   Lodgenet Entertainment
      9.50% 6/15/13                                     20,000         22,100
   PanAmSat 8.50% 2/1/12                                15,000         17,025
   PEI Holdings
      11.00% 3/15/10                                    35,000         40,862
  #Sheridan Acquisition
      144A 10.25% 8/15/11                               15,000         16,144
  #Warner Music Group
      144A 7.375% 4/15/14                               10,000         10,100
   XM Satellite Radio
      12.00% 6/15/10                                    22,000         25,548
  #XM Satellite Radio
      144A 6.65% 5/1/09                                 25,000         25,375
                                                                   ----------
                                                                      436,872
                                                                   ----------

   CHEMICALS - 3.90%
   Huntsman International
      9.875% 3/1/09                                     15,000         16,763
      10.125% 7/1/09                                    50,000         52,625
  #Nalco Company 144A
      8.875% 11/15/13                                   25,000         26,500
   Resolution Performance
      Products 8.00% 12/15/09                           10,000         10,400
 ++Solutia 6.72% 10/15/37                               70,000         29,750
                                                                   ----------
                                                                      136,038
                                                                   ----------

   COMPUTERS & TECHNOLOGY - 2.04%
   Activant Solutions
      10.50% 6/15/11                                    20,000         20,850
   Amkor Technology
      9.25% 2/15/08                                     15,000         16,125
   Northern Telecom Capital
      7.875% 6/15/26                                    20,000         19,100
  #Stratus Technologies
      144A 10.375% 12/1/08                              15,000         15,000
                                                                   ----------
                                                                       71,075
                                                                   ----------

                                                     Principal   Market Value
                                                        Amount       (U.S. $)
-----------------------------------------------------------------------------
   CONSUMER PRODUCTS - 3.15%
   Alderwoods Group
      12.25% 1/2/09                                   $ 20,000     $   22,400
   American Greetings
      11.75% 7/15/08                                    15,000         17,625
  #FTD 144A 7.75% 2/15/14                               10,000          9,950
   Hines Nurseries
      10.25% 10/1/11                                    10,000         11,000
   Remington Arms
      10.50% 2/1/11                                     10,000         10,000
 *#Town Sports International
      144A 11.00% 2/1/14                                70,000         38,850
                                                                   ----------
                                                                      109,825
                                                                   ----------

   ELECTRONICS & ELECTRICAL EQUIPMENT - 0.29%
  #Communications & Power Industries
      144A 8.00% 2/1/12                                 10,000         10,250
                                                                   ----------
                                                                       10,250
                                                                   ----------

   ENERGY - 1.04%
   El Paso Production Holding
      7.75% 6/1/13                                      15,000         14,325
  #Hilcorp Energy/Finance
      144A 10.50% 9/1/10                                20,000         22,150
                                                                   ----------
                                                                       36,475
                                                                   ----------

   FOOD, BEVERAGE & TOBACCO - 5.25%
 ++Avado Brands 9.75% 6/1/06                            20,000          8,000
   B&G Foods 9.625% 8/1/07                              20,000         20,742
   Chiquita Brands
      10.56% 3/15/09                                    20,000         21,975
  #Commonwealth Brands
      144A 10.625% 9/1/08                               10,000         10,950
   Denny's 12.75% 9/30/07                               30,000         32,774
  #Gold Kist 144A
      10.25% 3/15/14                                    10,000         10,550
  #Le-Natures 144A
      10.00% 6/15/13                                    15,000         15,788
  #National Beef Packing 144A
      10.50% 8/1/11                                     10,000         10,800
  #O'Charleys 144A
      9.00% 11/1/13                                     10,000         10,488
   Pilgrims Pride
      9.25% 11/15/13                                    15,000         15,750
  #Standard Commercial 144A
      8.00% 4/15/12                                     10,000         10,375
 ++Venture Holdings Trust
      12.00% 6/1/09                                     65,000            325
  #VICORP Restaurants 144A
      10.50% 4/15/11                                    15,000         14,925
                                                                   ----------
                                                                      183,442
                                                                   ----------

26   Delaware Pooled Trust o 2004 Semiannual Report

                                                     Principal   Market Value
                                                        Amount       (U.S. $)
-----------------------------------------------------------------------------
   HEALTHCARE & PHARMACEUTICALS - 2.50%
   Ameripath 10.50% 4/1/13                            $ 20,000     $   20,600
  #Ameripath 144A
      10.50% 4/1/13                                     40,000         41,200
  #Curative Health Services 144A
      10.75% 5/1/11                                     15,000         15,131
  #VWR International 144A
      8.00% 4/15/14                                     10,000         10,450
                                                                   ----------
                                                                       87,381
                                                                   ----------

   LEISURE, LODGING & ENTERTAINMENT - 3.27%
   Ameristar Casinos
      10.75% 2/15/09                                    20,000         23,300
   Felcor Lodging LP
      10.00% 9/15/08                                    10,000         10,725
   Hard Rock Hotel
      8.875% 6/1/13                                     10,000         10,600
   Herbst Gaming
      10.75% 9/1/08                                     10,000         11,300
   Penn National
      8.875% 3/15/10                                    20,000         21,850
   Royal Caribbean Cruise
      7.25% 3/15/18                                     20,000         20,050
   Wheeling Island Gaming
      10.125% 12/15/09                                  15,000         16,275
                                                                   ----------
                                                                      114,100
                                                                   ----------

   METALS & MINING - 1.66%
   AK Steel 7.75% 6/15/12                               10,000          9,050
  #Ispat Inland 144A
      9.75% 4/1/14                                      35,000         35,875
   United States Steel
      10.75% 8/1/08                                     11,000         12,925
                                                                   ----------
                                                                       57,850
                                                                   ----------

   MISCELLANEOUS - 1.56%
   Armor Holdings
      8.25% 8/15/13                                     15,000         16,463
   Interline Brands
      11.50% 5/15/11                                    35,000         37,975
                                                                   ----------
                                                                       54,438
                                                                   ----------

   PACKAGING & CONTAINERS - 3.42%
   AEP Industries
      9.875% 11/15/07                                   10,000         10,350
   Consolidated Container
      10.125% 7/15/09                                   60,000         51,900
   Pliant 11.125% 9/1/09                                15,000         16,050
  #Portola Packaging 144A
      8.25% 2/1/12                                      15,000         12,750
   Radnor Holdings
      11.00% 3/15/10                                    15,000         13,125

                                                     Principal   Market Value
                                                        Amount       (U.S. $)
-----------------------------------------------------------------------------
 #^Radnor Holdings 144A
      7.92% 4/15/09                                   $ 15,000  $   15,225
                                                                ----------
                                                                   119,400
                                                                ----------

   PAPER & FOREST PRODUCTS - 4.39%
   Bowater 9.00% 8/1/09                                 20,000      22,300
   Buckeye Technologies
      8.00% 10/15/10                                    15,000      14,400
   Fort James 7.75% 11/15/23                            40,000      42,600
  #Newark Group 144A
      9.75% 3/15/14                                     30,000      29,550
  #Port Townsend 144A
      11.00% 4/15/11                                    20,000      20,150
   Potlatch 12.50% 12/1/09                              20,000      24,248
                                                                ----------
                                                                   153,248
                                                                ----------

   REAL ESTATE - 0.43%
  #BFR Saul REIT 144A
      7.50% 3/1/14                                      15,000      15,113
                                                                ----------
                                                                    15,113
                                                                ----------

   RETAIL - 4.03%
  *J Crew Intermediate
      16.00% 5/15/08                                    72,304      59,651
   J Crew Operating
      10.375% 10/15/07                                  40,000      40,250
   Office Depot 10.00% 7/15/08                          20,000      23,700
   Petco Animal Supplies
      10.75% 11/1/11                                    15,000      17,250
                                                                ----------
                                                                   140,851
                                                                ----------

   TELECOMMUNICATIONS - 8.85%
   Alaska Communications Systems
      9.875% 8/15/11                                    15,000      15,450
++*Allegiance Telecom
      11.75% 2/15/08                                    20,000       7,800
   Centennial Cellular Operating
      10.125% 6/15/13                                   20,000      20,700
   Cincinnati Bell
      8.375% 1/15/14                                    15,000      14,250
   Citizens Communications
      8.50% 5/15/06                                     10,000      10,780
   Crown Castle International
      10.75% 8/1/11                                     20,000      22,800
  #LPCS Escrow 144A
      11.50% 5/1/12                                     15,000      15,300
   MetroPCS 10.75% 10/1/11                              35,000      37,100
  #Primus Telecommunications
      144A 8.00% 1/15/14                                20,000      18,500
  #Qwest Services 144A
      13.50% 12/15/10                                   50,000      58,249



                             2004 Semiannual Report o Delaware Pooled Trust   27

                                                        Principal  Market Value
                                                           Amount      (U.S. $)
-------------------------------------------------------------------------------
  *UbiquiTel Operating
      14.00% 4/15/10                                     $ 40,000   $   39,400
  *US Unwired 13.375% 11/1/09                              35,000       35,000
 ++WorldCom 7.50% 5/15/11                                  55,000       13,750
                                                                    ----------
                                                                       309,079
                                                                    ----------

   TEXTILES, APPAREL & FURNITURE - 0.31%
   Warnaco 8.875% 6/15/13                                  10,000       10,800
                                                                    ----------
                                                                        10,800
                                                                    ----------

   TRANSPORTATION & SHIPPING - 1.56%
   Hornbeck Offshore Services
      10.625% 8/1/08                                       10,000       11,025
   Kansas City Southern Railway
      9.50% 10/1/08                                        10,000       11,125
   Overseas Shipholding Group
      8.25% 3/15/13                                        15,000       16,725
   Seabulk International
      9.50% 8/15/13                                        15,000       15,675
                                                                    ----------
                                                                        54,550
                                                                    ----------

   UTILITIES - 11.12%
  #Allegheny Energy Supply
      Statutory Trust 2001 Series B
      144A 13.00% 11/15/07                                 10,000       10,325
   Avista 9.75% 6/1/08                                     20,000       24,100
   Calpine
      8.25% 8/15/05                                        30,000       28,200
      10.50% 5/15/06                                       65,000       58,824
   Cogentrix Energy
      8.75% 10/15/08                                       15,000       15,863
  #Dynegy Holdings 144A
      10.125% 7/15/13                                      20,000       22,000
   Edison Mission Energy
      9.875% 4/15/11                                       20,000       20,700
   El Paso Natural Gas
      7.625% 8/1/10                                        10,000       10,350
   Elwood Energy
      8.159% 7/5/26                                        13,732       14,350
   Homer City Funding
      8.137% 10/1/19                                        9,900       10,915
   Midland Funding II
      11.75% 7/23/05                                        9,164        9,668
   Midwest Generation
      8.30% 7/2/09                                         15,000       15,300
  #Midwest Generation 144A
      8.75% 5/1/34                                         10,000       10,000
 ++Mirant Americas Generation
      7.625% 5/1/06                                        35,000       25,725
   #NRG Energy 144A
      8.00% 12/15/13                                       15,000       15,188

                                                        Principal  Market Value
                                                           Amount      (U.S. $)
-------------------------------------------------------------------------------
   Orion Power Holdings
      12.00% 5/1/10                                    $   25,000  $   30,874
   PSEG Energy Holdings
      7.75% 4/16/07                                        15,000      15,750
   Reliant Resources
      9.50% 7/15/13                                        15,000      16,350
   Sonat 6.875% 6/1/05                                     10,000      10,050
   Tennessee Gas Pipeline
      8.375% 6/15/32                                       15,000      15,450
++#USGen New England
      144A 7.459% 1/2/15                                   20,000       8,500
                                                                   ----------
                                                                      388,482
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
   (COST $2,775,770)                                                2,770,133
=============================================================================

   FOREIGN BONDS - 5.97%
   CANADA - 1.08%
  #Hollinger 144A
      11.875% 3/1/11                                       10,000      11,750
   Rogers Cablesystems
      10.00% 3/15/05                                       10,000      10,613
   Tembec Industries
      8.50% 2/1/11                                         15,000      15,375
                                                                   ----------
                                                                       37,738
                                                                   ----------

   CAYMAN ISLANDS - 0.45%
   Bluewater Finance
      10.25% 2/15/12                                       15,000      15,600
                                                                   ----------
                                                                       15,600
                                                                   ----------

   FRANCE - 0.47%
  #Rhodia 144A
      8.875% 6/1/11                                        20,000      16,600
                                                                   ----------
                                                                       16,600
                                                                   ----------

   IRELAND - 0.42%
   Smurfit Capital Funding
      7.50% 11/20/25                                       15,000      14,625
                                                                   ----------
                                                                       14,625
                                                                   ----------

   MARSHALL ISLANDS - 0.45%
   OMI 7.625% 12/1/13                                      15,000      15,600
                                                                   ----------
                                                                       15,600
                                                                   ----------

   NORWAY - 2.62%
   Ocean Rig Norway
      10.25% 6/1/08                                        31,000      30,845
   Petroleum Geo-Services
      8.00% 11/5/06                                        20,929      21,505
      10.00% 11/5/10                                       35,742      39,137
                                                                   ----------
                                                                       91,487
                                                                   ----------

28   Delaware Pooled Trust o 2004 Semiannual Report

                                                      Principal  Market Value
                                                         Amount      (U.S. $)
-----------------------------------------------------------------------------
   SWEDEN - 0.48%
   Stena 9.625% 12/1/12                                $ 15,000    $   16,950
                                                                   ----------
                                                                       16,950
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL FOREIGN BONDS
   (COST $202,183)                                                    208,600
=============================================================================

   MUNICIPAL BONDS - 0.67%
   AIRLINE REVENUE BONDS - 0.67%
   New Jersey Economic Development Authority Special
   Facility Revenue (Continental
   Airlines Project)
      6.25% 9/15/29 (AMT)                               30,000         23,528
-----------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
   (COST $25,449)                                                      23,528
=============================================================================

                                                      Number of
                                                         Shares
-----------------------------------------------------------------------------

   COMMON STOCK - 1.58%
   CABLE, MEDIA & PUBLISHING - 0.52%
  +XM Satellite Radio Class A                               750        17,970
                                                                   ----------
                                                                       17,970
                                                                   ----------

   ENERGY - 0.21%
  +Petroleum Geo-Services ADR                               165         7,456
                                                                   ----------
                                                                        7,456
                                                                   ----------

   RETAIL - 0.85%
  +Kmart Holdings                                           666        29,797
                                                                   ----------
                                                                       29,797
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL COMMON STOCK
   (COST $35,907)                                                      55,223
=============================================================================

   PREFERRED STOCKS - 3.74%
   CABLE, MEDIA & PUBLISHING - 2.26%
   Cablevision Systems 11.75%                               750        78,750
                                                                   ----------
                                                                       78,750
                                                                   ----------

   PAPER & FOREST PRODUCTS - 0.46%
   Alamosa Delaware 7.50%                                    30        16,157
                                                                   ----------
                                                                       16,157
                                                                   ----------

   UTILITIES - 1.02%
   TNP Enterprises PIK 14.50%                                31        35,564
                                                                   ----------
                                                                       35,564
                                                                   ----------

-----------------------------------------------------------------------------
   TOTAL PREFERRED STOCKS
   (COST $117,822)                                                    130,471
=============================================================================

                                                      Principal  Market Value
                                                         Amount      (U.S. $)
-----------------------------------------------------------------------------
   WARRANTS - 0.07%
 +#American Tower 144A                                       15    $    2,392
 +#Horizon PCS 144A                                          50             1
 +#Solutia 144A                                              55             1
-----------------------------------------------------------------------------
   TOTAL WARRANTS
   (COST $8,628)                                                        2,394
=============================================================================

                                                      Principal
                                                         Amount
-----------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 59.59%
   With BNP Paribas 0.92%
      5/3/04 (dated 4/30/04,
      to be repurchased at $1,081,083
      collateralized by $79,000
      U.S. Treasury Notes 7.25%
      due 5/15/04, market value
      $82,148, $540,000
      U.S. Treasury Bills due
      7/29/04, market value
      $538,693, $206,000
      U.S. Treasury Bills due
      9/16/04, market value
      $205,292, $80,000
      U.S. Treasury Notes 7.50%
      due 2/15/05, market value
      $85,037, $167,000
      U.S. Treasury Notes 9.375%
      due 2/15/06, market
      value $191,739)                                $1,081,000     1,081,000
   With UBS Warburg 0.92%
      5/3/04 (dated 4/30/04, to be
      repurchased at $1,000,077
      collateralized by $200,000
      U.S. Treasury Notes 7.50% due
      2/15/05, market value
      $212,593, $543,000 U.S.
      Treasury Notes 6.50% due
      5/15/05, market value
      $585,674, $200,000 U.S.
      Treasury Notes 5.625% due
      5/15/08, market value
      $222,476)                                       1,000,000     1,000,000
-----------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS
   (COST $2,081,000)                                                2,081,000
=============================================================================


                             2004 Semiannual Report o Delaware Pooled Trust   29

-----------------------------------------------------------------------------
   TOTAL MARKET VALUE OF SECURITIES - 150.95%
   (COST $5,246,827)                                              $ 5,271,417
=============================================================================

-----------------------------------------------------------------------------
   LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (50.95%)                                         (1,779,317)
=============================================================================

-----------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO 471,161
      SHARES OUTSTANDING;
      EQUIVALENT TO $7.41
      PER SHARE - 100.00%                                         $ 3,492,100
=============================================================================

-----------------------------------------------------------------------------
   COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
   Shares of beneficial
      interest (unlimited authorization - no par)                 $ 7,693,640
   Undistributed net investment income                                 21,423
   Accumulated net realized loss on investments                    (4,247,553)
   Net unrealized appreciation of investments                          24,590
-----------------------------------------------------------------------------
   TOTAL NET ASSETS                                               $ 3,492,100
=============================================================================

  +Non-income producing security for the period ended April 30, 2004. ++Security is currently in default.
  *Step coupon bond.
  #Securities exempt from registration under Rule 144A of the Securities Act of
   1933. See Note #12 in "Notes to Financial Statements."
  ^Variable Rate Notes - the interest rate shown is the rate as of April 30, 2004.

   ADR- American Depositary Receipts
   AMT - Subject to Alternative Minimum Tax
   PIK - Pay-in-Kind
   REIT - Real Estate Investment Trust
   See accompanying notes

DELAWARE POOLED TRUST-
THE CORE PLUS FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------

   AGENCY ASSET-BACKED SECURITIES - 1.53%
   Freddie Mac Structured Pass
      Through Securities
      Series T-50 A3
      2.182% 9/27/07                                      $11,327  $   11,326
 **SLMA Student Loan Trust
      Series 02-7 A2
      1.15% 6/17/13                                        35,000      35,002
      Series 04-1 A1
      1.21% 1/26/15                                        30,752      30,773
      Series 96-3 Certificates
      1.935% 10/25/11                                     140,000     141,004
-----------------------------------------------------------------------------
   TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $217,274)                                                    218,105
=============================================================================

   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.44%
   Fannie Mae
      Series 03-18 DA
      4.50% 11/25/14                                       37,283      37,908
      Series 03-42 JA
      4.00% 11/25/13                                        7,271       7,269
   Fannie Mae Grantor Trust
      Series 99-T2 Class A1
      7.50% 1/19/39                                        14,319      15,411
      Series 04-T1 1A2
      6.50% 1/25/44                                        19,081      20,122
   Freddie Mac Structured Pass
      Through Securities
      Series T-56 A2A
      2.842% 7/25/36                                       60,000      59,523
      Series T-58 1A2
      3.108% 5/25/35                                      130,000     130,071
      Series T-58 2A
      6.50% 9/25/43                                        68,993      72,313
   GNMA Series 02-62 B
      4.763% 1/16/25                                        5,000       5,028
-----------------------------------------------------------------------------
   TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $351,158)                                                    347,645
=============================================================================

30   Delaware Pooled Trust o 2004 Semiannual Report

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
   AGENCY MORTGAGE-BACKED SECURITIES - 33.31%
   Fannie Mae
      4.50% 5/1/19 TBA                                 $  490,000  $  482,343
      5.00% 11/1/17                                        65,209      65,719
      5.00% 6/1/18                                         80,526      81,130
      5.00% 12/1/18                                       344,809     347,394
      5.00% 11/1/33                                        54,555      53,157
      5.00% 1/1/34                                         29,076      28,331
      5.00% 1/1/34                                         63,119      61,501
      5.00% 4/1/34                                        160,000     155,200
      5.00% 5/1/34                                        160,000     155,200
      5.50% 5/1/19 TBA                                    610,000     626,012
      5.50% 5/1/34 TBA                                  1,100,000   1,097,593
      6.00% 6/1/17                                         10,763      11,234
      6.00% 12/1/33                                        29,415      30,252
      6.00% 5/1/34 TBA                                    725,000     741,765
      6.00% 6/1/34 TBA                                     20,000      20,394
      6.50% 5/1/34 TBA                                    350,000     364,327
      7.50% 3/1/30                                         11,976      12,826
      7.50% 3/1/32                                         13,641      14,596
   Freddie Mac
      5.00% 7/1/18                                         21,810      21,987
      5.00% 9/1/33                                         54,373      53,201
      5.00% 4/1/34                                         60,000      58,238
      5.50% 11/1/33                                       164,770     164,717
      6.50% 10/1/33                                        23,431      24,413
   GNMA
      6.50% 1/15/28                                        42,324      44,269
      6.50% 9/15/32                                        29,045      30,362
      7.50% 1/15/30                                         6,229       6,692
-----------------------------------------------------------------------------
   TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (COST $4,801,037)                                                4,752,853
=============================================================================

   AGENCY OBLIGATIONS - 24.69%
   Fannie Mae Discount Notes
     ^0.97% 5/17/04                                       150,000     149,935
     ^0.93% 5/10/04                                     2,615,000   2,614,352
   Fannie Mae 4.625% 10/15/13                              75,000      73,154
     ^Freddie Mac Discount Notes
      0.979% 5/4/04                                       680,000     679,944
   Federal Home Loan Bank
      4.875% 11/15/13                                       5,000       4,964
-----------------------------------------------------------------------------
   TOTAL AGENCY OBLIGATIONS
   (COST $3,524,949)                                                3,522,349
=============================================================================

   ASSET-BACKED SECURITIES - 2.96%
   AmeriCredit Automobile
      Receivables Trust Series 01-C A4
      5.01% 7/14/08                                        65,000      67,122
   AmeriQuest Mortgage Securities
      Series 03-5 A2
      2.43% 7/25/33                                        25,000      25,044

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
   Capital One Multi-Asset Execution Trust
      Series 03-C2 C2
      4.32% 4/15/09                                     $  10,000   $  10,196
      Series 03-A6 A6
      2.95% 8/17/09                                        25,000      25,015
      Series 03-C4 C4
      6.00% 8/15/13                                        85,000      89,257
   Chase Funding Net Interest Margin
     #Series 03-6A 144A
      5.00% 1/27/35                                        36,218      36,174
     #Series 03-2A 144A
      8.75% 6/27/36                                         7,725       7,764
   Citibank Credit Card Issuance
   Trust Series 02-A1 A1
      4.95% 2/9/09                                         20,000      20,964
  #Countrywide Asset-Backed
      Certificates Series 04-1 144A
      6.00% 5/25/34                                        47,189      46,953
   Home Equity Asset Trust Series
      03-7N A 5.25% 4/27/34                                35,000      34,913
 **MBNA Master Credit Card Trust
      Series 96-B A
      1.36% 8/15/08                                        25,000      25,113
   Mid-State Trust Series 11 A1
      4.864% 7/15/38                                        8,952       8,633
***#Summit Mortgage Trust
      Series 02-1 B2 144A
      6.192% 6/28/16                                       25,000      25,188
-----------------------------------------------------------------------------
   TOTAL ASSET-BACKED SECURITIES
   (COST $422,566)                                                    422,336
=============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.95%
   Banc of America Commercial Mortgage
      Series 04-2 A2
      3.377% 5/10/09                                       25,000      24,263
   Bank of America Alternative Loan Trust
      Series 03-10 2A1
      6.00% 12/25/33                                       42,752      43,887
      Series 04-2 1A1
      6.00% 3/25/34                                        73,912      75,030
 **Bank of America Mortgage Securities
      Series 03-D 1A2
      3.428% 5/25/33                                        4,237       4,292
      Series 03-I 2A4
      3.828% 10/25/33                                      35,000      34,975
      Series 04-A 1A1
      3.486% 2/25/34                                       45,050      45,177
   Cendant Mortgage
      Series 02-4 A6
      6.50% 7/25/32                                         5,258       5,268
   Chase Commercial Mortgage
      Securities Series 96-2C
      6.90% 11/19/28                                       20,000      21,754


                             2004 Semiannual Report o Delaware Pooled Trust   31

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage Securities
      Series 03-23 6A1
      6.50% 9/25/33                                     $  38,672   $  40,254
      Series 03-23 7A1
      5.00% 9/25/18                                        31,031      31,119
      Series 03-29 5A1
      7.00% 12/25/33                                       36,621      38,054
      Series 04-1 3A1
      7.00% 2/25/34                                        23,513      24,868
   Deutsche Alternative Securities
      Series 03-3 2A3
      4.50% 10/25/33                                       25,000      25,132
   Deutsche Mortgage Securities
      Series 04-2 A2
      3.08% 1/25/34                                        30,000      29,719
   First Horizon Asset Securities
      Series 03-5 1A17
      8.00% 7/25/33                                        11,487      12,324
   GSR Mortgage Loan Trust
      Series 04-2F 6A1
      7.00% 1/25/34                                        25,544      26,760
 **Master Adjustable Rate
      Mortgages Trust
      Series 03-6 1A2
      3.101% 12/25/33                                      25,000      24,232
   Master Alternative Loan Trust
      Series 03-9 1A1
      5.50% 12/25/18                                       38,111      38,969
      Series 03-6 3A1
      8.00% 9/25/33                                        30,163      32,237
      Series 04-1 2A1
      7.00% 1/25/34                                        52,727      54,910
   Master Asset Securitization
      Trust Series 03-12 3A5
      5.25% 10/25/14                                       29,304      29,658
   NationsLink Funding
      Series 98-2 F
      7.105% 8/20/30                                       45,000      46,299
   Nomura Asset Acceptance
      Series 04-AP1 A2
      3.238% 3/25/34                                       35,000      34,787
   Residential Asset Mortgage
      Products Series 04-SL1 A3
      7.00% 11/25/31                                       56,146      58,605
   RFMSI Series 04-S5 VA
      5.25% 4/25/34                                        40,000      40,394
   Structured Asset Securities
    **Series 02-22H 1A
      7.00% 11/25/32                                       15,152      16,271
      Series 03-33H 1A1
      5.50% 10/25/33                                       32,384      32,215

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
 **Washington Mutual
      Series 03-AR4 A7
      3.95% 5/25/33                                     $  20,157   $  20,082
      Series 03-S1 A1
      5.00% 4/25/33                                        24,900      24,992
 **Wells Fargo Mortgage
      Backed Securities Trust
      Series 03-K 2A5
      4.522% 11/25/33                                      20,000      18,363
      Series 03-M A1
      4.774% 12/25/33                                      37,392      36,771
-----------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $999,430)                                                       991,661
=============================================================================

CORPORATE BONDS - 30.08%
AUTOMOBILES & Automotive Parts - 1.13%
   Ford Motor 7.45% 7/16/31                                60,000      58,658
   General Motors
      8.375% 7/15/33                                       95,000     103,039
                                                                   ----------
                                                                      161,697
                                                                   ----------

BANKING, FINANCE & Insurance - 7.32%
   AON 7.375% 12/14/12                                     30,000      33,767
   Apache Finance
      7.00% 3/15/09                                        10,000      11,398
   Bear Stearns 4.65% 7/2/18                               40,000      35,767
   Capital One Bank
      6.50% 6/13/13                                        25,000      26,120
   Citigroup 5.875% 2/22/33                                60,000      57,352
   Credit Suisse First Boston
      USA 6.125% 11/15/11                                  25,000      26,794
  #Erac USA Finance 144A
      7.35% 6/15/08                                        65,000      73,041
  #Farmers Insurance Exchange
      144A 8.625% 5/1/24                                   40,000      45,358
  #FGIC 144A 6.00% 1/15/34                                 35,000      34,194
   Ford Motor Credit
      5.625% 10/1/08                                       40,000      40,823
      7.00% 10/1/13                                        30,000      30,906
  #Glencore Funding 144A
      6.00% 4/15/14                                        70,000      66,273
   GMAC
      6.75% 1/15/06                                        15,000      15,890
      7.25% 3/2/11                                         65,000      69,967
   Goldman Sachs
      5.25% 10/15/13                                       30,000      29,540
      6.345% 2/15/34                                       70,000      67,126
   Harleysville Group
      5.75% 7/15/13                                        10,000       9,405
   International Lease Finance
      5.875% 5/1/13                                        10,000      10,454



32   Delaware Pooled Trust o 2004 Semiannual Report

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
   J.P. Morgan Chase
      5.75% 1/2/13                                     $   40,000  $   41,488
  #Liberty Mutual 144A
      7.00% 3/15/34                                        30,000      29,514
  #Massachusetts Mutual
      Life Insurance 144A
      5.625% 5/15/33                                       55,000      51,856
   Morgan Stanley
      4.75% 4/1/14                                         50,000      46,805
      5.30% 3/1/13                                         10,000      10,012
  #Nationwide Mutual Insurance
      144A 7.875% 4/1/33                                   40,000      46,052
   Popular North America
      4.25% 4/1/08                                         45,000      45,423
**#Rabobank Capital Funding II
      144A 5.26% 12/29/49                                  40,000      39,536
   Regions Financial
      6.375% 5/15/12                                       45,000      48,962
                                                                   ----------
                                                                    1,043,823
                                                                   ----------

BUILDINGS & MATERIALS - 0.70%
  #Lone Star Industries 144A
      8.85% 6/15/05                                        45,000      47,133
   Valspar 6.00% 5/1/07                                    35,000      37,426
   York International
      6.625% 8/15/06                                       15,000      15,935
                                                                   ----------
                                                                      100,494
                                                                   ----------

CABLE, MEDIA & PUBLISHING - 3.57%
   CSC Holdings
      10.50% 5/15/16                                       30,000      34,650
   Liberty Media
      3.50% 9/25/06                                        40,000      40,100
   Lodgenet Entertainment
      9.50% 6/15/13                                        40,000      44,200
   PanAmSat 8.50% 2/1/12                                   10,000      11,350
   Time Warner
      7.70% 5/1/32                                         15,000      16,625
      8.18% 8/15/07                                       260,000     294,607
   Time Warner Entertainment
      8.375% 3/15/23                                       40,000      47,172
   USA Interactive
      6.75% 11/15/05                                       20,000      21,027
                                                                   ----------
                                                                      509,731
                                                                   ----------

CHEMICALS - 0.78%
   Lyondell Chemical
      9.875% 5/1/07                                       105,000     110,775
                                                                   ----------
                                                                      110,775
                                                                   ----------

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
CONSUMER SERVICES - 0.33%
   Corrections Corporation of America
      7.50% 5/1/11                                      $  35,000  $   36,838
  #Corrections Corporation of America
      144A 7.50% 5/1/11                                    10,000      10,525
                                                                   ----------
                                                                       47,363
                                                                   ----------

ENERGY - 3.61%
   CenterPoint Energy Resourses
      7.75% 2/15/11                                        15,000      16,818
   Consumers Energy
      6.00% 3/15/05                                         5,000       5,140
   Duke Capital
      4.302% 5/18/06                                       20,000      20,469
   Enterprise Products
      7.50% 2/1/11                                         25,000      27,931
   Halliburton Company
      5.50% 10/15/10                                       70,000      71,633
   Hornbeck Offshore Services
      10.625% 8/1/08                                       35,000      38,588
   Kinder Morgan Energy Partners
      8.00% 3/15/05                                        40,000      41,916
   Marathon Oil
      9.125% 1/15/13                                       25,000      31,660
   Northern Border Pipeline
      6.25% 5/1/07                                         15,000      16,287
   Pacific Gas & Electric
      4.80% 3/1/14                                         25,000      23,966
      6.05% 3/1/34                                        120,000     113,862
   Swift Energy
      10.25% 8/1/09                                        15,000      15,975
   Tesoro Petroleum
      8.00% 4/15/08                                        40,000      43,300
   Valero Energy
      6.125% 4/15/07                                       15,000      16,128
   Valero Logistics Operations
      6.05% 3/15/13                                        30,000      31,111
                                                                   ----------
                                                                      514,784
                                                                   ----------

FOOD, BEVERAGE & Tobacco - 1.81%
   Anheuser-Busch
      5.00% 3/1/19                                         30,000      28,360
   Kraft Foods
      4.00% 10/1/08                                        40,000      39,863
      5.625% 11/1/11                                       60,000      62,084
   Nabisco 6.85% 6/15/05                                   15,000      15,734
   Universal 6.50% 2/15/06                                 40,000      42,571
   UST
      6.625% 7/15/12                                       50,000      54,370
      8.80% 3/15/05                                        15,000      15,807
                                                                   ----------
                                                                      258,789
                                                                   ----------


                             2004 Semiannual Report o Delaware Pooled Trust   33

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS - 1.55%
   GlaxoSmithKline Capital
      4.375% 4/15/14                                    $  50,000  $   47,441
      5.375% 4/15/34                                       35,000      32,314
   Medco Health Solutions
      7.25% 8/15/13                                        80,000      86,463
   Schering-Plough
      5.30% 12/1/13                                        25,000      25,006
      6.50% 12/1/33                                        30,000      30,527
                                                                   ----------
                                                                      221,751
                                                                   ----------

INDUSTRIAL MACHINERY - 0.38%
   Jabil Circuit
      5.875% 7/15/10                                       10,000      10,400
   Johnson Controls
      5.00% 11/15/06                                        5,000       5,255
   Michaels Stores
      9.25% 7/1/09                                         35,000      38,631
                                                                   ----------
                                                                       54,286
                                                                   ----------

LEISURE, LODGING & ENTERTAINMENT - 0.74%
   Boyd Gaming
      9.25% 8/1/09                                         40,000      44,750
   Felcor Lodging
      10.00% 9/15/08                                       30,000      32,175
   MGM Grand
      9.75% 6/1/07                                         25,000      28,375
                                                                   ----------
                                                                      105,300
                                                                   ----------

PACKAGING & CONTAINERS - 0.30%
  #Portola Packaging 144A
      8.25% 2/1/12                                         50,000      42,500
                                                                   ----------
                                                                       42,500
                                                                   ----------

PAPER & FOREST PRODUCTS - 0.81%
   Bowater 6.50% 6/15/13                                   65,000      63,213
   Smurfit Capital
      6.75% 11/20/05                                       50,000      51,750
                                                                   ----------
                                                                      114,963
                                                                   ----------

REAL ESTATE - 0.24%
   Developers Diversified Realty
      4.625% 8/1/10                                        35,000      34,427
                                                                   ----------
                                                                       34,427
                                                                   ----------

TELECOMMUNICATIONS - 2.16%
   AT&T
      8.05% 11/15/11                                       40,000      43,953
      8.75% 11/15/31                                       30,000      31,835
   Citizens Communications
      8.50% 5/15/06                                        35,000      37,732

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
   Sprint Capital
      6.375% 5/1/09                                     $  10,000  $   10,751
      8.375% 3/15/12                                       25,000      29,385
      8.75% 3/15/32                                        35,000      41,930
   Verizon New York
      6.875% 4/1/12                                        15,000      16,432
      7.375% 4/1/32                                        50,000      54,051
   Verizon Wireless Capital
      5.375% 12/15/06                                      40,000      42,234
                                                                   ----------
                                                                      308,303
                                                                   ----------

TRANSPORTATION & SHIPPING - 0.68%
   American Airlines
      6.817% 5/23/11                                       25,000      22,957
   Continental Airlines
      6.503% 6/15/11                                       10,000       9,679
      7.033% 6/15/11                                       60,377      51,834
   Delta Air Lines
      7.299% 9/18/06                                       15,000      11,855
                                                                   ----------
                                                                       96,325
                                                                   ----------

UTILITIES - 3.97%
   Ava Capital 6.50% 4/1/34                                55,000      54,450
   Avista
      7.75% 1/1/07                                         30,000      32,820
      9.75% 6/1/08                                         55,000      66,275
   Centerpoint Energy
      6.85% 6/1/15                                         10,000      10,173
   Exelon Generation
      6.95% 6/15/11                                        30,000      33,470
   FPL Group Capital
      3.25% 4/11/06                                        65,000      65,736
  #Nevada Power Company 144A
      6.50% 4/15/12                                        15,000      14,963
  #Power Contract Financing 144A
      5.20% 2/1/06                                         39,288      39,895
      6.256% 2/1/10                                        15,000      15,544
   PSEG Energy Holdings
      7.75% 4/16/07                                        30,000      31,500
   Southern California Edison
      6.00% 1/15/34                                        20,000      19,361
      7.625% 1/15/10                                       30,000      34,325
   Southern Capital Funding
      5.30% 2/1/07                                         10,000      10,666
   TECO Energy 7.20% 5/1/11                                10,000      10,050
   TXU Energy 7.00% 3/15/13                                75,000      83,043
  #Williams Gas Pipelines
      Central 144A
      7.375% 11/15/06                                      40,000      43,500
                                                                   ----------
                                                                      565,771
                                                                   ----------
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $4,309,154)                                                   4,291,082
=============================================================================

34   Delaware Pooled Trust o 2004 Semiannual Report

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
FOREIGN BONDS - 10.27%
ARGENTINA - 0.51%
   Argentina Bonos
      1.234% 8/3/12                                      $110,000  $   72,870
                                                                   ----------
                                                                       72,870
                                                                   ----------

ARUBA - 0.56%
   UFJ Finance Aruba
      6.75% 7/15/13                                        75,000      79,329
                                                                   ----------
                                                                       79,329
                                                                   ----------

AUSTRALIA - 0.24%
  #SingTel Optus Finance 144A
      8.125% 6/15/09                                       30,000      34,745
                                                                   ----------
                                                                       34,745
                                                                   ----------

BERMUDA - 0.63%
**#Oil Insurance 144A
      5.15% 8/15/33                                        55,000      55,544
   Weatherford International
      4.95% 10/15/13                                       35,000      33,908
                                                                   ----------
                                                                       89,452
                                                                   ----------

BRAZIL - 1.28%
   Federal Republic of Brazil
      6.00% 4/15/24                                        55,000      42,231
      11.00% 8/17/40                                      150,000     140,250
                                                                   ----------
                                                                      182,481
                                                                   ----------

CANADA - 0.63%
   Abitibi-Consolidated
      6.95% 12/15/06                                       55,000      57,074
   Thomson 5.75% 2/1/08                                    30,000      31,999
                                                                   ----------
                                                                       89,073
                                                                   ----------

CAYMAN ISLANDS - 1.16%
  #Mizuho Finance 144A
      5.79% 4/15/14                                       140,000     139,087
   Transocean Sedco Forex
      6.75% 4/15/05                                        25,000      25,973
                                                                   ----------
                                                                      165,060
                                                                   ----------

DOMINICAN REPUBLIC - 0.31%
   Dominican Republic
      9.04% 1/23/13                                        60,000      44,700
                                                                   ----------
                                                                       44,700
                                                                   ----------

ECUADOR - 1.32%
   Republic of Ecuador
     *7.00% 8/15/30                                       100,000      70,625
      12.00% 11/15/12                                     130,000     117,264
                                                                   ----------
                                                                      187,889
                                                                   ----------

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
MEXICO - 0.45%
   United Mexican States
      7.50% 4/8/33                                      $  30,000  $   29,775
  #Telefonos de Mexico 144A
      4.50% 11/19/08                                       35,000      34,764
                                                                   ----------
                                                                       64,539
                                                                   ----------

JAMAICA - 0.35%
   Government of Jamaica
      10.625% 6/20/17                                      50,000      50,000
                                                                   ----------
                                                                       50,000
                                                                   ----------

NETHERLANDS - 0.82%
   Aegon 4.75% 6/1/13                                      50,000      48,690
   Deutsche Telekom Finance
      8.75% 6/15/30                                        55,000      68,514
                                                                   ----------
                                                                      117,204
                                                                   ----------

NORWAY - 0.44%
   Norsk Hydro 6.70% 1/15/18                               15,000      16,447
   Petroleum Geo-Services
      8.00% 11/5/06                                        45,000      46,238
                                                                   ----------
                                                                       62,685
                                                                   ----------

PERU - 0.25%
   Republic of Peru
      8.75% 11/21/33                                       40,000      35,800
                                                                   ----------
                                                                       35,800
                                                                   ----------

RUSSIA - 0.61%
  *Russia Federation
      5.00% 3/31/30                                        95,000      87,353
                                                                   ----------
                                                                       87,353
                                                                   ----------

SINGAPORE - 0.40%
  #Singapore Telecommunications
      144A 7.375% 12/1/31                                  50,000      56,634
                                                                   ----------
                                                                       56,634
                                                                   ----------

UNITED KINGDOM - 0.31%
   Vodafone Group
      5.375% 1/30/15                                       45,000      44,920
                                                                   ----------
                                                                       44,920
                                                                   ----------
-----------------------------------------------------------------------------
TOTAL FOREIGN BONDS
(COST $1,526,477)                                                   1,464,734
=============================================================================


                          2004 Semiannual Report o Delaware Pooled Trust   35

                                                        Principal      Market
                                                           Amount       Value
                                                         (U.S. $)    (U.S. $)
-----------------------------------------------------------------------------
MUNICIPAL BONDS - 2.37%
   California State
      5.00% 2/1/33                                       $  5,000    $  4,762
   Colorado Department
      Transportation Revenue
      5.00% 12/15/13 (FGIC)                                55,000      59,529
 **Forsyth, Montana Pollution
      Control Revenue
      (Portland General Project)
      Series A 5.20% 5/1/33                                10,000      10,492
   Golden State, California Tobacco Securitization
      Corporation Settlement Revenue
      Series B 5.625% 6/1/38                               15,000      14,977
   Illinois State Taxable Pension
      5.10% 6/1/33                                         70,000      63,251
   Metropolitan Washington
      District Columbia Airport Authority
      5.00% 10/1/34 (FSA)                                  20,000      19,415
   Oregon State Taxable-Pension
      5.892% 6/1/27                                        60,000      61,193
   West Virginia Economic Development
      5.37% 7/1/20 (MBIA)                                  15,000      14,769
      6.07% 7/1/26                                         40,000      39,728
   Wisconsin State General Revenue
      5.70% 5/1/26 (FSA)                                   50,000      49,824
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $347,129)                                                       337,940
=============================================================================

U.S. TREASURY OBLIGATIONS - 6.65%
 ++U.S. Treasury Bond
      5.375% 2/15/31                                      490,000     496,585
   U.S. Treasury Inflation Index Notes
      1.875% 7/15/13                                       91,262      90,028
      2.00% 1/15/14                                       201,586     200,216
      3.375% 4/15/32                                       41,969      49,824
      3.625% 1/15/08                                       57,640      63,437
   U.S. Treasury Notes
      1.50% 3/31/06                                        35,000      34,523
      2.25% 2/15/07                                        15,000      14,802
-----------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $980,996)                                                       949,415
=============================================================================

                                                      Number of  Market Value
                                                         Shares      (U.S. $)
-----------------------------------------------------------------------------
PREFERRED STOCK - 2.18%
  #Centaur 144A 9.08%                                        45   $    57,122
   CSC Holdings 11.125%                                     400        41,900
   Nexen 7.35%                                            4,315       109,817
   RC Trust I 7.00%                                       1,100        59,778
   TNP Enterprises PIK 14.50%                                36        42,191
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(COST $301,179)                                                       310,808
=============================================================================

WARRANTS - 0.00%
 +#Solutia Warrants 144A                                     20             0
-----------------------------------------------------------------------------
TOTAL WARRANTS
(COST $1,711)                                                               0
=============================================================================
-----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 123.43%
(COST $17,783,060)                                                 17,608,928
=============================================================================
-----------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (23.43%)                                         (3,342,791)^^
=============================================================================
-----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 1,614,861
   SHARES OUTSTANDING;
   EQUIVALENT TO $8.83
   PER SHARE - 100.00%                                            $14,266,137
=============================================================================
-----------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
Shares of beneficial
   interest (unlimited authorization - no par)                    $14,082,986
Undistributed net investment income                                   175,617
Accumulated net realized gain on investments                          168,470
Net unrealized depreciation of investments                           (160,936)
-----------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $14,266,137
=============================================================================

  #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See note #12 in "Notes to Financial Statements."
  *Step coupon bond.
 **Variable Rate Notes-The interest rate shown is the rate as of April 30, 2004.
  +Non-income producing security for the period ended April 30, 2004.
 ++Fully or partially pledged as collateral for financial futures contracts.
  ^The interest rate shown is the yield at the time of purchase.
 ^^Of this amount, $(4,191,837) represents payable for securities purchased as of April 30, 2004.

   FGIC - Insured by the Financial Guaranty Insurance Company
   FSA - Insured by Financial Security Assurance
   GNMA - Government National Mortgage Association
   MBIA - Insured by the Municipal Bond Insurance Association
   PIK - Payment-in-kind
   SLMA - Student Loan Marketing Association
   TBA - To be announced

   See accompanying notes


36   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST-THE GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)


                                                         Number  Market Value
                                                      of Shares      (U.S. $)
-----------------------------------------------------------------------------
   COMMON STOCK - 99.13%**
   AUSTRALIA - 8.12%
   Amcor                                                  8,404       $42,121
   Coles Myers                                            5,889        35,598
   Foster's Group                                        23,059        81,435
   National Australia Bank                                3,568        75,939
   Orica                                                  1,203        12,832
   Telstra                                               15,977        55,154
                                                                   ----------
                                                                      303,079
                                                                   ----------

   BELGIUM - 1.20%
   Electrabel                                               136        44,654
                                                                   ----------
                                                                       44,654
                                                                   ----------

   FINLAND - 0.92%
   UPM-Kymmene                                            1,856        34,219
                                                                   ----------
                                                                       34,219
                                                                   ----------

   FRANCE - 4.96%
   Compagnie de Saint-Gobain                              1,000        50,491
   Societe Generale - Class A                               811        67,567
   Total                                                    363        67,143
                                                                   ----------
                                                                      185,201
                                                                   ----------

   GERMANY - 5.19%
   Bayer                                                  2,430        65,833
  +Bayerische Hypo-und
      Vereinsbank                                         2,478        42,983
   RWE                                                    1,956        84,997
                                                                   ----------
                                                                      193,813
                                                                   ----------

   HONG KONG - 3.05%
   Hong Kong & China Gas                                 15,000        25,770
   Hong Kong Electric                                     8,500        37,379
   Wharf Holdings                                        18,514        50,796
                                                                   ----------
                                                                      113,945
                                                                   ----------

   ITALY - 2.50%
   Banca Intesa                                          28,218        93,361
                                                                   ----------
                                                                       93,361
                                                                   ----------

   JAPAN - 5.23%
   Canon                                                  1,000        52,467
   Matsushita Electric Industrial                         3,000        44,067
   Murata Manufacturing                                     900        59,045
   Takeda Chemical Industries                               600        24,195
   West Japan Railway                                         4        15,550
                                                                   ----------
                                                                      195,324
                                                                   ----------

                                                         Number  Market Value
                                                      of Shares      (U.S. $)
-----------------------------------------------------------------------------
   NETHERLANDS - 5.63%
   ING Groep                                              2,784    $   59,671
   Reed Elsevier                                          4,250        59,710
   Royal Dutch Petroleum                                  1,866        90,750
                                                                   ----------
                                                                      210,131
                                                                   ----------

   NEW ZEALAND - 1.56%
   Telecom Corporation of
      New Zealand                                        16,461        58,277
                                                                   ----------
                                                                       58,277
                                                                   ----------

   REPUBLIC OF KOREA - 1.23%
   POSCO ADR                                              1,500        46,125
                                                                   ----------
                                                                       46,125
                                                                   ----------

   SINGAPORE - 1.60%
   Jardine Matheson Holdings                              2,400        24,240
   Overseas Chinese Banking                               5,000        35,558
                                                                   ----------
                                                                       59,798
                                                                   ----------

   SOUTH AFRICA - 1.23%
   Sasol                                                  3,067        46,030
                                                                   ----------
                                                                       46,030
                                                                   ----------

   SPAIN - 4.57%
   Banco Santander Central
      Hispanoamericano                                    3,600        38,667
   Iberdrola                                              3,192        62,944
   Telefonica                                             4,649        69,161
                                                                   ----------
                                                                      170,772
                                                                   ----------

   UNITED KINGDOM - 17.75%
   Aviva                                                  2,773        27,095
   BG Group                                              12,834        74,195
   BOC Group                                              1,527        24,601
   Boots                                                  6,265        67,882
   BP Amoco                                               6,573        56,853
   Brambles Industries                                   12,088        45,016
   GKN                                                    7,200        29,239
   GlaxoSmithKline                                        4,418        91,509
   GUS                                                    3,146        43,600
   HBOS                                                   5,150        66,852
   Intercontinental Hotels Group                          5,058        47,315
   Lloyds TSB Group                                       8,992        67,252
   Mitchells & Butlers                                    4,810        21,623
                                                                   ----------
                                                                      663,032
                                                                   ----------


                             2004 Semiannual Report o Delaware Pooled Trust   37

                                                         Number  Market Value
                                                      of Shares      (U.S. $)
-----------------------------------------------------------------------------
   UNITED STATES - 34.39%
   Alcoa                                                  1,900       $58,425
   Alltel                                                 1,300        65,442
   American Express                                       1,300        63,635
   Bank of America                                          700        56,343
   Boeing                                                 1,600        68,304
   ChevronTexaco                                            650        59,475
   General Electric                                       2,000        59,900
   HCA                                                    1,700        69,072
   International Paper                                    1,400        56,448
  +Intuit                                                 1,500        63,705
   J.P. Morgan Chase & Company                            1,650        62,040
   Limited Brands                                         3,000        61,920
   MBNA                                                   2,500        60,950
   Mellon Financial                                       1,800        53,352
   Microsoft                                              2,500        64,925
   Morgan Stanley                                         1,200        61,668
  +Oracle                                                 5,200        58,344
   Public Service Enterprise Group                        1,400        60,060
   SLM                                                    1,700        65,127
   Viacom - Class B                                       1,400        54,110
   Wyeth                                                  1,600        60,912
                                                                   ----------
                                                                    1,284,157
                                                                   ----------
-----------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $3,339,525)                                                   3,701,918
=============================================================================
-----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.13%
(COST $3,339,525)                                                  $3,701,918
=============================================================================
-----------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 0.87%                                             32,451
=============================================================================
-----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 418,899
  SHARES OUTSTANDING;
  EQUIVALENT TO $8.91
  PER SHARE - 100.00%                                              $3,734,369
=============================================================================
-----------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
-----------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                               $3,556,291
Undistributed net investment income*                                   15,733
Accumulated net realized loss on investments                         (199,827)
Net unrealized appreciation of investments
  and foreign currencies                                              362,172
-----------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $3,734,369
=============================================================================
  +Non-income producing security for the period ended April 30, 2004. *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 **Securities have been classified by country of origin. Classification by type of business has been presented in Note #15 to the financial statements.

   ADR - American Depositary Receipts
   See accompanying notes


38   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST-THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                         Number    Market Value
                                                      of Shares        (U.S. $)
-------------------------------------------------------------------------------
COMMON STOCK - 96.12%***
AUSTRALIA - 11.09%
 *Amcor                                               3,100,108    $ 15,537,952
  Coles Myer                                          2,388,257      14,436,569
  Foster's Group                                      7,530,847      26,595,623
  National Australia Bank                             1,234,159      26,266,895
  Orica                                                 372,465       3,973,045
  Telstra                                             4,615,831      15,934,384
                                                                   ------------
                                                                    102,744,468
                                                                   ------------
BELGIUM - 1.10%
  Electrabel                                             31,027      10,187,331
                                                                   ------------
                                                                     10,187,331
                                                                   ------------
FINLAND - 1.20%
 *UPM-Kymmene                                           603,220      11,121,431
                                                                   ------------
                                                                     11,121,431
                                                                   ------------
FRANCE - 7.00%
 *Compagnie de Saint-Gobain                             377,268      19,048,771
  Societe Generale                                      232,465      19,367,386
  Total                                                 142,667      26,388,704
                                                                   ------------
                                                                     64,804,861
                                                                   ------------
GERMANY - 6.27%
 *Bayer                                                 684,537      18,545,305
+*Bayerische Hypo-und
  Vereinsbank                                           773,903      13,424,054
 *RWE                                                   601,563      26,140,732
                                                                   ------------
                                                                     58,110,091
                                                                   ------------
HONG KONG - 3.19%
  Hong Kong & China Gas                               2,642,000       4,538,937
  Hong Kong Electric                                  2,888,800      12,703,638
  Wharf Holdings                                      4,485,671      12,307,157
                                                                   ------------
                                                                     29,549,732
                                                                   ------------
ITALY - 2.88%
 *Banca Intesa                                        8,055,591      26,652,327
                                                                   ------------
                                                                     26,652,327
                                                                   ------------

                                                         Number    Market Value
                                                      of Shares        (U.S. $)
-------------------------------------------------------------------------------
JAPAN - 16.91%
  Canon                                                 480,000    $ 25,184,179
  Eisai                                                 477,700      12,207,095
  Hitachi                                             2,097,000      14,726,791
 *Matsushita Electric
    Industrial                                        1,224,000      17,979,285
 *Millea Holdings                                           857      12,192,379
  Murata Manufacturing                                  354,200      23,237,805
  Takeda Chemical Industries                            592,200      23,880,114
  Toyota Motor                                          518,800      18,757,754
 *West Japan Railway                                      2,169       8,431,888
                                                                   ------------
                                                                    156,597,290
                                                                   ------------
NETHERLANDS - 6.79%
 *ING Groep                                             994,441      21,314,500
 *Reed Elsevier                                       1,161,740      16,321,692
 *Royal Dutch Petroleum                                 518,466      25,214,706
                                                                   ------------
                                                                     62,850,898
                                                                   ------------
NEW ZEALAND - 2.24%
 *Telecom Corporation of
  New Zealand                                         5,859,748      20,745,442
                                                                   ------------
                                                                     20,745,442
                                                                   ------------
REPUBLIC OF KOREA - 1.43%
  POSCO ADR                                             429,549      13,208,632
                                                                   ------------
                                                                     13,208,632
                                                                   ------------
SINGAPORE - 2.04%
  Jardine Matheson Holdings                             846,778       8,552,458
  Oversea-Chinese Banking                             1,455,000      10,347,351
                                                                   ------------
                                                                     18,899,809
                                                                   ------------
SOUTH AFRICA - 1.64%
  Sasol                                               1,014,100      15,219,700
                                                                   ------------
                                                                     15,219,700
                                                                   ------------
SPAIN - 7.54%
 *Banco Santander Central
  Hispanoamericano                                    1,751,039      18,807,560
 *Iberdrola                                           1,054,642      20,796,947
 *Telefonica                                          2,033,122      30,245,714
                                                                   ------------
                                                                     69,850,221
                                                                   ------------
TAIWAN - 0.03%
  Chunghwa Telecom ADR                                   15,500         258,540
                                                                   ------------
                                                                        258,540
                                                                   ------------


                             2004 Semiannual Report o Delaware Pooled Trust   39

                                                         Number    Market Value
                                                      of Shares        (U.S. $)
-------------------------------------------------------------------------------
UNITED KINGDOM - 24.77%
Aviva                                                   940,539    $  9,190,156
BG Group                                              3,826,829      22,123,361
BOC Group                                               231,898       3,736,082
Boots                                                 2,143,843      23,228,900
BP Amoco                                              2,404,241      20,795,518
Brambles Industries                                   2,960,607      11,025,404
GKN                                                   1,600,154       6,498,180
GlaxoSmithKline                                       1,565,811      32,432,216
GUS                                                   1,194,991      16,561,058
HBOS                                                  1,811,266      23,511,903
Intercontinental
  Hotels Group                                        1,513,960      14,162,220
Lloyds TSB Group                                      3,195,380      23,898,578
Mitchells & Butlers                                   1,389,653       6,247,105
Rio Tinto                                               727,151      15,951,031
                                                                   ------------
                                                                    229,361,712
                                                                   ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $779,592,070)                                                 890,162,485
================================================================================

                                                      Principal
                                                         Amount
                                                       (U.S. $)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS- 4.41%
  With BNP Paribas 0.92% 5/3/04
    (dated 4/30/04, to be repurchased
    at $21,222,127, collateralized by
    $1,556,500 U.S. Treasury Notes 7.25%
    due 5/15/04, market value
    $1,612,407, $10,597,300
    U.S. Treasury Bills due 7/29/04,
    market value $10,573,501, $4,045,200
    U.S. Treasury Bills due 9/16/04,
    market value $4,029,475, $1,570,100
    U.S. Treasury Notes 7.50% due
    2/15/05, market value $1,669,117,
    and $3,284,400
    U.S. Treasury Notes 9.375%
    due 2/15/06, market
    value $3,763,466)                               $21,220,500      21,220,500
  With UBS Warburg 0.92%
    5/3/04 (dated 4/30/04, to be
    repurchased at $19,627,005,
    collateralized by $3,925,100
    U.S. Treasury Notes 7.50% due
    2/15/05, market value
    $4,172,792, $10,652,000 U.S.
    Treasury Notes 6.50% due
    5/15/05, market value
    $11,495,637, and $3,925,100
    U.S. Treasury Notes 5.625% due
    5/15/08, market value
    $4,366,783)                                      19,625,500      19,625,500
                                                                     ----------

                                                      Principal
                                                         Amount    Market Value
                                                       (U.S. $)        (U.S. $)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $40,846,000)                                                  $40,846,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL - 100.53%
(COST $820,438,070)                                                 931,008,485
================================================================================

SECURITIES LENDING COLLATERAL## - 17.57%
Short-Term Investments
Abbey National
  1.19% 10/15/04                                    $ 2,858,500       2,947,324
ABN AMRO Bank Chicago
  1.08% 6/7/04                                        4,346,612       4,346,612
ABN AMRO Bank Tokyo
  1.10% 7/20/04                                       3,104,737       3,104,805
American Express Centurion
  1.04% 5/14/04                                       6,209,584       6,209,610
ASIF Global Funding
  1.06% 5/10/04                                       1,867,814       1,869,294
Bank of America
  1.03% 5/28/04                                       6,209,610       6,209,610
Barclays London
  1.10% 8/19/04                                       4,719,665       4,719,542
Bayerische Landesbank
  1.164% 8/30/04                                      2,482,801       2,483,071
CDC IXIS 1.485% 11/12/04                              4,963,642       4,967,688
Citibank 1.06% 7/06/04                                4,967,727       4,967,688
Credit Suisse First Boston
  1.60% 12/13/04                                      4,961,687       4,967,688
Deutsche Bank Financial
  1.132% 2/22/05                                      1,243,350       1,244,365
Deutsche Bank Financial
  London 1.04% 5/24/04                                6,209,586       6,209,610
Dexia Bank
  1.03% 5/20/04                                       2,857,073       2,857,074
Fortis Bank 1.10% 7/26/04                             6,251,060       6,253,731
General Electric Capital
  1.117% 2/3/05                                       1,865,834       1,867,831
  1.132% 5/14/04                                      2,733,194       2,733,415
  1.132% 10/4/04                                      1,862,987       1,864,669
Goldman Sachs Group
  1.14% 7/20/04                                       4,967,195       4,967,688
  1.243% 12/8/04                                      2,918,517       2,918,517
ING Bank Geneva
  1.10% 9/30/04                                       4,969,885       4,967,688
ING Bank Singapore
  1.06% 6/03/04                                       3,104,759       3,104,805
Marsh and McLennan
  1.291% 6/15/04                                      3,166,574       3,186,904
Merrill Lynch Mortgage
  Capital 1.073% 5/03/04                             21,630,210      21,630,210


40   Delaware Pooled Trust o 2004 Semiannual Report

                                                      Principal
                                                         Amount    Market Value
                                                       (U.S. $)        (U.S. $)
--------------------------------------------------------------------------------
Merrill Lynch Mortgage
  Capital 1.163% 7/12/04                            $ 4,967,688   $  4,967,688
Morgan Stanley
  1.22% 5/31/05                                       1,239,770      1,241,922
Rabobank 1.075% 3/2/05                                6,209,605      6,208,043
Royal Bank of Scotland
  1.06% 7/2/04                                        6,211,719      6,211,546
Societe Generale
  1.148% 12/8/04                                      4,966,447      4,966,749
Societe Generale Singapore
  1.06% 6/03/04                                       3,104,759      3,104,805
Svenska Stockholm
  1.10% 8/9/04                                        6,209,873      6,209,610
Union Bank of Switzerland
  1.13% 12/20/04                                      6,220,337      6,209,610
Wachovia Bank
  1.127% 11/15/04                                     4,968,980      4,970,876
Wells Fargo Bank
  1.03% 5/19/04                                       8,072,486      8,072,493
--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $162,762,781)                                                162,762,781
================================================================================


--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 118.10%
(COST $983,200,851)                                             $1,093,771,266++
================================================================================
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES
LENDING COLLATERAL - (17.57%)##                                   (162,762,781)
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (0.53%)                                              (4,901,837)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 57,623,619
  SHARES OUTSTANDING - 100.00%                                    $926,106,648
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE - DELAWARE POOLED
  TRUST - THE INTERNATIONAL EQUITY PORTFOLIO
  ORIGINAL CLASS ($926,093,122 /
  57,622,777 SHARES)                                                    $16.07
================================================================================
--------------------------------------------------------------------------------
NET ASSET VALUE - DELAWARE POOLED
  TRUST - THE INTERNATIONAL
  EQUITY PORTFOLIO
  CLASS P ($13,526 / 842 SHARES)                                        $16.06
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                              $818,749,186
Undistributed net investment income**                                7,106,404
Accumulated net realized loss on investments                       (10,286,702)
Net unrealized appreciation of investments
  and foreign currencies                                           110,537,760
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $926,106,648
================================================================================

  +Non-income producing security for the period ended April 30, 2004.
  *Fully or partially on loan.
 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
***Securities have been classified by country of origin. Classification by type of business has been presented in Note #15 to the Financial Statements. ##See Note #11 in "Notes to Financial Statements."
 ++Includes $154,937,915 of securities loaned.

   ADR - American Depositary Receipts

      See accompanying notes

                             2004 Semiannual Report o Delaware Pooled Trust   41

DELAWARE POOLED TRUST-THE LABOR SELECT INTERNATIONAL
EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 COMMON STOCK - 96.21%**
 AUSTRALIA - 10.99%
 Amcor                                                1,079,930    $ 5,412,683
 Coles Myer                                             815,274      4,928,180
 Foster's Group                                       2,519,087      8,896,302
^National Australia Bank                                421,073      8,961,794
 Orica                                                  155,981      1,663,833
 Telstra                                              1,597,614      5,515,149
                                                                   -----------
                                                                    35,377,941
                                                                   -----------
 BELGIUM - 1.76%
^Electrabel                                              17,240      5,660,541
                                                                   -----------
                                                                     5,660,541
                                                                   -----------
 FINLAND - 1.46%
^UPM-Kymmene                                            254,252      4,687,587
                                                                   -----------
                                                                     4,687,587
                                                                   -----------
 FRANCE - 5.12%
 Societe Generale                                       135,147     11,259,519
 Total                                                   28,185      5,213,298
                                                                   -----------
                                                                    16,472,817
                                                                   -----------
 GERMANY - 8.00%
^Bayer                                                  270,838      7,337,475
+Bayerische Hypo-und
   Vereinsbank                                          441,216      7,653,294
^RWE                                                    247,407     10,750,994
                                                                   -----------
                                                                    25,741,763
                                                                   -----------
 HONG KONG - 2.88%
 Hong Kong Electric Holdings                          1,326,500      5,833,348
 Wharf Holdings                                       1,254,000      3,440,550
                                                                   -----------
                                                                     9,273,898
                                                                   -----------
 ITALY - 3.17%
^Banca Intesa                                         3,087,856     10,216,325
                                                                   -----------
                                                                    10,216,325
                                                                   -----------
 JAPAN - 15.14%
 Canon                                                  166,000      8,709,528
 Eisai                                                  146,500      3,743,645
 Kinki Coca-Cola Bottling                                22,000        194,572
 Matsushita Electric Industrial                         531,000      7,799,837

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 Millea Holdings                                            364   $  5,178,560
 Murata Manufacturing                                   135,400      8,883,114
 Takeda Chemical Industries                             242,100      9,762,539
^West Japan Railway                                       1,034      4,019,628
^Yokohama Reito                                          67,000        446,849
                                                                  ------------
                                                                    48,738,272
                                                                  ------------
 NETHERLANDS - 7.36%
^ING Groep                                              386,250      8,278,747
^Reed Elsevier                                          390,584      5,487,451
^Royal Dutch Petroleum                                  203,767      9,909,860
                                                                  ------------
                                                                    23,676,058
                                                                  ------------
 NEW ZEALAND - 2.55%
^Telecom Corporation of
 New Zealand                                          2,317,629      8,205,171
                                                                  ------------
                                                                     8,205,171
                                                                  ------------
 SPAIN - 7.42%
^Banco Santander Central
   Hispanoamericano                                     793,722      8,525,209
 Iberdrola                                              537,368     10,596,595
 Telefonica                                             319,069      4,746,626
                                                                  ------------
                                                                    23,868,430
                                                                  ------------
 UNITED KINGDOM - 30.36%
 Aviva                                                  321,634      3,142,737
 BG Group                                             1,659,055      9,591,198
 BHP Billiton                                           495,282      3,956,779
 BOC Group                                               54,648        880,428
 Boots                                                  921,188      9,981,227
 BP Amoco                                               824,823      7,134,319
 Brambles Industries                                  2,007,704      7,476,760
 GKN                                                    956,794      3,885,513
 GlaxoSmithKline                                        549,988     11,391,751
 GUS                                                    564,572      7,824,251
 HBOS                                                   744,353      9,662,388
 Intercontinental Hotels
   Group                                               409,239      3,828,194
 Lloyds TSB Group                                     1,317,518      9,853,854
 Mitchells & Butlers                                    611,903      2,750,775
 Northern Foods                                       2,213,857      6,340,398
                                                                 ------------
                                                                    97,700,572
                                                                  ------------
------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $275,148,195)                                                309,619,375
==============================================================================


42   Delaware Pooled Trust o 2004 Semiannual Report

                                                      Principal   Market Value
                                                         Amount       (U.S. $)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.88%
With BNP Paribas 0.92% 5/3/04
  (dated 4/30/04, to be repurchased
  at $4,816,369 collateralized by $353,000
  U.S. Treasury Notes 7.25% due
  5/15/04, market value $365,936,
  $2,405,000 U.S. Treasury
  Bills due 7/29/04, market value
  $2,399,656, $918,000
  U.S. Treasury Bills due 9/16/04,
  market value $914,489,
  $356,000 U.S. Treasury Notes 7.50%
  due 2/15/05, market
  value $378,806, $745,000
  U.S. Treasury Notes 9.375%
  due 2/15/06, market
  value $854,119)                                    $4,816,000     $4,816,000
With UBS Warburg 0.92%
  5/3/04 (dated 4/30/04, to be
  repurchased at $4,454,341
  collateralized by $891,000
  U.S. Treasury Notes 7.50% due
  2/15/05, market value
  $947,015, $2,418,000 U.S.
  Treasury Notes 6.50% due
  5/15/05, market value
  $2,608,935, $891,000 U.S.
  Treasury Notes 5.625% due
  5/15/08, market value
  $991,041)                                           4,454,000      4,454,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $9,270,000)                                                    9,270,000
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
SECURITIES LENDING COLLATERAL - 99.09%
(COST $284,418,195)                                                318,889,375
==============================================================================

SECURITIES LENDING COLLATERAL** - 14.58%
Short-Term Investments
Abby National
  1.19% 10/15/04                                        823,792        849,391
ABN AMRO Bank Chicago
  1.08% 6/7/04                                        1,252,652      1,252,652
ABN AMRO Bank -
  Tokyo 1.10% 7/20/04                                   894,755        894,775
American Express Centurion
  1.04% 5/14/04                                       1,789,543      1,789,550
ASIF Global Funding
  1.06% 5/10/04                                         538,286        538,713
Bank of America
  1.03% 5/28/04                                       1,789,550      1,789,550
Barclays Capital
  1.10% 8/19/04                                       1,360,162      1,360,127

                                                      Principal   Market Value
                                                         Amount       (U.S. $)
------------------------------------------------------------------------------
Bayerische Landesbank
  1.164% 8/30/04                                    $   715,520     $  715,597
CDC IXIS
  1.485% 11/12/04                                     1,430,474      1,431,640
Citibank
  1.06% 7/6/04                                        1,431,651      1,431,640
Credit Suisse First Boston
  1.60% 12/13/04                                      1,429,911      1,431,640
Deutsche Bank Financial
  1.132% 2/22/05                                        358,322        358,614
Deutsche Bank Financial London
  1.04% 5/24/04                                       1,789,543      1,789,550
Dexia Bank
  1.03% 5/20/04                                         823,381        823,382
Fortis Bank 1.10% 7/26/04                             1,801,496      1,802,266
General Electric Capital
  1.117% 2/3/05                                         537,716        538,291
  1.132% 5/14/04                                        787,681        787,744
  1.132% 10/4/04                                        536,895        537,380
Goldman Sachs Group
  1.14% 7/20/04                                       1,431,498      1,431,640
  1.243% 12/8/04                                        841,089        841,089
ING Bank Geneva
  1.10% 9/30/04                                       1,432,273      1,431,640
ING Bank Singapore
  1.06% 6/3/04                                          894,764        894,775
Marsh and McLennan
  1.291% 6/15/04                                        912,576        918,436
Merrill Lynch Mortgage Capital
  1.073% 5/3/04                                       6,233,620      6,233,620
  1.163% 7/12/04                                      1,431,640      1,431,640
Morgan Stanley
  1.22% 5/31/05                                         357,290        357,910
Rabobank
  1.075% 3/2/05                                       1,789,549      1,789,099
Royal Bank of Scotland
  1.06% 7/2/04                                        1,790,158      1,790,108
Societe General
  1.1475% 12/8/04                                     1,431,282      1,431,370
Societe General Singapore
  1.06% 6/3/04                                          894,762        894,775
Svenska Stockholm
  1.10% 8/9/04                                        1,789,626      1,789,550
Union Bank of Switzerland
  1.13% 12/20/04                                      1,792,642      1,789,550
Wachovia Bank
  1.127% 11/15/04                                     1,432,013      1,432,559
Wells Fargo Bank
  1.03% 5/19/04                                       2,326,413      2,326,416


                           2004 Semiannual Report o Delaware Pooled Trust   43

--------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $46,906,679)                                                 $46,906,679
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 113.67%
(COST $331,324,874)                                                365,796,054++
================================================================================
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING
COLLATERAL - (14.58%)***                                           (46,906,679)
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET
OF LIABILITIES - 0.91%                                               2,927,441
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 22,884,041
  SHARES OUTSTANDING;
  EQUIVALENT TO $14.06
  PER SHARE - 100.00%                                             $321,816,816
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                              $283,706,358
Undistributed net investment income*                                 1,641,420
Accumulated net realized gain on investments                         1,991,907
Net unrealized appreciation of investments
  and foreign currencies                                            34,477,131
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $321,816,816
================================================================================

  +Non-income producing security for the period ended April 30, 2004.
  ^Fully or partially on loan.
  *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 **Securities have been classified by country of origin. Classification by type of business has been presented in Note #15 in "Notes to Financial Statements".
***See Note #11 in "Notes to Financial Statements".
++Includes $44,669,910 of securities loaned.

See accompanying notes

DELAWARE POOLED TRUST-THE INTERNATIONAL LARGE-CAP EQUITY PORTFOLIO STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 COMMON STOCK - 97.73%**
 AUSTRALIA - 12.08%
 Coles Myers                                              8,486     $   51,296
 Foster's Group                                          30,331        107,116
 National Australia Bank                                  4,312         91,773
 Rio Tinto                                                2,309         54,246
 Telstra                                                 26,993         93,183
                                                                    ----------
                                                                       397,614
                                                                    ----------
 BELGIUM - 0.99%
 Electrabel                                                  99         32,505
                                                                    ----------
                                                                        32,505
                                                                    ----------
 FINLAND - 1.50%
 UPM-Kymmene                                              2,686         49,521
                                                                    ----------
                                                                        49,521
                                                                    ----------
 FRANCE - 8.37%
 Compagnie de Saint-Gobain                                1,600         80,786
 Societe Generale Class A                                 1,035         86,229
 Total                                                      587        108,576
                                                                    ----------
                                                                       275,591
                                                                    ----------
 GERMANY - 6.56%
 Bayer                                                    2,730         73,960
+Bayerische Hypo-und
  Vereinsbank                                             3,073         53,304
 RWE                                                      2,041         88,691
                                                                    ----------
                                                                       215,955
                                                                    ----------
 HONG KONG - 3.75%
 Hong Kong & China Gas                                   15,000         25,770
 Hong Kong Electric Holdings                             13,500         59,367
 Wharf Holdings                                          14,000         38,411
                                                                    ----------
                                                                       123,548
                                                                    ----------
 ITALY - 3.30%
 Banca Intesa                                            32,787        108,477
                                                                    ----------
                                                                       108,477
                                                                    ----------
 JAPAN - 16.58%
 Canon                                                    2,000        104,934
 Eisai                                                    1,500         38,331
 Hitachi                                                  8,000         56,182
 Matsushita Electric Industrial                           4,000         58,756


44   Delaware Pooled Trust o 2004 Semiannual Report

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
Murata Manufacturing                                      1,400    $    91,849
Takeda Chemical Industries                                2,300         92,746
Toyota Motor                                              2,100         75,928
West Japan Railway                                            7         27,212
                                                                   -----------
                                                                       545,938
                                                                   -----------
NETHERLANDS - 6.66%
ING Groep                                                 3,451         73,968
Reed Elsevier                                             3,581         50,311
Royal Dutch Petroleum                                     1,953         94,980
                                                                   -----------
                                                                       219,259
                                                                   -----------
NEW ZEALAND - 2.22%
Telecom Corporation of
  New Zealand                                            20,600         72,931
                                                                   -----------
                                                                        72,931
                                                                   -----------
REPUBLIC OF KOREA - 1.40%
POSCO ADR                                                 1,500         46,125
                                                                   -----------
                                                                        46,125
                                                                   -----------
SINGAPORE - 1.73%
Oversea-Chinese Banking                                   8,000         56,893
                                                                   -----------
                                                                        56,893
                                                                   -----------
SPAIN - 8.93%
Banco Santander Central
  Hispanoamericano                                        8,429         90,534
Iberdrola                                                 4,400         86,766
Telefonica                                                7,839        116,617
                                                                   -----------
                                                                       293,917
                                                                   -----------
UNITED KINGDOM - 23.66%
Aviva                                                     3,475         33,955
BG Group                                                 15,885         91,833
BOC Group                                                 2,026         32,641
Boots                                                     7,708         83,517
BP Amoco                                                 12,402        107,271
GlaxoSmithKline                                           5,619        116,385
GUS                                                       4,868         67,464
HBOS                                                      7,500         97,357
Intercontinental Hotels Group                             6,949         65,004
Lloyds TSB Group                                         11,166         83,512
                                                                   -----------
                                                                       778,939
                                                                   -----------
------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $3,004,144)                                                    3,217,213
==============================================================================
                                                      Principal   Market Value
                                                         Amount       (U.S. $)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS- 1.58%
With BNP Paribas 0.92% 5/3/04
  (dated 4/30/04, to be
  repurchased at $27,002
  collateralized by $2,000 U.S.
  Treasury Notes 7.25% due
  5/15/04, market value $2,053,
  $14,000 U.S. Treasury Bills
  due 7/29/04, market value
  $13,461, $5,000 U.S. Treasury
  Bills due 9/16/04, market
  value $5,130, $2,000 U.S.
  Treasury Notes 7.50% due
  2/15/05, market value $2,125,
  $4,000 U.S. Treasury Notes
  9.375% due 2/15/06, market
  value $4,791)                                         $27,000        $27,000
With UBS Warburg 0.92% 5/3/04
  (dated 4/30/04, to be
  repurchased at $25,002
  collateralized by $5,000 U.S.
  Treasury Notes 7.50% due
  2/15/05, market value $5,312,
  $14,000 U.S. Treasury Notes
  6.50% due 5/15/05, market
  value $14,635, $5,000 U.S.
  Treasury Notes 5.625% due
  5/15/08, market value $5,559)                          25,000         25,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $52,000)                                                          52,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.31%
(COST $3,056,144)                                                    3,269,213
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 0.69%                                              22,801
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 398,380
  SHARES OUTSTANDING; EQUIVALENT TO
  $8.26 PER SHARE - 100.00%                                         $3,292,014
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                                $3,314,666
Undistibuted net investment income*                                     19,200
Accumulated net realized loss on investments                          (254,825)
Net unrealized appreciation of investments
  and foreign currencies                                               212,973
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $3,292,014
================================================================================

   +Non-income producing security for the period ended April 30, 2004. *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
  **Securities have been classified by country of origin. Classification by type of business has been presented in Note #15 to the Financial Statements.

    ADR - American Depositary Receipts


    See accompanying notes


                             2004 Semiannual Report o Delaware Pooled Trust   45

DELAWARE POOLED TRUST-THE INTERNATIONAL SMALL-CAP PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
  COMMON STOCK - 98.43%**
  AUSTRALIA - 4.24%
+^Multiplex Constructions
    Property                                             24,526      $  78,999
  QBE Insurance Group                                    10,799         90,858
                                                                     ---------
                                                                       169,857
                                                                     ---------
  FINLAND - 1.04%
  Huhtamaki Van Leer Oyj                                  3,150         41,537
                                                                     ---------
                                                                        41,537
                                                                     ---------
  FRANCE - 9.26%
  Boiron                                                  1,184         26,967
  Carbone Lorraine                                        1,226         49,689
  Fimalac                                                   773         30,301
  Neopost                                                 2,039        112,461
  Nexans                                                  1,715         57,708
  Norbert Dentressangle                                     529         26,837
  Remy Cointreau                                          2,003         66,726
                                                                     ---------
                                                                       370,689
                                                                     ---------
++HONG KONG/CHINA - 4.37%
  Asia Aluminum                                         628,000         72,463
  Fountain Set                                          138,000        102,618
                                                                     ---------
                                                                       175,081
                                                                     ---------
  HONG KONG - 4.97%
  ASM Pacific Technology                                  9,500         39,341
  Cosco Pacific Limited                                  66,000         84,618
  Hung Hing Printing Group                               74,000         55,976
  Kingmaker Footwear Holdings                            50,000         19,071
                                                                     ---------
                                                                       199,006
                                                                     ---------
  GERMANY - 11.66%
  Bilfinger Berger                                        2,128         74,870
  Fielmann                                                  884         46,627
 +Fraport                                                 3,161         89,237
  Hugo Boss                                               3,777         83,943
  Jenoptik                                                5,721         69,129
 +QIAGEN                                                  4,235         51,021
  Rhoen-Klinikum                                          1,144         51,838
                                                                     ---------
                                                                       466,665
                                                                     ---------
  IRELAND - 3.40%
  Glanbia                                                22,149         69,298
 +Icon ADR                                                  614         24,499
  Kingspan Group                                          7,926         42,376
                                                                     ---------
                                                                       136,173
                                                                     ---------

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
JAPAN - 12.17%
Air Water                                                10,000    $    63,160
Fujitec                                                   9,000         43,143
Hamamatsu Photonics                                       2,200         39,612
Kayaba Industry                                          11,000         41,366
Kurita Water Industries                                   2,800         34,481
NIFCO                                                     3,000         49,259
Otsuka Kagu                                               1,000         36,337
Shimano                                                   1,400         32,794
TAC                                                       4,400         34,967
Takara Printing                                           5,000         56,137
Ushio                                                     3,000         56,001
                                                                   -----------
                                                                       487,257
                                                                   -----------
NETHERLANDS - 7.79%
Athlon Groep                                              2,258         46,557
Boskalis Westminster                                      1,648         41,486
Furgo N.V.                                                1,375         79,645
ICT Automatisering                                        3,316         45,316
Vopak                                                     5,691         98,920
                                                                   -----------
                                                                       311,924
                                                                   -----------
NEW ZEALAND - 0.59%
The Warehouse Group                                       8,594         23,437
                                                                   -----------
                                                                        23,437
                                                                   -----------
SINGAPORE - 6.21%
MobileOne Limited                                        36,000         31,103
Parkway Holdings                                         37,000         25,878
SembCorp Marine Limited                                  88,000         49,910
SIA Engineering                                          37,000         41,753
Singapore Airport
  Terminal Services                                      36,000         41,682
SMRT Corporation                                        159,000         58,406
                                                                   -----------
                                                                       248,732
                                                                   -----------
SPAIN - 2.76%
Aldeasa                                                   2,320         66,996
Viscofan                                                  4,518         43,328
                                                                   -----------
                                                                       110,324
                                                                   -----------
SWEDEN - 3.17%
Billerud                                                  5,400         85,884
Munters                                                   1,700         40,945
                                                                   -----------
                                                                       126,829
                                                                   -----------


46   Delaware Pooled Trust o 2004 Semiannual Report

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 UNITED KINGDOM - 26.80%
 Aga Foodservice Group                                   19,142    $    83,506
 Arriva                                                   9,182         62,445
 Chloride Group                                          59,588         50,193
 Cobham                                                   3,754         89,006
 Greene King                                              3,491         59,989
 Laird Group                                             16,170         90,685
 Nestor Healthcare Group                                  5,664         21,470
 Northern Foods                                          38,433        110,070
 Pennon Group                                             6,580         80,689
 Persimmon                                                7,893         91,961
 Rexam                                                   11,443         92,786
 Serco Group                                             21,476         82,262
 Spirax-Sarco Engineering                                 7,053         71,730
 TT Electronics                                          19,000         54,752
+Vedanta Resources                                        5,824         31,475
                                                                    ----------
                                                                     1,073,019
                                                                    ----------
 -----------------------------------------------------------------------------
 TOTAL COMMON STOCK
 (COST $3,229,843)                                                   3,940,530
 =============================================================================
                                                      Principal
                                                         Amount
                                                       (U.S. $)
 -----------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 2.10%
 With BNP Paribas 0.92%
   5/3/04 (dated 4/30/04, to be
   repurchased at $43,643
   collateralized by $3,200 U.S.
   Treasury Notes 7.25% due
   5/15/04, market value $3,316,
   $21,790 U.S. Treasury Bills
   due 7/29/04, market value
   $21,744, $8,320 U.S. Treasury
   Bills due 9/16/04, market
   value $8,287, $3,230 U.S.
   Treasury Notes 7.50% due
   2/15/05, market value $3,433,
   $6,750 U.S. Treasury Notes
   9.375% due 2/15/06, market
   value $7,740)                                        $43,640         43,640
 With UBS Warburg 0.92%
   5/3/04 (dated 4/30/04, to be
   repurchased at $40,363
   collateralized by $8,070 U.S.
   Treasury Notes 7.50% due
   2/15/05, market value $8,581,
   $21,910 U.S. Treasury Notes
   6.50% due 5/15/05, market
   value $23,641, $8,070 U.S.
   Treasury Notes 5.625% due
   5/15/08, market value $8,980)                         40,360         40,360
 -----------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
 (COST $84,000)                                                         84,000
 =============================================================================

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.53%
(COST $3,313,843)                                                    $4,024,530
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (0.53%)                                                  (21,342)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 430,671
  SHARES OUTSTANDING;
  EQUIVALENT TO $9.30
  PER SHARE - 100.00%                                                $4,003,188
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                                 $3,576,608
Distributions in excess of net investment income*                        (7,551)
Accumulated net realized loss on investments                           (276,797)
Net unrealized appreciation of investments
  and foreign currencies                                                710,928
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                     $4,003,188
================================================================================

 +Non-income producing security for the period ended April 30, 2004. ++Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
 *Distributions in excess of net investment income includes net realized gains
  (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
**Securities have been classified by country of origin. Classification by type of business has been presented in Note #15 to the Financial Statements.
 ^The security is being fair valued in accordance with the Portfolio's fair valuation policy. See Note #1 in "Notes to Financial Statements." At April 30, 2004, one security was fair valued which represented 1.97% of the Portfolio's net assets.

  ADR - American Depositary Receipts

  See accompanying notes


                              2004 Semiannual Report o Delaware Pooled Trust  47

DELAWARE POOLED TRUST-THE EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 COMMON STOCK - 98.80%**
 BRAZIL - 10.61%
 Cia de Concessoes
   Rodoviarias                                          205,000    $ 1,766,882
 Cia de Saneamento Basico do
   Estado de Sao Paulo                              174,770,000      8,118,770
 Cia Siderurgica Nacional                           102,900,000      4,886,615
 Cia Vale do Rio Doce ADR                                60,400      2,748,200
 Investimentos Itau                                   4,448,000      4,301,595
 Petroleo Brasileiro ADR                                257,600      6,427,120
 Petroleo Brasileiro
   Preferred Shares                                      16,500        410,456
 Ultrapar Participacoes                             492,000,000      5,225,517
 Votorantim Celulose e
   Papel ADR                                            251,700      7,903,380
                                                                  ------------
                                                                    41,788,535
                                                                  ------------
 CHILE - 2.21%
 Administradora de Fondos
   de Pensiones Provida ADR                             154,829      4,296,505
 Empresa Nacional de
   Electricidad ADR                                     331,400      4,391,050
                                                                  ------------
                                                                     8,687,555
                                                                  ------------
^CHINA - 5.33%
 Beijing Capital International
   Airport                                           15,044,000      4,629,042
 Chaoda Modern Agriculture                            9,271,000      2,912,120
 Guangshen Railway                                   17,176,000      4,899,690
 Texwinca Holdings                                    5,988,000      4,452,730
 Zhejiang Expressway                                  6,570,000      4,106,355
                                                                  ------------
                                                                    20,999,937
                                                                  ------------
 CROATIA - 1.03%
 Pliva GDR                                              253,637      4,066,308
                                                                  ------------
                                                                     4,066,308
                                                                  ------------
 CZECH REPUBLIC - 3.95%
 Cesky Telecom                                          390,276      4,907,405
 CEZ                                                    582,399      4,161,541
 Philip Morris                                            9,982      6,467,012
                                                                  ------------
                                                                    15,535,958
                                                                  ------------
 EGYPT - 2.05%
 MobiNil - Egyptian Mobile
   Services                                             570,127      8,054,718
                                                                  ------------
                                                                     8,054,718
                                                                  ------------

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
  ESTONIA - 3.41%
  Eesti Telekom GDR                                     247,161    $ 6,759,854
 #Eesti Telekom GDR 144A                                 53,323      1,474,658
  Hansabank                                             678,916      5,200,505
                                                                   -----------
                                                                    13,435,017
                                                                   -----------
++HONG KONG/CHINA - 2.86%
  Asia Aluminum                                      56,714,000      6,544,090
  Fountain Set                                        6,336,000      4,711,505
                                                                   -----------
                                                                    11,255,595
                                                                   -----------
  HUNGARY - 4.00%
  Gedeon Richter GDR                                     35,760      3,651,811
 #Gedeon Richter GDR 144A                                   400         40,683
  Matav Magyar Tavkozlesi                             1,227,790      5,129,801
 +OTP Bank                                              372,055      6,937,397
                                                                   -----------
                                                                    15,759,692
                                                                   -----------
  INDIA - 4.57%
  Gas Authority of India GDR                            119,619      3,313,446
 #Gas Authority of India
    GDR 144A                                             37,993      1,119,285
  ICICI Bank ADR                                        471,348      7,305,894
  Ranbaxy Laboratories GDR                              258,005      6,256,621
                                                                   -----------
                                                                    17,995,246
                                                                   -----------
  INDONESIA - 4.35%
  Hanjaya Mandala
    Sampoerna                                        16,264,500      9,445,339
  IRP Telekomunikasi
    Indonesia                                         8,370,500      7,672,801
                                                                   -----------
                                                                    17,118,140
                                                                   -----------
  ISRAEL - 1.65%
  Bank Hapoalim                                       2,524,181      6,512,596
                                                                   -----------
                                                                     6,512,596
                                                                   -----------
  LUXEMBOURG - 0.79%
  Tenaris ADR                                           103,100      3,091,969
                                                                   -----------
                                                                     3,091,969
                                                                   -----------
  MALAYSIA - 4.68%
  Malaysia International
    Shipping                                          1,559,100      5,169,647
  PLUS Expressways                                   10,418,800      6,443,205
  Tanjong                                             2,117,900      6,799,574
                                                                   -----------
                                                                    18,412,426
                                                                   -----------

48   Delaware Pooled Trust o 2004 Semiannual Report

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 MEXICO - 8.59%
 Cemex de C.V.                                        1,780,114    $10,396,194
 Grupo Aeroportuario del
   Sureste de C.V. ADR                                  207,500      4,056,625
 Grupo Continental                                    3,008,200      5,252,067
 Kimberly-Clark de Mexico
   de C.V. ADR                                        2,402,000      6,371,632
 Telefonos de Mexico
   de C.V. ADR                                          226,800      7,742,952
                                                                   -----------
                                                                    33,819,470
                                                                   -----------
 REPUBLIC OF KOREA - 11.48%
 Hyundai Motor                                          195,200      7,444,667
+Kookmin Bank                                           152,050      5,675,877
 Kookmin Bank ADR                                        18,800        697,480
#Korea Tobacco & Ginseng
   GDR 144A                                             846,878     10,416,598
 KT Corporation ADR                                     440,988      8,158,278
 POSCO                                                   29,060      3,554,020
 POSCO ADR                                              100,694      3,096,341
 Samsung Electronics                                     11,340      5,383,202
 Samsung Electonics GDR 144A                              3,200        759,535
                                                                   -----------
                                                                    45,185,998
                                                                   -----------
 RUSSIA - 1.55%
 LUKOIL ADR                                              55,941      6,093,094
                                                                   -----------
                                                                     6,093,094
                                                                   -----------
 SOUTH AFRICA - 14.49%
 ABSA Group                                             781,345      5,037,675
 African Bank Investments                             5,195,429      7,916,844
 Alexander Forbes                                     4,629,170      6,701,275
 Aspen Pharmacare Holdings                            2,415,353      4,236,091
 Impala Platinum Holdings                                50,049      3,406,750
 Nampak                                               1,899,338      3,890,827
 Network Healthcare Holdings                          6,130,141      4,362,149
 Sappi                                                  262,236      3,537,948
 Sasol                                                  599,269      8,993,880
 Steinhoff International
   Holdings                                           7,220,730      8,978,876
                                                                   -----------
                                                                    57,062,315
                                                                   -----------
 TAIWAN - 8.11%
 Asustek Computer                                     2,617,375      5,594,029
 China Steel GDR                                        277,887      4,895,535
 Chunghwa Telecom ADR                                   679,403     11,332,442
 Pihsiang Machinery
   Manufacturing                                      2,040,000      4,605,659
 President Chain Store                                3,099,676      5,505,144
                                                                   -----------
                                                                    31,932,809
                                                                   -----------

                                                         Number   Market Value
                                                      of Shares       (U.S. $)
------------------------------------------------------------------------------
 THAILAND - 1.92%
 Thai Union Frozen Products                           9,035,875     $5,329,834
 Thai Union Frozen Products
   NVDR                                               3,881,325      2,231,204
                                                                    ----------
                                                                     7,561,038
                                                                    ----------
 UNITED KINGDOM - 1.17%
+Vedanta Resources                                      855,492      4,623,322
                                                                    ----------
                                                                     4,623,322
                                                                    ----------
------------------------------------------------------------------------------
 TOTAL COMMON STOCK
 (COST $327,466,999)                                               388,991,738
==============================================================================
                                                      Principal
                                                         Amount
                                                       (U.S. $)
------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS- 1.28%
 With BNP Paribas 0.92% 5/3/04
   (dated 4/30/04, to be
   repurchased at $2,617,201
   collateralized by $192,000
   U.S. Treasury Notes 7.25% due
   5/15/04, market value
   $198,876, $1,307,000 U.S.
   Treasury Bills due 7/29/04,
   market value $1,304,150,
   $499,000 U.S. Treasury Bills
   due 9/16/04, market value
   $497,001, $194,000 U.S.
   Treasury Notes 7.50% due
   2/15/05, market value
   $205,871, $405,000 U.S.
   Treasury Notes 9.375% due
   2/15/06, market value
   $464,191)                                         $2,617,000      2,617,000
 With UBS Warburg 0.92% 5/3/04
   (dated 4/30/04, to be
   repurchased at $2,421,186
   collateralized by $504,000
   U.S. Treasury Notes 7.50% due
   2/15/05, market value
   $514,678, $1,314,000 U.S.
   Treasury Notes 6.50% due
   5/15/05, market value
   $1,417,887, $484,000 U.S.
   Treasury Notes 5.625% due
   5/15/08, market value
   $538,605)                                          2,421,000      2,421,000
                                                                     ---------


                           2004 Semiannual Report o Delaware Pooled Trust   49

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $5,038,000)                                                    $5,038,000
================================================================================
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.08%
(COST $332,504,999)                                                 394,029,738
================================================================================
--------------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (0.08%)                                                 (303,439)
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 33,105,316
 SHARES OUTSTANDING;
 EQUIVALENT TO $11.89
 PER SHARE - 100.00%                                               $393,726,299
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                               $317,551,668
Undistributed net investment income*                                     83,457
Accumulated net realized gain on investments                         14,298,098
Net unrealized appreciation of investments
  and foreign currencies                                             61,793,076
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $393,726,299
================================================================================

 +Non-income producing security for the period ended April 30, 2004. ++Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note #12 in "Notes to Financial Statements".
 *Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
**Securities have been classified by country of origin. Classification by type of business has been presented in Note #15 to the Financial Statements. ^Securities listed and traded on the Hong Kong Stock Exchange.

  ADR - American Depositary Receipts
  GDR - Global Depositary Receipts
  NVDR - Non-Voting Depositary Receipts

See accompanying notes

DELAWARE POOLED TRUST-
THE GLOBAL FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
 BONDS - 97.53%
 AUSTRALIA - 3.91%
 New South Wales Treasury
   8.00% 3/1/08                                AUD   1,800,000    $  1,385,275
+Queensland Treasury
   6.00% 6/14/11                               AUD   11,200,000      7,934,899
                                                                  ------------
                                                                     9,320,174
                                                                  ------------
 AUSTRIA - 9.56%
 Oesterreich Kontrollbank
   1.80% 3/22/10                               JPY  850,000,000      8,153,468
  +5.25% 4/25/08                               EUR    2,659,000      3,424,363
 Republic of Austria
  +4.50% 9/28/05                               JPY  400,000,000      3,846,387
   5.50% 10/20/07                              EUR    5,700,000      7,382,491
                                                                  ------------
                                                                    22,806,709
                                                                  ------------
 BELGIUM - 4.13%
 Kingdom of Belgium
   5.75% 9/28/10                               EUR    7,400,000      9,866,740
                                                                  ------------
                                                                     9,866,740
                                                                  ------------
 CANADA - 1.61%
+Canada Government
   0.70% 3/20/06                               JPY  420,000,000      3,840,746
                                                                  ------------
                                                                     3,840,746
                                                                  ------------
 FINLAND - 4.20%
 Republic of Finland
   5.75% 2/23/11                               EUR    7,500,000     10,030,355
                                                                  ------------
                                                                    10,030,355
                                                                  ------------
 FRANCE - 4.83%
 Government of France
   4.00% 10/25/09                              EUR    8,900,000     10,911,570
   5.00% 7/12/05                               EUR      500,000        618,553
                                                                  ------------
                                                                    11,530,123
                                                                  ------------
 GERMANY - 10.74%
 Deutschland Republic
   4.75% 7/4/28                                EUR    5,800,000      6,836,034
   5.00% 7/4/11                                EUR    9,500,000     12,198,208
   6.00% 1/4/07                                EUR    2,000,000      2,593,961
 Kredit Fuer Wiederaufbau
   5.25% 7/4/12                                EUR    3,100,000      4,015,481
                                                                  ------------
                                                                    25,643,684
                                                                  ------------


50   Delaware Pooled Trust o 2004 Semiannual Report

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
 ITALY - 4.92%
 Republic of Italy
   0.375% 10/10/06                           JPY    400,000,000   $  3,627,787
  +3.75% 6/8/05                              JPY    700,000,000      6,592,325
   3.80% 3/27/08                             JPY    150,000,000      1,527,001
                                                                  ------------
                                                                    11,747,113
                                                                  ------------
 NETHERLANDS - 4.45%
 Netherlands Government
   5.75% 2/15/07                             EUR      2,000,000      2,585,373
   7.50% 1/15/23                             EUR      5,000,000      8,044,398
                                                                  ------------
                                                                    10,629,771
                                                                  ------------
 NORWAY - 2.39%
 A/S Eksportfinans
   1.80% 6/21/10                             JPY    600,000,000      5,695,974
                                                                  ------------
                                                                     5,695,974
                                                                  ------------
 POLAND - 8.71%
 Poland Government
   5.00% 10/24/13                            PLZ     58,000,000     12,312,708
   5.75% 6/24/08                             PLZ     15,000,000      3,521,802
   6.00% 11/24/09                            PLZ     13,500,000      3,156,647
   8.50% 11/12/06                            PLZ      7,000,000      1,791,967
                                                                  ------------
                                                                    20,783,124
                                                                  ------------
 SPAIN - 4.59%
 Kingdom of Spain
  +3.10% 9/20/06                             JPY   1,050,000,00     10,133,235
   4.625% 7/22/04                            JPY     90,000,000        823,502
                                                                  ------------
                                                                    10,956,737
                                                                  ------------
 SUPRANATIONAL - 14.45%
 European Investment Bank
   2.125% 9/20/07                            JPY    300,000,000      2,864,605
   5.00% 4/15/08                             EUR      6,000,000      7,654,453
 Inter-American
   Development Bank
   5.50% 3/30/10                             EUR      6,980,000      9,175,135
 International Bank
   Reconstruction &
   Development
   2.00% 2/18/08                             JPY   1,550,000,00     14,780,051
                                                                  ------------
                                                                    34,474,244
                                                                  ------------

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
 SWEDEN - 11.68%
 Swedish Government
   Series 1041
   6.75% 5/5/14                                SEK   71,600,000  $  10,951,363
   Series 1043
   5.00% 1/28/09                               SEK   42,000,000      5,759,681
   Series 1044
   3.50% 4/20/06                               SEK    5,000,000        661,951
   Series 1046
   5.50% 10/8/12                               SEK   75,000,000     10,511,751
                                                                 -------------
                                                                    27,884,746
                                                                 -------------
 UNITED KINGDOM - 0.54%
#SL Finance
   6.375% 7/12/22                              EUR    1,000,000      1,296,761
                                                                 -------------
                                                                     1,296,761
                                                                 -------------
 UNITED STATES - 6.82%
 KFW International Finance
   1.00% 12/20/04                              JPY  665,000,000      6,059,650
 U.S. Treasury Notes
   3.625% 5/15/13                              USD    4,500,000      4,247,582
   4.375% 5/15/07                              USD    5,000,000      5,215,430
#Zurich Finance
   5.75% 10/2/23                               EUR      600,000        745,832
                                                                 -------------
                                                                    16,268,494
                                                                 -------------
------------------------------------------------------------------------------
 TOTAL BONDS
 (COST $219,987,463)                                               232,775,495
==============================================================================


                           2004 Semiannual Report o Delaware Pooled Trust   51

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.39%
With BNP Paribas 0.92%
  5/3/04 (dated 4/30/04, to be
  repurchased at $479,037,
  collateralized by $35,000 U.S.
  Treasury Notes 7.25% due
  5/15/04, market value $36,396,
  $239,000 U.S. Treasury Bills
  due 7/29/04, market value
  $238,671, $91,000 U.S.
  Treasury Bills due 9/16/04,
  market value $90,956, $36,000
  U.S. Treasury Notes 7.50% due
  2/15/05, market value $37,676,
  and $74,000 U.S. Treasury
  Notes 9.375% due 2/15/06,
  market value $84,951)                        USD      479,000       $479,000
With UBS Warburg 0.92%
  5/3/04 (dated 4/30/04, to be
  repurchased at $443,034,
  collateralized by $89,000 U.S.
  Treasury Notes 7.50% due
  2/15/05, market value $94,191,
  $240,000 U.S. Treasury Notes
  6.50% due 5/15/05,market value
  $259,486, and $89,000 U.S.
  Treasury Notes 5.625% due
  5/15/08, market value $98,570)               USD      443,000        443,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $922,000)                                                        922,000
==============================================================================
------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
LENDING COLLATERAL - 97.92% (COST $220,909,463)                    233,697,495
==============================================================================

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL## - 12.24%
Short-Term Investments
Abbey National
  1.19% 10/15/04                               USD      513,120    $   529,064
ABN AMRO Bank Chicago
   1.08% 6/7/04                                USD      780,246        780,246
ABN AMRO Bank Tokyo
  1.10% 7/20/04                                USD      557,321        557,333
American Express Centurion
  1.04% 5/14/04                                USD    1,114,662      1,114,666
ASIF Global Funding
  1.06% 5/10/04                                USD      335,285        335,551
Bank of America
  1.03% 5/28/04                                USD    1,114,666      1,114,666
Barclays London
  1.10% 8/19/04                                USD      847,211        847,189
Bayerische Landesbank
  1.164% 8/30/04                               USD      445,679        445,728
CDC IXIS
  1.485% 11/12/04                              USD      891,007        891,733
Citibank
   .06% 7/06/04                                USD      891,740        891,733
Credit Suisse First
  Boston
  1.60% 12/13/04                               USD      890,656        891,733
Deutsche Bank
  Financial
  1.132% 2/22/05                               USD      223,190        223,372
Deutsche Bank
  Financial London
  1.04% 5/24/04                                USD    1,114,662      1,114,666
Dexia Bank
  1.03% 5/20/04                                USD      512,864        512,864
Fortis Bank
  1.10% 7/26/04                                USD    1,122,107      1,122,586
General Electric Capital
  1.117% 2/3/05                                USD      334,930        335,288
  1.132% 5/14/04                               USD      490,627        490,666
  1.132% 10/4/04                               USD      334,418        334,721
Goldman Sachs Group
  1.14% 7/20/04                                USD      891,645        891,733
  1.243% 12/8/04                               USD      523,893        523,893
ING Bank Geneva
  1.10% 9/30/04                                USD      892,127        891,733
ING Bank Singapore
  1.06% 6/03/04                                USD      557,325        557,333
Marsh and McLennan
  1.291% 6/15/04                               USD      568,421        572,071
Merrill Lynch
  Mortgage Capital
  1.073% 5/03/04                               USD    3,882,766      3,882,766


52   Delaware Pooled Trust o 2004 Semiannual Report

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
Merrill Lynch Mortgage
  Capital
  1.163% 7/12/04                               USD      891,733     $  891,733
Morgan Stanley
  1.22% 5/31/05                                USD      222,547        222,933
Rabobank
  1.075% 3/2/05                                USD    1,114,665      1,114,385
Royal Bank of
  Scotland
  1.06% 7/2/04                                 USD    1,115,045      1,115,014
Societe Generale
  1.148% 12/8/04                               USD      891,510        891,565
Societe Generale
  Singapore
  1.06% 6/03/04                                USD      557,325        557,333
Svenska Stockholm
  1.10% 8/9/04                                 USD    1,114,713      1,114,666
Union Bank of
  Switzerland
  1.13% 12/20/04                               USD    1,116,592      1,114,666
Wachovia Bank
  1.127% 11/15/04                              USD      891,965        892,305
Wells Fargo Bank
  1.03% 5/19/04                                USD    1,449,065      1,449,066
------------------------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(COST $29,217,000)                                                  29,217,000
==============================================================================





--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES
(COST $250,126,463) - 110.16%                                      262,914,495++
================================================================================
--------------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL - (12.24%)##                                          (29,217,000)
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.08%                                         4,959,764
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 21,133,041
  SHARES OUTSTANDING;
  EQUIVALENT TO $11.29
  PER SHARE - 100.00%                                             $238,657,259
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                              $223,981,463
Undistributed net investment income**                                6,434,050
Accumulated net realized loss on investments                        (4,424,052)
Net unrealized appreciation of investments
  and foreign currencies                                            12,665,798
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                  $238,657,259
================================================================================

 *Principal amount is stated in the currency in which each bond is denominated.
  AUD - Australian Dollar
  EUR - European Monetary Unit
  JPY - Japanese Yen
  PLZ - Polish Zloty
  SEK - Swedish Krona
  USD - U.S. Dollar

 +Fully or partially on loan.
**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
 #Variable Rate Notes - the interest rate shown is the rate as of April 30,
  2004.
##See Note 11 in "Notes to Financial Statements".
++Includes $ 26,987,609 of securities loaned.

     See accompanying notes

                             2004 Semiannual Report o Delaware Pooled Trust   53

DELAWARE POOLED TRUST-
THE INTERNATIONAL FIXED INCOME PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2004 (UNAUDITED)

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
BONDS - 96.29%
AUSTRALIA - 3.80%
New South Wales Treasury
  8.00% 3/1/08                                 AUD      300,000    $   230,879
Queensland Treasury
  6.00% 6/14/11                                AUD    3,000,000      2,125,420
                                                                   -----------
                                                                     2,356,299
                                                                   -----------
AUSTRIA - 8.66%
Oesterreich Kontrollbank
  1.80% 3/22/10                                JPY  115,000,000      1,103,116
  5.25% 4/25/08                                EUR    1,000,000      1,287,839
Republic of Austria
  5.25% 1/4/11                                 EUR    1,100,000      1,431,320
  5.50% 10/20/07                               EUR    1,200,000      1,554,209
                                                                   -----------
                                                                     5,376,484
                                                                   -----------
BELGIUM - 2.36%
Kingdom of Belgium
  5.75% 9/28/10                                EUR    1,100,000      1,466,678
                                                                   -----------
                                                                     1,466,678
                                                                   -----------
CANADA - 1.47%
Canada Government
  0.70% 3/20/06                                JPY  100,000,000        914,463
                                                                   -----------
                                                                       914,463
                                                                   -----------
FINLAND - 1.65%
Finnish Government
  5.00% 4/25/09                                EUR      800,000      1,026,919
                                                                   -----------
                                                                     1,026,919
                                                                   -----------
FRANCE - 2.47%
Government of France
  4.00% 10/25/09                               EUR    1,250,000      1,532,524
                                                                   -----------
                                                                     1,532,524
                                                                   -----------

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
GERMANY - 16.18%
Deutschland Republic
  5.00% 7/4/11                                 EUR    2,050,000    $ 2,632,244
  6.50% 10/14/05                               EUR      800,000      1,015,155
  6.50% 7/4/27                                 EUR    1,500,000      2,209,040
Kredit Fuer Wiederaufbau
  1.85% 9/20/10                                JPY  250,000,000      2,395,005
  5.00% 7/4/11                                 EUR    1,400,000      1,790,253
                                                                   -----------
                                                                    10,041,697
                                                                   -----------
GREECE - 4.70%
Hellenic Republic
  4.60% 5/20/13                                EUR    1,600,000      1,970,718
  6.30% 1/29/09                                EUR      700,000        943,551
                                                                   -----------
                                                                     2,914,269
                                                                   -----------
ITALY - 4.44%
Republic of Italy
  0.375% 10/10/06                              JPY  200,000,000      1,813,893
  3.75% 6/8/05                                 JPY  100,000,000        941,761
                                                                   -----------
                                                                     2,755,654
                                                                   -----------
NETHERLANDS - 4.74%
Netherlands Government
  5.75% 2/15/07                                EUR      500,000        646,343
  7.50% 1/15/23                                EUR      800,000      1,287,104
PBI Finance
  5.75% 3/19/09                                EUR    1,500,000      1,004,892
                                                                   -----------
                                                                     2,938,339
                                                                   -----------
POLAND - 8.45%
Poland Government
  5.00% 10/24/13                               PLZ   15,600,000      3,311,695
  5.75% 6/24/08                                PLZ    3,000,000        704,360
  6.00% 11/24/09                               PLZ    2,300,000        537,799
  8.50% 11/12/06                               PLZ    2,700,000        691,187
                                                                   -----------
                                                                     5,245,041
                                                                   -----------
SPAIN - 8.61%
Kingdom of Spain
  3.10% 9/20/06                                JPY  440,000,000      4,246,308
  4.625% 7/22/04                               JPY  120,000,000      1,098,003
                                                                   -----------
                                                                     5,344,311
                                                                   -----------


54   Delaware Pooled Trust o 2004 Semiannual Report

                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
SUPRANATIONAL - 11.54%
European Investment Bank
  0.875% 11/8/04                               JPY  100,000,000    $   910,048
  2.125% 9/20/07                               JPY   40,000,000        381,947
Inter-American
  Development Bank
  5.50% 3/30/10                                EUR    2,200,000      2,891,877
International Bank
  for Reconstruction &
  Development
  2.00% 2/18/08                                JPY  312,000,000      2,975,082
                                                                   -----------
                                                                     7,158,954
                                                                   -----------
SWEDEN - 11.61%
Swedish Government
  3.50% 4/20/06                                SEK      500,000         66,195
  5.00% 1/28/09                                SEK   11,000,000      1,508,488
  5.50% 10/8/12                                SEK   20,000,000      2,803,134
  6.75% 5/5/14                                 SEK   18,500,000      2,829,611
                                                                   -----------
                                                                     7,207,428
                                                                   -----------
UNITED KINGDOM - 0.52%
SL Finance
  6.375% 7/12/22                               EUR      250,000        324,190
                                                                   -----------
                                                                       324,190
                                                                   -----------
UNITED STATES - 5.09%
Fannie Mae Global
  2.125% 10/9/07                               JPY  310,000,000      2,969,620
Zurich Finance
  5.75% 10/2/23                                EUR      150,000        186,458
                                                                   -----------
                                                                     3,156,078
                                                                   -----------
------------------------------------------------------------------------------
TOTAL BONDS (COST $57,211,597)                                      59,759,328
==============================================================================


                                                      Principal   Market Value
                                                        Amount*       (U.S. $)
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.45%
With BNP Paribas 0.92%
  5/3/04 (dated 4/30/04, to be
  repurchased at $466,036
  collateralized by $35,000 U.S.
  Treasury Notes 7.25% due
  5/15/04, market value $35,409,
  $233,000 U.S. Treasury Bills
  due 7/29/04, market value
  $232,200, $89,000 U.S.
  Treasury Bills due 9/16/04,
  market value $88,489, $34,000
  U.S. Treasury Notes 7.50% due
  2/15/05, market value $36,655,
  $72,000 U.S. Treasury Notes
  9.375% due 2/15/06, market
  value $82,648)                               USD      466,000       $466,000

With UBS Warburg 0.92% 5/3/04
  (dated 4/30/04, to be
  repurchased at $431,033
  collateralized by $86,000 U.S.
  Treasury Notes 7.50% due
  2/15/05, market value $91,637,
  $234,000 U.S. Treasury Notes
  6.50% due 5/15/05, market
  value $252,450, $86,000 U.S.
  Treasury Notes 5.625% due
  5/15/08, market value $95,897)               USD      431,000        431,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $897,000)                                                        897,000
==============================================================================



                           2004 Semiannual Report o Delaware Pooled Trust   55

--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 97.74%
(COST $58,108,597)                                                  $60,656,328
================================================================================
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 2.26%                                          1,401,147
================================================================================
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO 5,549,000
  SHARES OUTSTANDING;
  EQUIVALENT TO $11.18
  PER SHARE - 100.00%                                               $62,057,475
================================================================================
--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
--------------------------------------------------------------------------------
Shares of beneficial interest
  (unlimited authorization - no par)                                $60,509,436
Undistributed net investment income**                                   805,672
Accumulated net realized loss on investments                         (1,782,223)
Net unrealized appreciation of investments
  and foreign currencies                                              2,524,590
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $62,057,475
================================================================================

 *Principal amount is stated in the currency in which each bond is denominated.

  AUD - Australian Dollar
  EUR - European Monetary Unit
  JPY - Japanese Yen
  PLZ - Polish Zloty
  SEK - Swedish Krona
  USD - U.S. Dollar

**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.


  See accompanying notes



56   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)


                                                          The                The                The
                                                       Large-Cap         High-Yield            Global
                                                     Growth Equity          Bond            Fixed Income
                                                       Portfolio          Portfolio           Portfolio
----------------------------------------------------------------------------------------------------------
ASSETS:
Investments at market                                  $1,132,334         $5,271,417         $233,697,495
Cash and foreign currencies                                   448                  -                    -
Dividends and interest receivable                             940             66,142            4,858,229
Receivable for securities sold                             94,694            259,076            9,943,420
Due from DMC                                                1,541                  -                    -
DSC Receivable                                                  -              1,500                    -
                                                      ---------------------------------------------------
Total assets                                            1,229,957          5,598,135          248,499,144
                                                      ---------------------------------------------------
LIABILITIES:
Payable for securities purchased                          121,500             94,388              772,140
Cash overdraft and foreign currencies                           -                913            8,876,253
Liquidations payable                                            -          2,005,309                    -
Mark to market on foreign currency contracts                    -                  -               12,697
Management fee payable                                          -                  -               71,431
Other accrued expenses                                        510              5,425              109,364
                                                      ---------------------------------------------------
Total liabilities                                         122,010          2,106,035            9,841,885
                                                      ---------------------------------------------------

Total net assets                                       $1,107,947         $3,492,100         $238,657,259
                                                      ---------------------------------------------------

Investments at cost                                    $1,130,261         $5,246,827         $220,909,463
                                                      ===================================================

See accompanying notes



                             2004 Semiannual Report o Delaware Pooled Trust   57

DELAWARE POOLED TRUST
STATEMENTS OF OPERATIONS
(UNAUDITED)

                                                                               Six Months        Six Months        Six Months
                                                                                 Ended             Ended             Ended
                                                                                4/30/04           4/30/04           4/30/04
                                                                             ------------------------------------------------------
                                                                                  The               The               The
                                                                               Large-Cap         Small-Cap           All-Cap
                                                                              Value Equity      Value Equity      Growth Equity
                                                                               Portfolio         Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                      $  341,889        $  15,096           $ 19,052
Interest                                                                            1,942              477              1,485
Foreign tax withheld                                                                    -                -                  -
                                                                               ----------------------------------------------------
                                                                                  343,831           15,573             20,537
                                                                               ----------------------------------------------------
EXPENSES:
Management fees                                                                    80,250           14,092             25,815
Accounting and administration expenses                                              5,493              706              1,288
Reports and statements to shareholders                                              4,400              511                807
Registration fees                                                                  18,504              216              5,845
Legal and professional fees                                                         2,718              323                924
Dividend disbursing and transfer agent fees and expenses                            7,488              199                357
Custodian fees                                                                      3,358              323                766
Trustees' fees                                                                      1,027              185                314
Other                                                                               5,304              109                203
                                                                               ----------------------------------------------------
                                                                                  128,542           16,664             36,319
Less expenses absorbed or waived                                                  (28,076)             (64)            (5,671)
Less expenses paid indirectly                                                        (563)             (50)               (69)
                                                                               ----------------------------------------------------

Total expenses                                                                     99,903           16,550             30,579
                                                                               ----------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                      243,928             (977)           (10,042)
                                                                               ----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) on:
Investments                                                                     4,882,631          373,748            320,694
Futures contracts                                                                       -                -                  -
Options written                                                                         -                -                  -
Swap agreements                                                                         -                -                  -
                                                                               ----------------------------------------------------
Net realized gain (loss)                                                        4,882,631          373,748            320,694
Net change in unrealized appreciation/depreciation
   of investments                                                              (2,325,367)        (160,000)          (172,489)
                                                                               ----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                          2,557,264          213,748            148,205
                                                                               ----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             $2,801,192         $212,771           $138,163
                                                                               ====================================================


*Commencement of operations

See accompanying notes

58   Delaware Pooled Trust o 2004 Semiannual Report



  Six Months       Six Months       Six Months         12/1/03*           Six Months          Six Months
    Ended            Ended            Ended              to                Ended                Ended
   4/30/04          4/30/04          4/30/04           4/30/04             4/30/04             4/30/04
-----------------------------------------------------------------------------------------------------------------
     The              The              The               The             Real Estate            The
  Large-Cap         Mid-Cap         Small-Cap          Small-Cap         Investment         Intermediate
Growth Equity    Growth Equity    Growth Equity     Growth II Equity        Trust           Fixed Income
  Portfolio        Portfolio        Portfolio         Portfolio          Portfolio II         Portfolio
------------------------------------------------------------------------------------------------------------------
   $4,771        $  43,401       $  202,303         $   4,747           $  504,625          $    1,630
      210            3,524           27,616               205                5,663             272,735
        -                -                -               (13)                   -                   -
------------------------------------------------------------------------------------------------------------------
    4,981           46,925          229,919             4,939              510,288             274,365
------------------------------------------------------------------------------------------------------------------

    3,723           60,102          418,739             6,351              156,640              27,789
      215            2,995           20,508               334                7,814               2,578
      195              300            3,050               184                4,450                 522
    9,000            9,000            7,769             4,989               13,430               3,858
      130              150            8,589               187                5,575                 495
       62              919            5,757                85                2,665                 883
      339              490            2,894             1,156                3,587               2,530
      174              162            1,600               166                1,800                 273
      110              577            3,811               199                2,258                 223
------------------------------------------------------------------------------------------------------------------
   13,948           74,695          472,717            13,651              198,219              39,151
   (9,345)            (626)               -            (5,845)             (19,476)             (9,240)
      (12)            (289)          (1,165)              (16)                (475)               (140)
------------------------------------------------------------------------------------------------------------------

    4,591           73,780          471,552             7,790              178,268              29,771
------------------------------------------------------------------------------------------------------------------

      390          (26,855)        (241,633)           (2,851)             332,020             244,594
------------------------------------------------------------------------------------------------------------------




  104,768          883,837        3,548,160           (15,867)           1,571,678             157,743
        -                -                -                 -                    -             (68,416)
        -                -                -                 -                    -               1,148
        -                -                -                 -                    -                (847)
------------------------------------------------------------------------------------------------------------------
  104,768          883,837        3,548,160           (15,867)           1,571,678              89,628

  (99,637)        (657,333)       3,424,874            (6,895)            (366,305)            (93,505)
------------------------------------------------------------------------------------------------------------------

    5,131          226,504        6,973,034           (22,762)           1,205,373              (3,877)
------------------------------------------------------------------------------------------------------------------


   $5,521         $199,649       $6,731,401          $(25,613)          $1,537,393            $240,717
==================================================================================================================


                             2004 Semiannual Report o Delaware Pooled Trust   59

DELAWARE POOLED TRUST
STATEMENTS OF OPERATIONS
(UNAUDITED) CONTINUED


                                                                     Six Months     Six Months      Six Months       Six Months
                                                                       Ended          Ended           Ended            Ended
                                                                      4/30/04        4/30/04         4/30/04          4/30/04
                                                                 ------------------------------------------------------------------
                                                                        The            The             The              The
                                                                    High-Yield      Core Plus        Global        International
                                                                       Bond       Fixed Income       Equity            Equity
                                                                     Portfolio      Portfolio       Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                           $    4,914     $    7,705       $  70,202        $15,882,665
Interest                                                               236,329        241,293             208            174,262
Securities lending income                                                    -              -               -            140,346
Foreign tax withheld                                                         -              -          (4,813)        (1,382,629)
                                                                   ----------------------------------------------------------------
                                                                       241,243        248,998          65,597         14,814,644
                                                                   ----------------------------------------------------------------
EXPENSES:
Management fees                                                         12,052         25,569          13,989          3,007,946
Accounting and administration expenses                                   1,029          2,232             700            149,797
Reports and statements to shareholders                                   1,442          2,165             220             33,173
Registration fees                                                        5,549          5,471           3,552             13,450
Legal and professional fees                                                560            901             320             35,568
Dividend disbursing and transfer agent fees and expenses                   268            682             342             41,810
Custodian fees                                                           3,765         13,324           1,025            177,620
Trustees' fees                                                             172            567             215              8,112
Distribution expense Class P                                                 -              -               -                 14
Other                                                                      812            372             156             21,144
                                                                   ----------------------------------------------------------------
                                                                        25,649         51,283          20,519          3,488,634
Less expenses absorbed or waived                                        (9,781)       (21,233)         (2,566)                 -
Less expenses paid indirectly                                              (54)          (406)            (37)            (8,054)
                                                                   ----------------------------------------------------------------

Total expenses                                                          15,814         29,644          17,916          3,480,580
                                                                   ----------------------------------------------------------------

NET INVESTMENT INCOME                                                  225,429        219,354          47,681         11,334,064
                                                                   ----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments                                                            286,752        174,585          44,735          3,733,250
Futures contracts                                                            -         23,996               -                  -
Options written                                                              -           (354)              -                  -
Swap agreements                                                              -         (2,393)              -                  -
Foreign currencies                                                        (224)             -         (34,947)        (1,672,012)
                                                                   ----------------------------------------------------------------
Net realized gain (loss)                                               286,528        195,834           9,788          2,061,238
Net change in unrealized appreciation/depreciation
   of investments and foreign currencies                              (148,899)      (248,382)        242,417         60,443,859
                                                                   ----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCIES                                  137,629        (52,548)        252,205         62,505,097
                                                                   ----------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $363,058       $166,806        $299,886        $73,839,161
                                                                   ================================================================

See accompanying notes

60   Delaware Pooled Trust o 2004 Semiannual Report



     Six Months           Six Months         Six Months         Six Months        Six Months        Six Months
       Ended                Ended              Ended              Ended             Ended              Ended
      4/30/04              4/30/04            4/30/04            4/30/04           4/30/04            4/30/04
-----------------------------------------------------------------------------------------------------------------
                                                 The               The               The                The
    Labor Select         International      International       Emerging         Global Fixed      International
International Equity   Large-Cap Equity       Small-Cap          Markets            Income         Fixed Income
     Portfolio             Portfolio          Portfolio         Portfolio          Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------
$  5,213,864            $ 59,991             $  40,259       $  5,840,356       $         -       $          -
      44,458                 156                   226             38,126         3,849,558            894,453
      42,167                   -                     -                  -            16,634                  -
    (503,990)             (5,156)               (3,196)          (218,982)                -                  -
------------------------------------------------------------------------------------------------------------------
   4,796,499              54,991                37,289          5,659,500         3,866,192            894,453
------------------------------------------------------------------------------------------------------------------

     883,836              12,190                19,455          1,799,484           574,027            141,451
      44,266                 651                   732             67,124            42,924             10,415
      19,000                 764                   836             13,000            21,499              1,977
      15,500                 673                   458              9,900             4,100              3,427
      26,027                 412                   260              8,800            14,750              4,077
      16,236                 173                   200              6,526            12,115              3,043
      54,021               1,044                 2,418             83,123            74,778              9,949
       7,250                 280                   229              2,774             5,123                825
           -                   -                     -                  -                 -                  -
      11,455                 504                   155                310            33,120              2,173
------------------------------------------------------------------------------------------------------------------
   1,077,591              16,691                24,743          1,991,041           782,436            177,337
           -              (1,051)               (1,343)                 -           (90,713)            (6,988)
      (2,367)                (33)                  (39)            (3,614)           (2,305)              (568)
------------------------------------------------------------------------------------------------------------------

   1,075,224              15,607                23,361          1,987,427           689,418            169,781
------------------------------------------------------------------------------------------------------------------

   3,721,275              39,384                13,928          3,672,073         3,176,774            724,672
------------------------------------------------------------------------------------------------------------------




   1,990,427             (64,114)              200,281         28,617,292           748,223          1,178,813
           -                   -                     -                  -                 -                  -
           -                   -                     -                  -                 -                  -
           -                   -                     -                  -                 -                  -
    (842,797)             (9,488)              (18,573)           (29,885)        2,802,726              1,951
------------------------------------------------------------------------------------------------------------------
   1,147,630             (73,602)              181,708         28,587,407         3,550,949          1,180,764

  14,453,632             375,339               194,734          5,562,356        (1,464,148)          (787,938)
------------------------------------------------------------------------------------------------------------------


  15,601,262             301,737               376,442         34,149,763         2,086,801            392,826
------------------------------------------------------------------------------------------------------------------


 $19,322,537            $341,121              $390,370        $37,821,836       $ 5,263,575         $1,117,498
==================================================================================================================

                             2004 Semiannual Report o Delaware Pooled Trust   61

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Six Months          Year            Six Months
                                                                                 Ended             Ended             Ended
                                                                                4/30/04           10/31/03           4/30/04
                                                                              (Unaudited)                         (Unaudited)
                                                                             ------------------------------------------------------
                                                                                  The               The               The
                                                                               Large-Cap         Large-Cap         Small-Cap
                                                                              Value Equity      Value Equity      Value Equity
                                                                               Portfolio         Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                                                $   243,928      $     804,309        $      (977)
Net realized gain (loss) on investments                                       4,882,631         (4,236,442)           373,748
Net change in unrealized appreciation /
   depreciation of investments                                               (2,325,367)        10,296,237           (160,000)
                                                                           --------------------------------------------------------
Net increase in net assets resulting from operations                          2,801,192          6,864,104            212,771
                                                                           --------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (489,523)          (813,961)           (10,262)
Net realized gain on investments                                                      -                  -           (235,193)
                                                                           --------------------------------------------------------
                                                                               (489,523)          (813,961)          (245,455)
                                                                           --------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                        26,041          1,633,980                  -
Net asset value of shares issued upon reinvestment
   of dividends and distributions                                               477,006            799,945            245,455
                                                                           --------------------------------------------------------
                                                                                503,047          2,433,925            245,455
Cost of shares repurchased                                                  (20,968,342)       (19,142,724)                 -
                                                                           --------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                                       (20,465,295)       (16,708,799)           245,455
                                                                           --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                       (18,153,626)       (10,658,656)           212,771

NET ASSETS:
Beginning of period                                                          38,565,785         49,224,441          3,496,970
                                                                           --------------------------------------------------------
End of period                                                               $20,412,159       $ 38,565,785        $ 3,709,741
                                                                           ========================================================
Undistributed net investment income (loss)                                  $    27,033       $    272,628        $    (2,888)
                                                                           ========================================================


See accompanying notes




62   Delaware Pooled Trust o 2004 Semiannual Report



       Year               Six Months           Year             Six Months          Year            Six Months
       Ended                Ended              Ended              Ended             Ended             Ended
      10/31/03             4/30/04            10/31/03           4/30/04           10/31/03          4/30/04
                         (Unaudited)                           (Unaudited)                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                             The                 The
        The                All-Cap             All-Cap             The               The                The
     Small-Cap             Growth              Growth           Large-Cap         Large-Cap           Mid-Cap
    Value Equity           Equity              Equity         Growth Equity     Growth Equity       Growth Equity
     Portfolio            Portfolio           Portfolio         Portfolio          Portfolio         Portfolio
------------------------------------------------------------------------------------------------------------------

  $   10,714             $  (10,042)       $  (19,176)        $     390       $    2,105          $   (26,855)
     236,108                320,694          (210,548)          104,768         (147,015)             883,837

     708,042               (172,489)        2,510,926           (99,637)         316,125             (657,333)
------------------------------------------------------------------------------------------------------------------
     954,864                138,163         2,281,202             5,521          171,215              199,649
------------------------------------------------------------------------------------------------------------------


     (13,853)                     -                 -            (1,185)          (1,184)                   -
    (136,704)                     -                 -                 -                -                    -
------------------------------------------------------------------------------------------------------------------
    (150,557)                     -                 -            (1,185)          (1,184)                   -
------------------------------------------------------------------------------------------------------------------


           -                      -         1,300,000                 -                -            3,094,416

     150,557                      -                 -             1,185            1,184                    -
------------------------------------------------------------------------------------------------------------------
     150,557                      -         1,300,000             1,185            1,184            3,094,416
           -                      -        (5,281,113)                -                -             (176,448)
------------------------------------------------------------------------------------------------------------------

     150,557                      -        (3,981,113)            1,185            1,184            2,917,968
------------------------------------------------------------------------------------------------------------------

     954,864                138,163        (1,699,911)            5,521          171,215            3,117,617


   2,542,106              6,610,553         8,310,464         1,102,426          931,211           13,938,388
------------------------------------------------------------------------------------------------------------------
  $3,496,970             $6,748,716        $6,610,553        $1,107,947       $1,102,426          $17,056,005
==================================================================================================================
  $    8,351             $  (10,042)       $        -        $      258       $    1,053          $   (26,855)
==================================================================================================================





2004 Semiannual Report o Delaware Pooled Trust   63

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS  CONTINUED

                                                                               Year             Six Months          Year
                                                                               Ended              Ended             Ended
                                                                              10/31/03           4/30/04           10/31/03
                                                                                               (Unaudited)
                                                                             ------------------------------------------------------

                                                                                The                The                The
                                                                              Mid-Cap           Small-Cap          Small-Cap
                                                                           Growth Equity      Growth Equity       Growth Equity
                                                                             Portfolio          Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)                                              $   (26,668)      $   (241,633)         $  (221,552)
Net realized gain (loss) on investments                                       105,409          3,548,160           (1,338,387)
Net change in unrealized appreciation /
   depreciation of investments                                              1,856,201          3,424,874           19,113,006
                                                                          ---------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                                1,934,942          6,731,401           17,553,067
                                                                          ---------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                               -                  -                    -
Net realized gain on investments                                                    -                  -                    -
                                                                          ---------------------------------------------------------
                                                                                    -                  -                    -
                                                                          ---------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                   9,873,461         26,730,208           38,606,384
Net asset value of shares issued upon reinvestment
   of dividends and distributions                                                   -                  -                    -
                                                                          ---------------------------------------------------------
                                                                            9,873,461         26,730,208           38,606,384
Cost of shares repurchased                                                   (198,847)        (4,427,438)          (5,095,506)
                                                                          ---------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                                       9,674,614         22,302,770           33,510,878
                                                                          ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                      11,609,556         29,034,171           51,063,945

NET ASSETS:
Beginning of period                                                         2,328,832         94,167,648           43,103,703
                                                                          ---------------------------------------------------------
End of period                                                             $13,938,388       $123,201,819          $94,167,648
                                                                          =========================================================
Undistributed net investment income (loss)                                $         -       $   (241,633)         $         -
                                                                          =========================================================


*Commencement of operations

See accompanying notes



64   Delaware Pooled Trust o 2004 Semiannual Report



      12/1/03*            Six Months            Year            Six Months          Year            Six Months
         to                 Ended               Ended             Ended             Ended             Ended
      4/30/04              4/30/04            10/31/03           4/30/04           10/31/03          4/30/04
    (Unaudited)          (Unaudited)                           (Unaudited)                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                             The                 The
        The              Real Estate         Real Estate           The               The                The
     Small-Cap            Investment         Investment        Intermediate      Intermediate       High-Yield
   Growth II Equity         Trust               Trust          Fixed Income      Fixed Income          Bond
      Portfolio          Portfolio II        Portfolio II       Portfolio         Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------

 $   (2,851)            $   332,020         $ 1,551,351        $   244,594       $   118,092        $  225,429
    (15,867)              1,571,678           1,662,738             89,628           224,601           286,528

     (6,895)               (366,305)          5,535,411            (93,505)         (111,567)         (148,899)
------------------------------------------------------------------------------------------------------------------

    (25,613)              1,537,393           8,749,500            240,717           231,126           363,058
------------------------------------------------------------------------------------------------------------------


          -              (1,693,822)           (878,132)          (308,870)         (139,570)         (257,865)
          -                (963,878)                  -                  -                 -                 -
------------------------------------------------------------------------------------------------------------------
          -              (2,657,700)           (878,132)          (308,870)         (139,570)         (257,865)
------------------------------------------------------------------------------------------------------------------


  2,000,008               3,786,542          17,293,883         13,723,469           262,990                 -

          -               1,906,189             841,976            284,517            92,369           257,865
------------------------------------------------------------------------------------------------------------------
  2,000,008               5,692,731          18,135,859         14,007,986           355,359           257,865
          -              (2,953,542)        (11,790,862)           (67,000)       (4,347,749)       (2,000,000)
------------------------------------------------------------------------------------------------------------------

  2,000,008               2,739,189           6,344,997         13,940,986        (3,992,390)       (1,742,135)
------------------------------------------------------------------------------------------------------------------

  1,974,395               1,618,882          14,216,365         13,872,833        (3,900,834)       (1,636,942)


          -              38,289,796          24,073,431          2,293,599         6,194,433         5,129,042
------------------------------------------------------------------------------------------------------------------
 $1,974,395             $39,908,678         $38,289,796        $16,166,432       $ 2,293,599        $3,492,100
==================================================================================================================
 $   (2,851)            $   (77,791)        $ 1,284,011        $         5       $         2        $   21,423
==================================================================================================================






                             2004 Semiannual Report o Delaware Pooled Trust   65

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS  CONTINUED

                                                                               Year             Six Months          Year
                                                                               Ended              Ended             Ended
                                                                              10/31/03           4/30/04           10/31/03
                                                                                               (Unaudited)
                                                                             ------------------------------------------------------

                                                                                The                The                The
                                                                            High-Yield          Core Plus          Core Plus
                                                                               Bond           Fixed Income        Fixed Income
                                                                             Portfolio          Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                      $  480,558        $   219,354        $   292,740
Net realized gain (loss) on investments
   and foreign currencies                                                     391,848            195,834            287,698
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies                         509,613           (248,382)            85,250
                                                                         ----------------------------------------------------------
Net increase in net assets resulting from operations                        1,382,019            166,806            665,688
                                                                         ----------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Original Class                                                               (429,855)          (328,531)          (122,060)
Class P                                                                             -                  -                  -
Net realized gain on investments
Original Class                                                                      -           (261,120)           (50,568)
Class P                                                                             -                  -                  -
                                                                         ----------------------------------------------------------
                                                                             (429,855)          (589,651)          (172,628)
                                                                         ----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Original Class                                                                      -          6,827,603            137,347
Net asset value of shares issued upon reinvestment
   of dividends and distributions
Original Class                                                                429,855            589,651            172,628
Class P                                                                             -                  -                  -
                                                                         ----------------------------------------------------------
                                                                              429,855          7,417,254            309,975
Cost of shares repurchased
Original Class                                                                      -           (100,000)        (1,137,500)
                                                                         ----------------------------------------------------------
Increase (decrease) in net assets derived from capital
   share transactions                                                         429,855          7,317,254           (827,525)
                                                                         ----------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                       1,382,019          6,894,409           (334,465)

NET ASSETS:
Beginning of period                                                         3,747,023          7,371,728          7,706,193
                                                                         ----------------------------------------------------------
End of period                                                              $5,129,042        $14,266,137         $7,371,728
                                                                         ==========================================================
Undistributed net investment income                                        $   33,587        $   175,617         $  273,583
                                                                         ==========================================================


See accompanying notes



66   Delaware Pooled Trust o 2004 Semiannual Report



     Six Months             Year             Six Months           Year           Six Months           Year
       Ended                Ended              Ended              Ended            Ended              Ended
      4/30/04             10/31/03            4/30/04           10/31/03          4/30/04           10/31/03
    (Unaudited)                              (Unaudited)                        (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                                                    The                The
        The                 The                 The                The          Labor Select       Labor Select
       Global              Global          International      International     International      International
       Equity              Equity             Equity             Equity            Equity             Equity
     Portfolio            Portfolio          Portfolio          Portfolio         Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------

   $   47,681         $     77,238         $11,334,064        $ 14,268,889     $  3,721,275        $  3,828,115

        9,788             (183,658)          2,061,238         (12,416,993)       1,147,630           2,214,581

      242,417              821,736          60,443,859         127,326,737       14,453,632          34,131,458
------------------------------------------------------------------------------------------------------------------
      299,886              715,316          73,839,161         129,178,633       19,322,537          40,174,154
------------------------------------------------------------------------------------------------------------------



      (76,279)             (60,148)        (15,718,640)         (9,250,781)      (3,566,526)         (2,405,605)
            -                    -                (256)               (185)               -                   -

            -                    -                   -          (2,212,930)      (2,336,212)           (195,450)
            -                    -                   -                 (49)               -                   -
------------------------------------------------------------------------------------------------------------------
      (76,279)            (60,148)         (15,718,896)        (11,463,945)      (5,902,738)         (2,601,055)
------------------------------------------------------------------------------------------------------------------



            -                    -         281,771,654         157,046,487      112,739,214          66,990,202


       76,279               60,148          13,407,124          10,648,745        5,902,738           2,601,055
            -                    -                 256                 234                -                   -
------------------------------------------------------------------------------------------------------------------
       76,279               60,148         295,179,034         167,695,466      118,641,952          69,591,257

            -                    -         (77,367,913)        (46,648,633)      (2,677,530)         (3,580,000)
------------------------------------------------------------------------------------------------------------------

       76,279               60,148         217,811,121         121,046,833      115,964,422          66,011,257
------------------------------------------------------------------------------------------------------------------

      299,886              715,316         275,931,386         238,761,521      129,384,221         103,584,356


    3,434,483            2,719,167         650,175,262         411,413,741      192,432,595          88,848,239
------------------------------------------------------------------------------------------------------------------
   $3,734,369           $3,434,483        $926,106,648        $650,175,262     $321,816,816        $192,432,595
==================================================================================================================
   $   15,733           $   79,278        $  7,106,404        $ 13,163,248     $  1,641,420        $  2,329,468
==================================================================================================================




                             2004 Semiannual Report o Delaware Pooled Trust   67

DELAWARE POOLED TRUST
STATEMENTS OF CHANGES IN NET ASSETS  CONTINUED


                                                                               Six Months          Year            Six Months
                                                                                 Ended             Ended             Ended
                                                                                4/30/04           10/31/03           4/30/04
                                                                              (Unaudited)                         (Unaudited)
                                                                            -------------------------------------------------------
                                                                                  The                The
                                                                             International      International           The
                                                                               Large-Cap          Large-Cap        International
                                                                                Equity             Equity            Small-Cap
                                                                               Portfolio          Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                                       $   39,384           $   74,097         $   13,928
Net realized gain (loss) on investments
   and foreign currencies                                                      (73,602)            (190,308)           181,708
Net change in unrealized appreciation /
   depreciation of investments and foreign currencies                          375,339              739,743            194,734
                                                                           --------------------------------------------------------
Net increase in net assets resulting from operations                           341,121              623,532            390,370
                                                                           --------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                          (78,481)             (47,764)           (63,083)
Net realized gain on investments                                                     -              (58,871)                 -
                                                                           --------------------------------------------------------
                                                                               (78,481)            (106,635)           (63,083)
                                                                           --------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                                            -                    -                  -
Purchase reimbursement fees                                                          -                    -                  -
Net asset value of shares issued upon reinvestment
   of dividends and distributions                                               78,481              106,635             63,083
                                                                           --------------------------------------------------------
                                                                                78,481              106,635             63,083
                                                                           --------------------------------------------------------
Cost of shares repurchased                                                           -                    -                  -
Redemption reimbursement fees                                                        -                    -                  -
                                                                           --------------------------------------------------------
                                                                                     -                    -                  -
Increase (decrease) in net assets derived from capital
   share transactions                                                           78,481              106,635             63,083
                                                                           --------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                          341,121              623,532            390,370

NET ASSETS:
Beginning of period                                                          2,950,893            2,327,361          3,612,818
                                                                           --------------------------------------------------------
End of period                                                               $3,292,014           $2,950,893         $4,003,188
                                                                           ========================================================
Undistributed net investment income (loss)                                  $   19,200           $   67,785         $   (7,551)
                                                                           ========================================================




See accompanying notes






68   Delaware Pooled Trust o 2004 Semiannual Report



       Year               Six Months           Year             Six Months          Year            Six Months         Year
       Ended                Ended              Ended              Ended             Ended             Ended            Ended
      10/31/03             4/30/04            10/31/03           4/30/04           10/31/03          4/30/04          10/31/03
                         (Unaudited)                           (Unaudited)                         (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------

        The                  The                The               The               The                The               The
    International          Emerging           Emerging           Global            Global         International      International
     Small-Cap             Markets            Markets         Fixed Income      Fixed Income      Fixed Income       Fixed Income
     Portfolio            Portfolio          Portfolio          Portfolio         Portfolio         Portfolio          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

 $    56,257           $  3,672,073        $  3,939,439      $  3,176,774      $  8,506,179       $   724,672        $ 1,276,282

    (225,448)            28,587,407           8,035,228         3,550,949        46,926,688         1,180,764          6,357,790

   1,283,206              5,562,356          70,836,909        (1,464,148)       (1,896,021)         (787,938)           888,906
-----------------------------------------------------------------------------------------------------------------------------------
   1,114,015             37,821,836          82,811,576         5,263,575        53,536,846         1,117,498          8,522,978
-----------------------------------------------------------------------------------------------------------------------------------


     (58,294)            (6,674,678)         (4,305,462)      (43,809,605)      (11,470,835)       (6,074,914)        (1,961,475)
           -                      -                   -                 -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------------
     (58,294)            (6,674,678)         (4,305,462)      (43,809,605)      (11,470,835)       (6,074,914)        (1,961,475)
-----------------------------------------------------------------------------------------------------------------------------------


           -            127,873,095         100,528,800        53,091,243        30,206,079        13,100,280         17,463,137
           -                959,048             753,966                 -                 -                 -                  -

      58,294              6,674,678           4,294,915        29,765,822         8,998,289         5,945,033          1,260,434
-----------------------------------------------------------------------------------------------------------------------------------
      58,294            135,506,821         105,577,681        82,857,065        39,204,368        19,045,313         18,723,571
-----------------------------------------------------------------------------------------------------------------------------------
           -            (29,299,017)        (42,810,206)      (14,008,038)     (152,853,759)         (314,660)       (18,935,227)
           -                203,243             321,077                 -                 -                 -                  -
-----------------------------------------------------------------------------------------------------------------------------------
           -            (29,095,774)        (42,489,129)      (14,008,038)     (152,853,759)         (314,660)       (18,935,227)

      58,294            106,411,047          63,088,552        68,849,027      (113,649,391)       18,730,653           (211,656)
-----------------------------------------------------------------------------------------------------------------------------------

   1,114,015            137,558,205         141,594,666        30,302,997       (71,583,380)       13,773,237          6,349,847


   2,498,803            256,168,094         114,573,428       208,354,262       279,937,642        48,284,238         41,934,391
-----------------------------------------------------------------------------------------------------------------------------------
 $ 3,612,818           $393,726,299        $256,168,094      $238,657,259      $208,354,262       $62,057,475        $48,284,238
===================================================================================================================================
 $    60,177           $     83,457        $  3,115,947      $  6,434,050      $ 43,135,752       $   805,672        $ 5,848,324
===================================================================================================================================






                             2004 Semiannual Report o Delaware Pooled Trust   69

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:



                                                            Six Months
                                                              Ended        Year        Year         Year        Year         Year
                                                            4/30/04(1)     Ended       Ended        Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.920     $12.600      $13.950     $15.370      $16.260     $17.780

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                       0.131       0.268        0.239       0.247        0.267       0.311
Net realized and unrealized gain (loss)
   on investments                                               0.965       2.294       (1.334)     (1.364)       0.592       0.629
                                                              ---------------------------------------------------------------------
Total from investment operations                                1.096       2.562       (1.095)     (1.117)       0.859       0.940
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.206)     (0.242)      (0.255)     (0.303)      (0.310)     (0.320)
Net realized gain on investments                                    -           -            -           -       (1.439)     (2.140)
                                                              ---------------------------------------------------------------------
Total dividends and distributions                              (0.206)     (0.242)      (0.255)     (0.303)      (1.749)     (2.460)
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $15.810     $14.920      $12.600     $13.950      $15.370     $16.260
                                                              =====================================================================

Total return (3)                                                7.39%      20.60%       (8.05%)     (7.35%)       6.42%       5.43%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $20,412     $38,566      $49,224     $60,788      $82,882    $141,410
Ratio of expenses to average net assets                         0.68%       0.63%        0.62%       0.67%        0.68%       0.64%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     0.88%       0.85%        0.69%       0.84%        0.75%       0.64%
Ratio of net investment income to
   average net assets                                           1.67%       2.01%        1.66%       1.61%        1.89%       1.84%
Ratio of net investment income to
   average net assets prior
   to expense limitation and expenses
   paid indirectly                                              1.47%       1.79%        1.59%       1.44%        1.82%       1.84%
Portfolio turnover                                                82%         68%          95%        113%          56%         96%


-------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2004 and the years ended October 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes





70   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE SMALL-CAP VALUE EQUITY PORTFOLIO


                                                            Six Months
                                                              Ended        Year        Year         Year        Year      3/29/99(2)
                                                            4/30/04(1)     Ended       Ended        Ended       Ended         to
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/0     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.610      $9.730      $10.050      $9.230       $8.650      $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                (0.003)      0.039        0.057       0.089        0.106       0.063
Net realized and unrealized gain
   on investments                                               0.738       3.417        0.225       0.830        0.779       0.087
                                                              ---------------------------------------------------------------------
Total from investment operations                                0.735       3.456        0.282       0.919        0.885       0.150
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.037)     (0.053)      (0.087)     (0.099)      (0.085)          -
Net realized gain on investments                               (0.848)     (0.523)      (0.515)          -       (0.220)          -
                                                              ---------------------------------------------------------------------
Total dividends and distributions                              (0.885)     (0.576)      (0.602)     (0.099)      (0.305)          -
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $12.460     $12.610       $9.730     $10.050       $9.230      $8.650
                                                              =====================================================================

Total return (4)                                                6.03%      37.52%        2.55%      10.05%       10.72%       1.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,710      $3,497       $2,542      $2,479       $2,254      $2,035
Ratio of expenses to average net assets (5)                     0.88%       0.89%        0.89%       0.89%        0.89%       0.89%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     0.88%       1.00%        1.01%       0.95%        1.24%       1.24%
Ratio of net investment income (loss) to
   average net assets                                          (0.05%)      0.37%        0.53%       0.88%        1.23%       1.16%
Ratio of net investment income (loss) to
   average net assets prior
   to expense limitation and expenses
   paid indirectly                                             (0.05%)      0.26%        0.41%       0.82%        0.88%       0.80%
Portfolio turnover                                                46%         42%          47%         72%          90%         37%



------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2004 and the years ended October 31, 2003, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.

See accompanying notes




                             2004 Semiannual Report o Delaware Pooled Trust   71

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE ALL-CAP GROWTH EQUITY PORTFOLIO


                                                              Six Months
                                                                Ended       Year        Year         Year      3/31/00(2)
                                                              4/30/04(1)    Ended       Ended        Ended        to
                                                             (Unaudited)  10/31/03    10/31/02     10/31/01    10/31/00
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $4.870      $3.640       $4.680      $8.770       $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (3)                                        (0.007)     (0.010)      (0.016)     (0.013)      (0.005)
Net realized and unrealized gain (loss)
   on investments                                               0.107       1.240       (1.024)     (4.077)       0.275
                                                               --------------------------------------------------------
Total from investment operations                                0.100       1.230       (1.040)     (4.090)       0.270
                                                               --------------------------------------------------------

Net asset value, end of period                                 $4.970      $4.870       $3.640      $4.680       $8.770
                                                               ========================================================
Total return (4)                                                2.05%      33.79%      (22.22%)    (46.64%)       3.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,749      $6,611       $8,310      $9,222      $13,139
Ratio of expenses to average net assets (5)                     0.89%       0.89%        0.89%       0.89%        0.89%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.05%       1.02%        1.00%       0.93%        1.10%
Ratio of net investment loss to average net assets             (0.29%)     (0.25%)      (0.36%)     (0.22%)      (0.09%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly          (0.45%)     (0.38%)      (0.47%)     (0.26%)      (0.30%)
Portfolio turnover                                               108%         90%         130%        147%         138%


--------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.90%.


See accompanying notes




72   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE LARGE-CAP GROWTH EQUITY PORTFOLIO

                                                             Six Months
                                                               Ended       Year         Year         Year
                                                            4/30/04 (1)    Ended        Ended        Ended
                                                            (Unaudited)   10/31/03     10/31/02    10/31/01(2)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $4.650      $3.930       $5.080      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                       0.002       0.009        0.004       0.034
Net realized and unrealized gain (loss) on investments          0.023       0.716       (1.132)     (3.438)
                                                               -------------------------------------------
Total from investment operations                                0.025       0.725       (1.128)     (3.404)
                                                               -------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.005)     (0.005)      (0.022)     (0.016)
                                                               -------------------------------------------
Total dividends and distributions                              (0.005)     (0.005)      (0.022)     (0.016)
                                                               -------------------------------------------

Net asset value, end of period                                 $4.670      $4.650       $3.930      $5.080
                                                               ===========================================

Total return (4)                                                0.54%      18.47%      (22.33%)    (40.11%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,108      $1,102         $931      $1,199
Ratio of expenses to average net assets (5)                     0.80%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      2.43%       1.59%        2.16%       2.59%
Ratio of net investment income to average net assets            0.07%       0.21%        0.08%       0.53%
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly          (1.56%)     (0.58%)      (1.28%)     (1.26%)
Portfolio turnover                                               220%         94%         142%         68%



--------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The Large-Cap Growth Equity Portfolio commenced operations on October 31, 2000.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.82%.

See accompanying notes



                             2004 Semiannual Report o Delaware Pooled Trust   73

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE MID-CAP GROWTH EQUITY PORTFOLIO


                                                             Six Months
                                                               Ended       Year         Year        Year         Year        Year
                                                             4/30/04(1)    Ended        Ended       Ended        Ended       Ended
                                                            (Unaudited)   10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $3.230      $2.450       $2.760     $12.390       $8.740      $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (2)                                        (0.006)     (0.012)      (0.008)     (0.005)      (0.061)     (0.026)
Net realized and unrealized gain (loss)
   on investments                                               0.086       0.792       (0.302)     (3.196)       4.523       3.076
                                                               --------------------------------------------------------------------
Total from investment operations                                0.080       0.780       (0.310)     (3.201)       4.462       3.050
                                                               --------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                               -           -            -           -            -      (0.010)
Net realized gain on investments                                    -           -            -      (6.260)      (0.812)     (1.760)
In excess of net realized gain on investments                       -           -            -      (0.169)           -           -
                                                               --------------------------------------------------------------------
Total dividends and distributions                                   -           -            -      (6.429)      (0.812)     (1.770)
                                                               --------------------------------------------------------------------

Net asset value, end of period                                 $3.310      $3.230       $2.450      $2.760      $12.390      $8.740
                                                               ====================================================================

Total return (3)                                                2.48%      31.84%      (11.23%)    (41.66%)      53.86%      48.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $17,056     $13,938       $2,329      $2,655       $6,506      $6,949
Ratio of expenses to average net assets                         0.92%       0.93%        0.93%       0.94%        0.92%       0.93%
Ratio of expenses to average net assets prior
   to expense limitation and expenses
   paid indirectly                                              0.93%       1.03%        1.41%       1.28%        1.04%       1.04%
Ratio of net investment loss to
   average net assets                                          (0.33%)     (0.41%)      (0.29%)     (0.12%)      (0.52%)     (0.34%)
Ratio of net investment loss to average net
   assets prior to expense limitation and
   expenses paid indirectly                                    (0.34%)     (0.51%)      (0.77%)     (0.46%)      (0.64%)     (0.46%)
Portfolio turnover                                               135%        111%         112%        133%         137%        129%


------------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes




74   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE SMALL-CAP GROWTH EQUITY PORTFOLIO


                                                             Six Months
                                                               Ended       Year        Year         Year        Year         Year
                                                             4/30/04(1)    Ended       Ended        Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.390     $10.130      $11.240     $18.950      $14.190      $9.400

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)                               (0.031)     (0.042)      (0.047)     (0.034)      (0.028)      0.004
Net realized and unrealized gain (loss)
   on investments                                               0.981       3.302       (1.063)     (7.676)       6.358       4.811
                                                              ---------------------------------------------------------------------
Total from investment operations                                0.950       3.260       (1.110)     (7.710)       6.330       4.815
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                               -           -            -           -            -      (0.025)
Net realized gain on investments                                    -           -            -           -       (1.570)          -
                                                              ---------------------------------------------------------------------
Total dividends and distributions                                   -           -            -           -       (1.570)     (0.025)
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $14.340     $13.390      $10.130     $11.240      $18.950     $14.190
                                                              =====================================================================

Total return (3)                                                7.10%      32.18%       (9.88%)    (40.69%)      47.57%      51.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $123,202     $94,168      $43,104     $35,572      $37,645      $6,181
Ratio of expenses to average net assets                         0.85%       0.87%        0.88%       0.89%        0.85%       0.89%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.85%       0.88%        0.90%       0.92%        0.87%       1.19%
Ratio of net investment income (loss) to
   average net assets                                          (0.43%)     (0.37%)      (0.41%)     (0.26%)      (0.15%)      0.03%
Ratio of net investment loss to
   average net assets prior to expense
   limitation and expenses paid indirectly                     (0.43%)     (0.38%)      (0.43%)     (0.29%)      (0.17%)     (0.28%)
Portfolio turnover                                                61%         47%          46%         67%          70%         92%



-----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2004 and the years ended October 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                             2004 Semiannual Report o Delaware Pooled Trust   75

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout the period was as follows:


THE SMALL-CAP GROWTH II EQUITY PORTFOLIO

                                                             12/1/03(1)
                                                                to
                                                              4/30/04
                                                            (Unaudited)
--------------------------------------------------------------------------
Net asset value, beginning of period                           $8.500

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss (2)                                        (0.012)
Net realized and unrealized loss on investments                (0.098)
                                                               ------
Total from investment operations                               (0.110)
                                                               ------

Net asset value, end of period                                 $8.390
                                                               ======

Total return (3)                                               (1.29%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $1,974
Ratio of expenses to average net assets                         0.92%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              1.61%
Ratio of net investment loss to
   average net assets                                          (0.34%)
Ratio of net investment loss to
   average net assets prior to expense
   limitation and expenses paid indirectly                     (1.03%)
Portfolio turnover                                                70%


-----------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes




76   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II


                                                             Six Months
                                                               Ended       Year        Year         Year        Year         Year
                                                             4/30/04(1)    Ended       Ended        Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $21.890     $17.320      $16.800     $15.680      $13.190     $14.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                       0.181       0.914        0.765       0.845        0.592       0.687
Net realized and unrealized gain (loss)
   on investments                                               0.740       4.288        0.428       0.866        2.606      (0.957)
                                                              ---------------------------------------------------------------------
Total from investment operations                                0.921       5.202        1.193       1.711        3.198      (0.270)
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.963)     (0.632)      (0.673)     (0.591)      (0.708)     (0.770)
Net realized gain on investments                               (0.548)          -            -           -            -           -
                                                              ---------------------------------------------------------------------
Total dividends and distributions                              (1.511)     (0.632)      (0.673)     (0.591)      (0.708)     (0.770)
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $21.300     $21.890      $17.320     $16.800      $15.680     $13.190
                                                              =====================================================================

Total return (3)                                                4.11%      31.00%        7.16%      11.07%       25.78%      (2.08%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $39,909     $38,290      $24,073      $9,990       $2,161      $4,452
Ratio of expenses to average net assets                         0.85%       0.85%        0.86%       0.85%        0.86%       0.86%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.95%       0.89%        0.93%       0.90%        1.45%       1.48%
Ratio of net investment income to average
   net assets                                                   1.59%       4.80%        4.15%       5.00%        4.27%       4.52%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                                 1.49%       4.76%        4.08%       4.95%        3.68%       3.90%
Portfolio turnover                                                37%         69%          61%         65%          32%         39%



----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2004 and the years ended October 31, 2003, 2002, 2001 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes





                             2004 Semiannual Report o Delaware Pooled Trust   77

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERMEDIATE FIXED INCOME PORTFOLIO


                                                             Six Months
                                                               Ended       Year         Year        Year        Year         Year
                                                             4/30/04(1)    Ended        Ended       Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02(2)  10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.270     $10.040      $10.210      $9.570       $9.540     $10.180

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.178       0.380        0.484       0.606        0.613       0.604
Net realized and unrealized gain (loss)
   on investments                                              (0.002)      0.296       (0.138)      0.640        0.030      (0.480)
                                                              ---------------------------------------------------------------------
Total from investment operations                                0.176       0.676        0.346       1.246        0.643       0.124
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.226)     (0.446)      (0.516)     (0.606)      (0.613)     (0.604)
Net realized gain on investments                                    -           -            -           -            -      (0.160)
                                                              ---------------------------------------------------------------------
Total dividends and distributions                              (0.226)     (0.446)      (0.516)     (0.606)      (0.613)     (0.764)
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $10.220     $10.270      $10.040     $10.210       $9.570      $9.540
                                                              =====================================================================

Total return (3)                                                1.70%       6.83%        3.54%      13.36%        7.01%       1.26%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $16,166      $2,294       $6,194      $6,432       $7,995     $17,170
Ratio of expenses to average net assets                         0.43%       0.43%        0.53%       0.50%        0.53%       0.54%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.56%       0.98%        0.68%       0.55%        0.59%       0.77%
Ratio of net investment income to average
   net assets                                                   3.52%       3.71%        4.84%       6.06%        6.46%       6.10%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                                 3.39%       3.16%        4.69%       6.01%        6.40%       5.86%
Portfolio turnover                                               383%        436%         381%        243%         125%        148%


----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.032, an increase in net realized and unrealized gain (loss) per share of $0.032, and a decrease in the ratio of net investment income to average net assets of 0.32%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes




78   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE HIGH-YIELD BOND PORTFOLIO


                                                             Six Months
                                                               Ended       Year         Year        Year        Year         Year
                                                             4/30/04(1)    Ended        Ended       Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02(2)  10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $7.260      $5.840       $6.680      $8.120       $8.830     $10.070

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                       0.311       0.712        0.652       0.749        0.868       1.080
Net realized and unrealized gain (loss)
   on investments                                               0.197       1.348       (0.772)     (1.097)      (0.488)     (1.140)
                                                               --------------------------------------------------------------------
Total from investment operations                                0.508       2.060       (0.120)     (0.348)       0.380      (0.060)
                                                               --------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.358)     (0.640)      (0.720)     (1.092)      (1.090)     (1.000)
Net realized gain on investments                                    -           -            -           -            -      (0.180)
                                                               --------------------------------------------------------------------
Total dividends and distributions                              (0.358)     (0.640)      (0.720)     (1.092)      (1.090)     (1.180)
                                                               --------------------------------------------------------------------

Net asset value, end of period                                 $7.410      $7.260       $5.840      $6.680       $8.120      $8.830
                                                               ====================================================================

Total return (4)                                                7.10%      36.87%       (2.23%)     (4.71%)       4.02%      (1.05%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,492      $5,129       $3,747      $3,278       $1,888      $9,720
Ratio of expenses to average net assets (5)                     0.59%       0.59%        0.59%       0.59%        0.59%       0.59%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.96%       0.96%        0.88%       0.79%        1.08%       0.78%
Ratio of net investment income to average
   net assets                                                   8.41%      10.64%       10.15%      10.37%        9.97%       9.25%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                                 8.04%      10.27%        9.86%      10.17%        9.48%       9.06%
Portfolio turnover                                               466%        597%         553%        830%         140%        455%


--------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a increase in net investment income per share of $0.005, a decrease in net realized and unrealized gain (loss) per share of $0.005, and an increase in the ratio of net investment income to average net assets of 0.08%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information for the six months ended April 30, 2004 and the years ended October 31, 2003, 2002, 2001 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.
(5) Ratio for the year ended October 31, 2001 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.61%.

See accompanying notes





                             2004 Semiannual Report o Delaware Pooled Trust   79

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE CORE PLUS FIXED INCOME PORTFOLIO


                                                             Six Months
                                                               Ended       Year       6/28/02(2)
                                                             4/30/04(1)    Ended          to
                                                            (Unaudited)   10/31/03     10/31/02
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $9.380      $8.800       $8.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (3)                                       0.165       0.351        0.109
Net realized and unrealized gain on investments                 0.046       0.427        0.191
                                                              --------------------------------
Total from investment operations                                0.211       0.778        0.300
                                                              --------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.424)     (0.140)           -
Net realized gain on investments                               (0.337)     (0.058)           -
                                                              --------------------------------
Total dividends and distributions                              (0.761)     (0.198)           -
                                                              --------------------------------

Net asset value, end of period                                 $8.830      $9.380       $8.800
                                                              ================================

Total return (4)                                                2.31%       9.01%        3.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,266      $7,372       $7,706
Ratio of expenses to average net assets                         0.50%       0.50%        0.57%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      0.86%       0.89%        2.20%
Ratio of net investment income to average net assets            3.69%       3.86%        3.62%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           3.33%       3.47%        1.99%
Portfolio turnover                                               686%        569%         847%



------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and porfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes




80   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE GLOBAL EQUITY PORTFOLIO


                                                            Six Months
                                                              Ended        Year        Year         Year        Year         Year
                                                            4/30/04(1)     Ended       Ended        Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.370      $6.780       $7.500      $8.560       $9.020      $8.720

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                       0.114       0.189        0.138       0.174        0.147       0.167
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           0.612       1.551       (0.741)     (0.992)      (0.199)      0.433
                                                               --------------------------------------------------------------------
Total from investment operations                                0.726       1.740       (0.603)     (0.818)      (0.052)      0.600
                                                               --------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.186)     (0.150)      (0.117)     (0.188)      (0.194)     (0.190)
Net realized gain on investments                                    -           -            -      (0.054)      (0.214)     (0.110)
                                                               --------------------------------------------------------------------
Total dividends and distributions                              (0.186)     (0.150)      (0.117)     (0.242)      (0.408)     (0.300)
                                                               --------------------------------------------------------------------

Net asset value, end of period                                 $8.910      $8.370       $6.780      $7.500       $8.560      $9.020
                                                               ====================================================================

Total return (3)                                                8.73%      26.26%       (8.21%)     (9.87%)      (0.81%)      7.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,734      $3,434       $2,719      $2,962       $3,287      $3,309
Ratio of expenses to average net assets                         0.96%       0.96%        0.96%       0.96%        0.96%       0.96%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              1.10%       1.21%        1.08%       1.09%        1.30%       1.89%
Ratio of net investment income to average
   net assets                                                   2.56%       2.60%        1.82%       2.08%        1.69%       1.82%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     2.42%       2.35%        1.70%       1.95%        1.35%       0.89%
Portfolio turnover                                                27%         30%          26%         24%          34%         31%


--------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.40% purchase reimbursement fee and a 0.30% redemption reimbursement fee and these fees are not reflected in the returns shown above. The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes





                             2004 Semiannual Report o Delaware Pooled Trust   81

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL EQUITY PORTFOLIO ORIGINAL CLASS


                                                             Six Months
                                                               Ended       Year        Year         Year        Year         Year
                                                             4/30/04(1)    Ended       Ended        Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.750     $11.800      $12.580     $17.640      $17.410     $15.870

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                       0.226       0.370        0.261       0.335        0.379       0.329
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           1.430       2.896       (0.743)     (1.498)       0.216       1.596
                                                              ---------------------------------------------------------------------
Total from investment operations                                1.656       3.266       (0.482)     (1.163)       0.595       1.925
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.336)     (0.255)      (0.298)     (0.539)      (0.235)     (0.385)
Net realized gain on investments                                    -      (0.061)           -      (3.302)      (0.130)          -
In excess of net realized gain on investments                       -           -            -      (0.056)           -           -
                                                              ---------------------------------------------------------------------
Total dividends and distributions                              (0.336)     (0.316)      (0.298)     (3.897)      (0.365)     (0.385)
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $16.070     $14.750      $11.800     $12.580      $17.640     $17.410
                                                              =====================================================================

Total return (3)                                               11.31%      28.50%       (4.02%)     (9.31%)       3.35%      12.31%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $926,093    $650,163     $411,404    $409,295     $545,667    $820,644
Ratio of expenses to average net assets                         0.87%       0.90%        0.91%       0.95%        0.90%       0.89%
Ratio of net investment income to average
   net assets                                                   2.82%       2.93%        2.01%       2.32%        2.11%       1.91%
Portfolio turnover                                                13%          6%          10%         13%          19%          6%


------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes





82   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL EQUITY PORTFOLIO CLASS P

                                                             Six Months
                                                               Ended       Year         Year
                                                             4/30/04(1)    Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02(2)
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.730     $11.780      $12.710

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                       0.210       0.345        0.235
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                     1.430       2.896       (0.872)
                                                              --------------------------------
Total from investment operations                                1.640       3.241       (0.637)
                                                              --------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.310)     (0.230)      (0.293)
Net realized gain on investments                                    -      (0.061)           -
                                                              --------------------------------
Total dividends and distributions                              (0.310)     (0.291)      (0.293)
                                                              --------------------------------

Net asset value, end of period                                $16.060     $14.730      $11.780
                                                              ================================

Total return (4)                                               11.21%      28.26%       (5.19%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                           $14         $12           $9
Ratio of expenses to average net assets                         1.07%       1.10%        1.11%
Ratio of net investment income to average net assets            2.62%       2.73%        1.81%
Portfolio turnover                                                13%          6%          10%


---------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The International Equity Portfolio Class P commenced operations on November 1, 2001.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes







                             2004 Semiannual Report o Delaware Pooled Trust   83

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE LABOR SELECT INTERNATIONAL EQUITY PORTFOLIO


                                                             Six Months
                                                               Ended       Year        Year         Year        Year         Year
                                                             4/30/04(1)    Ended       Ended        Ended       Ended        Ended
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.030     $10.370      $10.980     $13.920      $14.330     $13.320

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                       0.221       0.321        0.233       0.284        0.277       0.305
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           1.190       2.594       (0.463)     (1.311)       0.175       1.057
                                                              ---------------------------------------------------------------------
Total from investment operations                                1.411       2.915       (0.230)     (1.027)       0.452       1.362
                                                              ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.228)     (0.233)      (0.230)     (0.322)      (0.392)     (0.312)
Net realized gain on investments                               (0.153)     (0.022)      (0.150)     (1.591)      (0.470)     (0.040)
                                                              ---------------------------------------------------------------------
Total dividends and distributions                              (0.381)     (0.255)      (0.380)     (1.913)      (0.862)     (0.352)
                                                              ---------------------------------------------------------------------

Net asset value, end of period                                $14.060     $13.030      $10.370     $10.980      $13.920     $14.330
                                                              =====================================================================

Total return (3)                                               10.94%      28.71%       (2.31%)     (8.97%)       3.07%      10.34%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $321,817    $192,433      $88,848     $75,965      $89,814    $113,265
Ratio of expenses to average net assets                         0.91%       0.91%        0.87%       0.95%        0.95%       0.83%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.91%       0.91%        0.87%       0.98%        0.96%       0.83%
Ratio of net investment income to average
   net assets                                                   3.16%       2.83%        2.05%       2.27%        1.96%       2.13%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     3.16%       2.83%        2.05%       2.24%        1.95%       2.13%
Portfolio turnover                                                 7%         10%          12%         15%          20%         12%


--------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes





84   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL LARGE-CAP EQUITY PORTFOLIO


                                                             Six Months
                                                               Ended       Year        Year         Year      12/14/99 (2)
                                                             4/30/04(1)    Ended       Ended        Ended         to
                                                            (Unaudited)   10/31/03    10/31/02     10/31/01    10/31/00
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $7.600      $6.290       $7.010      $8.170       $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                       0.099       0.192        0.127       0.148        0.119
Net realized and unrealized gain (loss) on investments
   and foreign currencies                                       0.763       1.406       (0.635)     (1.167)      (0.439)
                                                               --------------------------------------------------------
Total from investment operations                                0.862       1.598       (0.508)     (1.019)      (0.320)
                                                               --------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.202)     (0.129)      (0.140)     (0.061)      (0.010)
Net realized gain on investments                                    -      (0.159)      (0.072)     (0.080)           -
                                                               --------------------------------------------------------
Total dividends and distributions                              (0.202)     (0.288)      (0.212)     (0.141)      (0.010)
                                                               --------------------------------------------------------

Net asset value, end of period                                 $8.260      $7.600       $6.290      $7.010       $8.170
                                                               ========================================================

Total return (4)                                               11.44%      26.79%       (7.55%)    (12.73%)      (3.78%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,292      $2,951       $2,327      $2,519       $2,886
Ratio of expenses to average net assets                         0.96%       0.96%        0.96%       0.96%        0.96%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                      1.02%       1.04%        1.04%       0.96%        1.38%
Ratio of net investment income to average net assets            2.42%       2.94%        1.80%       1.87%        1.62%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly           2.36%       2.86%        1.72%       1.87%        1.20%
Portfolio turnover                                                13%         10%          10%         10%           6%


-----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.45% purchase reimbursement fee and a 0.35% redemption reimbursement fee and these fees are not reflected in the returns shown above. The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes




                             2004 Semiannual Report o Delaware Pooled Trust   85

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL SMALL-CAP PORTFOLIO

                                                         Six Months
                                                            Ended       Year         Year        Year         Year     7/20/99(2)
                                                         4/30/04(1)     Ended       Ended        Ended       Ended         to
                                                         (Unaudited)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $8.530      $6.040       $7.040      $8.260       $8.650      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                   0.032       0.133        0.150       0.164        0.214       0.039
Net realized and unrealized gain (loss) on
   investments and foreign currencies                       0.887       2.498       (0.854)     (0.565)      (0.478)      0.111
                                                           --------------------------------------------------------------------
Total from investment operations                            0.919       2.631       (0.704)     (0.401)      (0.264)      0.150
                                                           --------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                      (0.149)     (0.141)      (0.150)     (0.215)      (0.030)          -
Net realized gain on investments                                -           -       (0.146)     (0.604)      (0.096)          -
                                                           --------------------------------------------------------------------
Total dividends and distributions                          (0.149)     (0.141)      (0.296)     (0.819)      (0.126)          -
                                                           --------------------------------------------------------------------

Net asset value, end of period                             $9.300      $8.530       $6.040      $7.040       $8.260      $8.650
                                                           ====================================================================

Total return (4)                                           10.90%      44.62%      (10.55%)     (5.77%)      (2.96%)      1.77%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                    $4,003      $3,613       $2,499      $2,793       $2,961      $3,053
Ratio of expenses to average net assets                     1.20%       1.20%        1.19%       1.20%        1.20%       1.25%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                          1.27%       1.32%        1.25%       1.27%        1.36%       1.28%
Ratio of net investment income to average
   net assets                                               0.72%       1.98%        2.15%       2.11%        2.58%       1.55%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                 0.65%       1.86%        2.09%       2.04%        2.42%       1.45%
Portfolio turnover                                            38%         56%          31%         17%          23%         15%

---------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect. The Portfolio also charges a 0.55% purchase reimbursement fee and a 0.45% redemption reimbursement fee and these fees are not reflected in the returns shown above. The Portfolio's returns would have been lower had these fees been deducted.

See accompanying notes













86   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE EMERGING MARKETS PORTFOLIO

                                                            Six Months
                                                              Ended       Year          Year          Year         Year      Year
                                                            4/30/04(1)    Ended        Ended         Ended        Ended      Ended
                                                           (Unaudited)   10/31/03     10/31/02      10/31/01     10/31/00   10/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.670      $6.790       $6.460      $7.010       $7.280      $5.840

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (2)                                       0.122       0.197        0.237       0.237        0.160       0.138
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           1.319       3.854        0.271      (0.679)      (0.385)      1.431
                                                             ----------------------------------------------------------------------
Total from investment operations                                1.441       4.051        0.508      (0.442)      (0.225)      1.569
                                                             ----------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.260)     (0.225)      (0.183)     (0.114)      (0.104)     (0.130)
                                                             ----------------------------------------------------------------------
Total dividends and distributions                              (0.260)     (0.225)      (0.183)     (0.114)      (0.104)     (0.130)
                                                             ----------------------------------------------------------------------

Purchase reimbursement fees (2,3)                               0.032       0.038        0.001       0.004        0.053           -
Redemption reimbursement fees (2,3)                             0.007       0.016        0.004       0.002        0.006       0.001
                                                             ----------------------------------------------------------------------
                                                                0.039       0.054        0.005       0.006        0.059       0.001
                                                             ----------------------------------------------------------------------
Net asset value, end of period                                $11.890     $10.670       $6.790      $6.460       $7.010      $7.280
                                                             ======================================================================

Total return (4)                                               14.00%      62.19%        7.98%      (6.42%)      (2.40%)     27.63%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $393,726    $256,168     $114,573    $113,488     $114,978     $42,794
Ratio of expenses to average net assets                         1.10%       1.23%        1.23%       1.23%        1.17%       1.31%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              1.10%       1.23%        1.23%       1.23%        1.17%       1.35%
Ratio of net investment income to average
   net assets                                                   2.04%       2.42%        3.24%       3.35%        1.93%       2.13%
Ratio of net investment income to average
   net assets prior to expense limitation
   and expenses paid indirectly                                 2.04%       2.42%        3.24%       3.35%        1.93%       2.08%
Portfolio turnover                                                41%         69%          36%         35%          20%         23%

---------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) The Portfolio charges a 0.75% purchase reimbursement fee and a 0.75% redemption reimbursement fee and these fees are not reflected in the returns shown above.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                             2004 Semiannual Report o Delaware Pooled Trust   87

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE GLOBAL FIXED INCOME PORTFOLIO

                                                            Six Months
                                                              Ended        Year         Year         Year        Year        Year
                                                            4/30/04(1)    Ended        Ended        Ended       Ended       Ended
                                                           (Unaudited)   10/31/03    10/31/02(2)   10/31/01    10/31/00   10/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.620     $11.760      $10.210       $8.950     $10.260    $11.060

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                       0.167       0.432        0.461        0.483       0.548      0.606
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           0.343       1.921        1.089        0.777      (1.498)    (0.851)
                                                             ----------------------------------------------------------------------
Total from investment operations                                0.510       2.353        1.550        1.260      (0.950)    (0.245)
                                                             ----------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (2.840)     (0.493)           -            -      (0.114)    (0.433)
In excess of net investment income                                  -           -            -            -      (0.096)         -
Net realized gain on investments                                    -           -            -            -           -     (0.122)
Return of capital                                                   -           -            -            -      (0.150)         -
                                                             ----------------------------------------------------------------------
Total dividends and distributions                              (2.840)     (0.493)           -            -      (0.360)    (0.555)
                                                             ----------------------------------------------------------------------

Net asset value, end of period                                $11.290     $13.620      $11.760      $10.210      $8.950    $10.260
                                                             ======================================================================
Total return (4)                                                3.42%      20.68%       15.18%       14.08%      (9.51%)    (2.33%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $238,657    $208,354     $279,938     $284,830    $389,290   $619,795
Ratio of expenses to average net assets                         0.60%       0.60%        0.60%        0.60%       0.60%      0.60%
Ratio of expenses to average net assets
   prior to expense limitation and expenses
   paid indirectly                                              0.68%       0.65%        0.66%        0.70%       0.71%      0.62%
Ratio of net investment income to average
   net assets                                                   2.76%       3.38%        4.33%        4.98%       5.71%      5.68%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                     2.68%       3.33%        4.27%        4.88%       5.60%      5.66%
Portfolio turnover                                                41%         95%          58%          32%         53%       101%

-----------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.041, an increase in net realized and unrealized gain (loss) per share of $0.041, and a decrease in the ratio of net investment income to average net assets of 0.38%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


88   Delaware Pooled Trust o 2004 Semiannual Report

DELAWARE POOLED TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


THE INTERNATIONAL FIXED INCOME PORTFOLIO

                                                           Six Months
                                                              Ended        Year        Year          Year        Year        Year
                                                            4/30/04(1)    Ended        Ended        Ended        Ended      Ended
                                                           (Unaudited)   10/31/03   10/31/02(2)    10/31/01    10/31/00   10/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $12.250     $10.500       $9.150       $8.110       $9.910    $10.750

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (3)                                      0.150       0.360        0.323        0.427        0.469      0.564
Net realized and unrealized gain (loss) on
   investments and foreign currencies                          0.310       1.881        1.027        0.613       (1.752)    (0.877)
                                                             ---------------------------------------------------------------------
Total from investment operations                               0.460       2.241        1.350        1.040       (1.283)    (0.313)
                                                             ---------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                         (1.530)     (0.491)           -            -       (0.400)    (0.450)
In excess of net investment income                                 -           -            -            -       (0.067)         -
Net realized gain on investments                                   -           -            -            -            -     (0.077)
Return of capital                                                  -           -            -            -       (0.050)         -
                                                             ---------------------------------------------------------------------
Total dividends and distributions                             (1.530)     (0.491)           -            -       (0.517)    (0.527)
                                                             ---------------------------------------------------------------------

Net asset value, end of period                               $11.180     $12.250      $10.500       $9.150       $8.110     $9.910
                                                             =====================================================================

Total return (4)                                               3.54%      22.14%       14.75%       12.82%      (13.54%)    (2.96%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $62,057     $48,284      $41,934      $36,989      $50,389    $89,351
Ratio of expenses to average net assets                        0.60%       0.60%        0.60%        0.60%        0.60%      0.60%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                    0.63%       0.68%        0.67%        0.69%        0.69%      0.64%
Ratio of net investment income to average
   net assets                                                  2.56%       3.13%        3.39%        4.87%        5.26%      5.48%
Ratio of net investment income to average
   net assets prior to expense limitation and
   expenses paid indirectly                                    2.53%       3.05%        3.32%        4.78%        5.17%      5.44%
Portfolio turnover                                               30%        112%          46%          60%          82%       127%

------------------
(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) As required, effective November 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.130, an increase in net realized and unrealized gain (loss) per share of $0.130, and a decrease in the ratio of net investment income to average net assets of 1.36%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                             2004 Semiannual Report o Delaware Pooled Trust   89

DELAWARE POOLED TRUST
NOTES TO FINANCIAL STATEMENTS

April 30, 2004 (Unaudited)


Delaware Pooled Trust (the "Trust") is organized as a Delaware business trust and offers 20 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Small-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The International Large-Cap Equity Portfolio, The International Small-Cap Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (each a "Portfolio" or collectively as the "Portfolios"). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Real Estate Investment Trust, The Real Estate Investment Trust II, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios which are non-diversified. Each Portfolio offers one class of shares except for The International Equity Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee. Please see "16. Subsequent Events" in these Notes to Financial Statements for further information on the Class P Shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Small-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The All-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Mid-Cap Growth Equity Portfolio is to seek maximum long-term capital growth.

The investment objective of The Small-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Small-Cap Growth II Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Intermediate Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The Global Equity Portfolio is to seek long-term growth without undue risk to principal.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The International Large-Cap Equity Portfolio is to seek maximum long-term total return.

The investment objective of The International Small-Cap Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.



90   Delaware Pooled Trust o 2004 Semiannual Report

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation-Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Portfolio is valued. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes-Each Portfolio intends to qualify or continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.


Class Accounting-Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the International Equity Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements-Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions-Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates-The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



                             2004 Semiannual Report o Delaware Pooled Trust   91

Other-Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio's understanding of the applicable country's tax rules and rates.

The Intermediate Fixed Income Portfolio declares dividends daily from net investment income and pays such dividends monthly. The High-Yield Bond Portfolio declares and pays dividends from net investment income monthly. The Large-Cap Value Equity Portfolio declares and pays dividends from net investment income quarterly. The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Real Estate Investment Trust II, The Core Plus Fixed Income, The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios declare and pay dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

Through March 31, 2004 certain expenses of the Portfolios were paid through commission arrangements with brokers. In addition, the Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the periods ended April 30, 2004 were as follows:

                                                          Commission    Earnings
                                                        Reimbursements  Credits
--------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                       $  293        $270
The Small-Cap Value Equity Portfolio                           38          12
The All-Cap Growth Equity Portfolio                            69           -
The Large-Cap Growth Equity Portfolio                          12           -
The Mid-Cap Growth Equity Portfolio                           161         128
The Small-Cap Growth Equity Portfolio                       1,121          44
The Small-Cap Growth II Equity Portfolio*                      16           -
The Real Estate Investment Trust Portfolio II                 418          57
The Intermediate Fixed Income Portfolio                       140           -
The High-Yield Bond Portfolio                                  54           -
The Core Plus Fixed Income Portfolio                          119         287
The Global Equity Portfolio                                    37           -
The International Equity Portfolio                          8,054           -
The Labor Select International Equity Portfolio             2,367           -
The International Large-Cap Equity Portfolio                   33           -
The International Small-Cap Portfolio                          39           -
The Emerging Markets Portfolio                              3,614           -
The Global Fixed Income Portfolio                           2,305           -
The International Fixed Income Portfolio                      568           -
================================================================================

*Commenced operations on December 1, 2003.



92   Delaware Pooled Trust o 2004 Semiannual Report

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of their respective investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of The Large-Cap Value Equity Portfolio, The Small-Cap Value Equity Portfolio, The All-Cap Growth Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Intermediate Fixed Income Portfolio, The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio and Delaware International Advisers Ltd. (DIAL), an affiliate of DMC and the investment manager of The Global Equity Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The International Large-Cap Equity Portfolio, The International Small-Cap Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio, will receive an annual fee which is calculated daily based on the average daily net assets of each Portfolio.

DMC furnishes sub-advisory services to The Global Equity Portfolio related to the U.S. securities portion of the portfolio.

DMC and DIAL have each contractually agreed to waive that portion, if any, of their management fees and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004.

The management fee rates and the operating expense limitation rates in effect for the period ended April 30, 2004 are as follows:

                                                         Management fee as a                    Operating Expense
                                                     percentage of average daily         Limitation as a percentage of
                                                        net assets (per annum)        average daily net assets (per annum)
----------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                            0.55%                               0.68%
The Small-Cap Value Equity Portfolio                            0.75%                               0.89%
The All-Cap Growth Equity Portfolio                             0.75%                               0.89%
The Large-Cap Growth Equity Portfolio                           0.65%                               0.80%
The Mid-Cap Growth Equity Portfolio                             0.75%                               0.93%
The Small-Cap Growth Equity Portfolio                           0.75%                               0.89%
The Small-Cap Growth II Equity Portfolio                        0.75%                               0.92%
The Real Estate Investment Trust Portfolio II                   0.75%                               0.86%
The Intermediate Fixed Income Portfolio                         0.40%                               0.43%
The High-Yield Bond Portfolio                                   0.45%                               0.59%
The Core Plus Fixed Income Portfolio                            0.43%                               0.50%
The Global Equity Portfolio                                     0.75%                               0.96%
The International Equity Portfolio                              0.75%                                   -
The Labor Select International Equity Portfolio                 0.75%                               0.96%
The International Large-Cap Equity Portfolio                    0.75%                               0.96%
The International Small-Cap Portfolio                           1.00%                               1.20%
The Emerging Markets Portfolio                                  1.00%                               1.55%
The Global Fixed Income Portfolio                               0.50%                               0.60%
The International Fixed Income Portfolio                        0.50%                               0.60%
============================================================================================================================

Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides accounting, administration, dividend disbursing and transfer agent services. The Portfolios pay DSC a monthly fee based on average net assets, subject to certain minimums for accounting and administration services. The Portfolios pay DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the International Equity Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual distribution and service fee not to exceed 0.20% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.


                             2004 Semiannual Report o Delaware Pooled Trust   93

At April 30, 2004, each Portfolio had receivables from or liabilities payable to affiliates as follows:

                                                                          Dividend
                                                                         disbursing,
                                                                          transfer
                                                                     agent, accounting                              Receivable
                                                                     and administration                              from DMC
                                                 Investment Management    fees and         Other expenses             under
                                                     fee payable to    other expenses      payable to DMC       expense limitation
                                                       DMC or DIAL     payable to DSC      and affiliates*          agreement
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                    $  (4,124)        $      -            $(19,163)               $     -
The Small-Cap Value Equity Portfolio                       (2,328)            (222)             (1,016)                     -
The All-Cap Growth Equity Portfolio                        (2,419)            (379)             (1,044)                     -
The Large-Cap Growth Equity Portfolio                           -              (64)             (1,016)                 1,541
The Mid-Cap Growth Equity Portfolio                       (11,013)            (325)             (1,347)                     -
The Small-Cap Growth Equity Portfolio                     (80,222)          (5,581)             (1,371)                     -
The Small-Cap Growth II Equity Portfolio                   (1,300)            (224)                (25)                     -
The Real Estate Investment Trust Portfolio II             (25,844)          (1,842)             (1,241)                     -
The Intermediate Fixed Income Portfolio                         -             (770)               (858)                 9,218
The High-Yield Bond Portfolio                                   -             (289)             (1,099)                 7,756
The Core Plus Fixed Income Portfolio                       (3,709)            (654)             (6,741)                     -
The Global Equity Portfolio                                     -             (219)               (973)                     -
The International Equity Portfolio                       (240,607)         (39,417)             (9,247)                     -
The Labor Select International Equity Portfolio          (188,265)         (12,662)             (3,869)                     -
The International Large-Cap Equity Portfolio               (1,016)            (199)               (977)                     -
The International Small-Cap Portfolio                      (3,148)            (187)             (1,966)                     -
The Emerging Markets Portfolio                           (344,099)         (17,571)            (10,454)                     -
The Global Fixed Income Portfolio                         (71,431)         (10,579)             (2,844)                     -
The International Fixed Income Portfolio                  (24,689)          (2,687)             (1,434)                     -
====================================================================================================================================

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement the Portfolios bear the cost of certain legal services expenses, including in house legal services provided to the Portfolios by DMC employees. For the periods ended April 30, 2004, the Portfolios incurred the following costs:

                                                     Internal Legal Expenses
------------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                       $1,016
The Small-Cap Value Equity Portfolio                          143
The All-Cap Growth Equity Portfolio                           323
The Large-Cap Growth Equity Portfolio                          74
The Mid-Cap Growth Equity Portfolio                           168
The Small-Cap Growth Equity Portfolio                       3,734
The Small-Cap Growth II Equity Portfolio*                      77
The Real Estate Investment Trust Portfolio II               2,060
The Intermediate Fixed Income Portfolio                        78
The High-Yield Bond Portfolio                                  93
The Core Plus Fixed Income Portfolio                          332
The Global Equity Portfolio                                   145
The International Equity Portfolio                            579
The Labor Select International Equity Portfolio            10,302
The International Large-Cap Equity Portfolio                   73
The International Small-Cap Portfolio                          64
The Emerging Markets Portfolio                              4,745
The Global Fixed Income Portfolio                           2,136
The International Fixed Income Portfolio                    1,777

*Commenced operations on December 1, 2003.

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.


94   Delaware Pooled Trust o 2004 Semiannual Report

3. INVESTMENTS

For the periods ended April 30, 2004, each Portfolio made purchases and sales of investment securities as follows.

                                                        Purchases                          Sales
                                                       other than                        other than
                                                     U.S. government                   U.S. government
                                                     securities and   Purchases of     securities and      Sales of
                                                       short-term    U.S. government     short-term     U.S. government
                                                      investments      securities       investments       securities
--------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                  $11,353,536      $         -      $31,603,714       $        -
The Small-Cap Value Equity Portfolio                      829,781                -          961,921                -
The All-Cap Growth Equity Portfolio                     4,193,393                -        3,410,676                -
The Large-Cap Growth Equity Portfolio                   1,206,316                -        1,230,304                -
The Mid-Cap Growth Equity Portfolio                    11,952,867                -       10,258,326                -
The Small-Cap Growth Equity Portfolio                  51,239,223                -       31,510,175                -
The Small-Cap Growth II Equity Portfolio*               2,583,657                -          592,127                -
The Real Estate Investment Trust Portfolio II           9,184,411                -        7,414,857                -
The Intermediate Fixed Income Portfolio                28,630,123       10,813,265       16,268,497        9,923,985
The High-Yield Bond Portfolio                          11,186,247                -       12,968,271                -
The Core Plus Fixed Income Portfolio                   57,364,978                -       48,479,038                -
The Global Equity Portfolio                               491,593                -          507,131                -
The International Equity Portfolio                    249,754,306                -       50,072,203                -
The Labor Select International Equity Portfolio       110,145,077                -        7,506,001                -
The International Large-Cap Equity Portfolio              356,292                -          370,363                -
The International Small-Cap Portfolio                     729,344                -          722,954                -
The Emerging Markets Portfolio                        176,309,048                -       70,237,780                -
The Global Fixed Income Portfolio                      70,644,253        4,016,563       38,985,421        6,466,289
The International Fixed Income Portfolio               20,767,430                -        8,043,150                -
==========================================================================================================================

*Commenced operations on December 1, 2003.

At April 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2004, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

                                                                                                             Net
                                                         Cost           Aggregate        Aggregate        unrealized
                                                          of            unrealized      unrealized      appreciation
                                                      investments      appreciation    depreciation    (depreciation)
--------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                 $ 20,018,398      $   643,290     $   (165,515)     $   477,775
The Small-Cap Value Equity Portfolio                    2,947,809          783,708          (85,346)         698,362
The All-Cap Growth Equity Portfolio                     5,868,469          960,880         (226,468)         734,412
The Large-Cap Growth Equity Portfolio                   1,156,547           15,815          (40,028)         (24,213)
The Mid-Cap Growth Equity Portfolio                    16,021,209        1,788,686         (717,264)       1,071,422
The Small-Cap Growth Equity Portfolio                 104,478,818       23,544,175       (4,628,793)      18,915,382
The Small-Cap Growth II Equity Portfolio                1,975,671          163,634         (170,529)          (6,895)
The Real Estate Investment Trust Portfolio II          36,079,435        4,343,324         (638,333)       3,704,991
The Intermediate Fixed Income Portfolio                16,018,058           29,133         (167,506)        (138,373)
The High-Yield Bond Portfolio                           5,232,141          178,735         (139,459)          39,276
The Core Plus Fixed Income Portfolio                   17,797,178           85,132         (273,382)        (188,250)
The Global Equity Portfolio                             3,339,525          585,027         (222,634)         362,393
The International Equity Portfolio                    821,675,612      136,043,729      (26,710,856)     109,332,873
The Labor Select International Equity Portfolio       284,418,195       38,697,570       (4,226,390)      34,471,180
The International Large-Cap Equity Portfolio            3,056,144          480,106         (267,037)         213,069
The International Small-Cap Portfolio                   3,313,843          865,821         (155,134)         710,687
The Emerging Markets Portfolio                        336,556,669       67,692,159      (10,219,090)      57,473,069
The Global Fixed Income Portfolio                     223,061,015       14,605,394       (3,968,914)      10,636,480
The International Fixed Income Portfolio               58,648,593        2,839,109         (831,374)       2,007,735
==========================================================================================================================


                             2004 Semiannual Report o Delaware Pooled Trust   95

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003 was as follows:

                                                       Ordinary        Long-Term
Six months ended April 30, 2004*:                       Income       Capital Gain          Total
---------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                  $   489,523     $        -        $   489,523
The Small-Cap Value Equity Portfolio                       23,298        222,157            245,455
The Large-Cap Growth Equity Portfolio                       1,185              -              1,185
The Real Estate Investment Trust Portfolio II           1,693,822        963,878          2,657,700
The Intermediate Fixed Income Portfolio                   308,870              -            308,870
The High-Yield Bond Portfolio                             257,865              -            257,865
The Core Plus Fixed Income Portfolio                      567,181         22,470            589,651
The Global Equity Portfolio                                76,279              -             76,279
The International Equity Portfolio                     15,718,896              -         15,718,896
The Labor Select International Equity Portfolio         4,284,186      1,618,552          5,902,738
The International Large-Cap Equity Portfolio               78,481              -             78,481
The International Small-Cap Portfolio                      63,083              -             63,083
The Emerging Markets Portfolio                          6,674,678              -          6,674,678
The Global Fixed Income Portfolio                      43,809,605              -         43,809,605
The International Fixed Income Portfolio                6,074,914              -          6,074,914
=========================================================================================================

                                                        Ordinary       Long-Term
Year ended October 31, 2003:                             Income      Capital Gain          Total
---------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                  $   813,961     $        -        $   813,961
The Small-Cap Value Equity Portfolio                       20,388        130,169            150,557
The Large-Cap Growth Equity Portfolio                       1,184              -              1,184
The Real Estate Investment Trust Portfolio II             878,132              -            878,132
The Intermediate Fixed Income Portfolio                   139,570              -            139,570
The High-Yield Bond Portfolio                             429,855              -            429,855
The Core Plus Fixed Income Portfolio                      172,628              -            172,628
The Global Equity Portfolio                                60,148              -             60,148
The International Equity Portfolio                      9,250,966      2,212,979         11,463,945
The Labor Select International Equity Portfolio         2,405,605        195,450          2,601,055
The International Large-Cap Equity Portfolio               55,539         51,096            106,635
The International Small-Cap Portfolio                      58,294              -             58,294
The Emerging Markets Portfolio                          4,305,462              -          4,305,462
The Global Fixed Income Portfolio                      11,470,835              -         11,470,835
The International Fixed Income Portfolio                1,961,475              -          1,961,475
=========================================================================================================

* Tax information for the period ended April 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.



96   Delaware Pooled Trust o 2004 Semiannual Report

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2004, the estimated components of net assets on a tax basis were as follows:

                                                          The             The                The             The
                                                       Large-Cap        Small-Cap          All-Cap        Large-Cap
                                                      Value Equity    Value Equity      Growth Equity   Growth Equity
                                                       Portfolio        Portfolio         Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $23,235,504     $  2,640,510      $ 13,023,403     $ 2,011,330
Undistributed ordinary income (loss)                       27,033          109,856           (10,042)            258
Undistributed long-term capital gain                    3,410,517          261,013           320,694         104,768
Capital loss carryfowards                              (8,210,784)               -        (7,319,751)       (984,196)
Unrealized appreciation (depreciation) of investments   1,949,889          698,362           734,412         (24,213)
------------------------------------------------------------------------------------------------------------------------
Net assets                                            $20,412,159     $  3,709,741      $  6,748,716     $ 1,107,947
========================================================================================================================


                                                          The             The                The             The
                                                        Mid-Cap        Small-Cap          Small Cap      Real Estate
                                                     Growth Equity   Growth Equity    Growth II Equity Investment Trust
                                                       Portfolio        Portfolio        Portfolio      Portfolio II*
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $15,527,852     $116,595,120      $  2,000,008     $34,800,505
Undistributed ordinary loss                               (26,855)        (241,633)          (18,718)        (77,791)
Undistributed long-term capital gain                      817,032        3,548,160                 -       1,572,186
Capital loss carryfowards                                (400,251)     (15,615,210)                -               -
Unrealized appreciation (depreciation) of investments   1,138,227       18,915,382            (6,895)      3,613,778
------------------------------------------------------------------------------------------------------------------------
Net assets                                            $17,056,005     $123,201,819      $  1,974,395     $39,908,678
========================================================================================================================

* The undistributed earnings for The Real Estate Investment Trust Portfolio II are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

                                                                          The               The              The
                                                                      Intermediate       High-Yield       Core Plus
                                                                      Fixed Income          Bond         Fixed Income
                                                                        Portfolio        Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                                         $ 16,396,700      $  7,693,640     $14,082,986
Undistributed ordinary income                                                    5            21,423         298,647
Undistributed long-term capital gain (loss)                                 94,370           291,941          73,704
Capital loss carryfowards                                                 (184,197)       (4,554,180)              -
Unrealized appreciation (depreciation) of investments                     (140,446)           39,276        (189,200)
------------------------------------------------------------------------------------------------------------------------
Net assets                                                            $ 16,166,432      $  3,492,100     $14,266,137
========================================================================================================================

                                                                                            The             The
                                                          The             The           Labor Select    International
                                                        Global        International     International     Large-Cap
                                                        Equity           Equity            Equity          Equity
                                                       Portfolio       Portfolio         Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                         $ 3,556,291     $818,749,186      $283,706,358     $ 3,314,666
Undistributed ordinary income                              16,016        7,173,428         2,280,704          19,428
Undistributed long term capital gain (loss)                44,735        3,733,250         1,267,043         (64,114)
Capital loss carryfowards                                (244,562)     (12,782,410)                -        (190,711)
Unrealized appreciation (depreciation) of investments
 and foreign currencies                                   361,889      109,233,194        34,562,711         212,745
------------------------------------------------------------------------------------------------------------------------
Net assets                                            $ 3,734,369     $926,106,648      $321,816,816     $ 3,292,014
========================================================================================================================




                             2004 Semiannual Report o Delaware Pooled Trust   97

                                                                                             The            The
                                                          The             The              Global       International
                                                      International    Emerging            Fixed           Fixed
                                                       Small-Cap        Markets            Income          Income
                                                        Portfolio      Portfolio          Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest                          $3,576,608     $317,551,668      $223,981,463     $60,509,436
Undistributed ordinary income                              11,946           83,457         6,421,353         805,672
Undistributed long-term capital gain                      181,138       26,648,517           558,268       1,122,046
Capital loss carryfowards                                (477,078)     (12,350,419)       (2,830,769)     (2,364,273)
Unrealized appreciation (depreciation) of investments
 and foreign currencies                                   710,574       61,793,076        10,526,944       1,984,594
------------------------------------------------------------------------------------------------------------------------
Net assets                                             $4,003,188     $393,726,299      $238,657,259     $62,057,475
========================================================================================================================

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows:

                                                         Year of        Year of     Year of    Year of      Year of
                                                       Expiration     Expiration  Expiration  Expiration  Expiration
                                                          2007           2008        2009         2010        2011        Total
----------------------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                   $        -     $1,689,976  $        -  $2,565,836  $ 3,954,972  $ 8,210,784
The All-Cap Growth Equity Portfolio                             -        839,442   3,875,429   2,008,163      596,717    7,319,751
The Large-Cap Growth Equity Portfolio                           -              -     427,983     396,406      159,807      984,196
The Mid-Cap Growth Equity Portfolio                             -              -     104,260     295,991            -      400,251
The Small-Cap Growth Equity Portfolio                           -        851,478   9,536,866   3,721,802    1,505,064   15,615,210
The Intermediate Fixed Income Portfolio                         -        157,920           -      26,277            -      184,197
The High Yield Bond Portfolio                           1,722,868      1,887,452     612,814     331,046            -    4,554,180
The Global Equity Portfolio                                     -              -      36,340      14,194      194,028      244,562
The International Equity Portfolio                              -              -           -           -   12,782,410   12,782,410
The International Large-Cap Equity Portfolio                    -              -           -           -      190,711      190,711
The International Small-Cap Portfolio                           -              -           -     246,967      230,111      477,078
The Emerging Markets Portfolio                                  -              -   6,724,391   5,626,028            -   12,350,419
The Global Fixed Income Portfolio                               -      1,317,896   1,512,873           -            -    2,830,769
The International Fixed Income Portfolio                        -      1,469,038     895,235           -            -    2,364,273
==================================================================================================================================



98   Delaware Pooled Trust o 2004 Semiannual Report

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                                     Shares issued
                                                                   upon reinvestment                         Net
                                                         Shares      of dividends           Shares         increase
Periods ended April 30, 2004:                             sold     and distributions      repurchased     (decrease)
-----------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                        1,677         31,172          (1,326,538)    (1,293,689)
The Small-Cap Value Equity Portfolio                            -         20,269                   -         20,269
The All-Cap Growth Equity Portfolio                             -              -                   -              -
The Large-Cap Growth Equity Portfolio                           -            254                   -            254
The Mid-Cap Growth Equity Portfolio                       876,724              -             (50,127)       826,597
The Small-Cap Growth Equity Portfolio                   1,863,294              -            (305,163)     1,558,131
The Small-Cap Growth II Equity Portfolio*                 235,295              -                   -        235,295
The Real Estate Investment Trust Portfolio II             165,697         88,290            (129,349)       124,638
The Intermediate Fixed Income Portfolio                 1,337,565         27,388              (6,479)     1,358,474
The High-Yield Bond Portfolio                                   -         34,814            (269,906)      (235,092)
The Core Plus Fixed Income Portfolio                      772,712         67,312             (10,695)       829,329
The Global Equity Portfolio                                     -          8,799                   -          8,799
The International Equity Portfolio Original Class      17,482,891        865,534          (4,805,261)    13,543,164
The International Equity Portfolio Class P                      -             16                   -             16
The Labor Select International Equity Portfolio         7,871,558        434,561            (192,579)     8,113,540
The International Large-Cap Equity Portfolio                    -          9,859                   -          9,859
The International Small-Cap Portfolio                           -          7,293                   -          7,293
The Emerging Markets Portfolio                         11,050,145        592,252          (2,537,411)     9,104,986
The Global Fixed Income Portfolio                       4,446,547      2,595,102          (1,210,315)     5,831,334
The International Fixed Income Portfolio                1,111,860        522,410             (27,101)     1,607,169
=======================================================================================================================

*Commenced operations on December 1, 2003.

                                                                    Shares issued
                                                                  upon reinvestment                         Net
                                                         Shares      of dividends           Shares        increase
Year ended October 31, 2003:                              sold     and distributions     repurchased     (decrease)
-----------------------------------------------------------------------------------------------------------------------
The Large-Cap Value Equity Portfolio                      119,919         61,214          (1,503,055)    (1,321,922)
The Small-Cap Value Equity Portfolio                            -         15,966                   -         15,966
The All-Cap Growth Equity Portfolio                       266,941              -          (1,192,125)      (925,184)
The Large-Cap Growth Equity Portfolio                           -            297                   -            297
The Mid-Cap Growth Equity Portfolio                     3,442,831              -             (73,861)     3,368,970
The Small-Cap Growth Equity Portfolio                   3,214,990              -            (436,161)     2,778,829
The Real Estate Investment Trust Portfolio II             892,406         48,585            (581,569)       359,422
The Intermediate Fixed Income Portfolio                    25,671          9,021            (428,571)      (393,879)
The High-Yield Bond Portfolio                                   -         64,801                   -         64,801
The Core Plus Fixed Income Portfolio                       14,705         19,797            (125,061)       (90,559)
The Global Equity Portfolio                                     -          9,113                   -          9,113
The International Equity Portfolio Original Class      11,775,783        943,201          (3,517,733)     9,201,251
The International Equity Portfolio Class P                      -             21                   -             21
The Labor Select International Equity Portfolio         6,292,405        243,039            (329,592)     6,205,852
The International Large-Cap Equity Portfolio                    -         18,260                   -         18,260
The International Small-Cap Portfolio                           -          9,948                   -          9,948
The Emerging Markets Portfolio                         12,271,853        613,559          (5,755,864)     7,129,548
The Global Fixed Income Portfolio                       2,355,106        766,464         (11,623,357)    (8,501,787)
The International Fixed Income Portfolio                1,533,611        120,385          (1,707,054)       (53,058)
=======================================================================================================================


                               2004 Semiannual Report o Delaware Pooled Trust 99

6. LINE OF CREDIT

The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of April 30, 2004, or at any time during the period.

7. FOREIGN EXCHANGE CONTRACTS

The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The High Yield Bond, The Core Plus Fixed Income, The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

100   Delaware Pooled Trust o 2004 Semiannual Report

The following forward foreign currency exchange contracts were outstanding at April 30, 2004.

The Global Equity Portfolio

                                                                                                          Unrealized
Contracts to Deliver                              In exchange For           Settlement Date              Appreciation
--------------------------------------------------------------------------------------------------------------------------
235,000 British Pounds                               US$413,600                 7/30/04                     US$283
==========================================================================================================================

The International Equity Portfolio
                                                                                                          Unrealized
Contracts to Receive                              In exchange For           Settlement Date              Depreciation
--------------------------------------------------------------------------------------------------------------------------
8,576,070 Hong Kong Dollars                         US$1,099,595                5/4/04                      US$(17)
==========================================================================================================================


                                                                                                          Unrealized
Contracts to Deliver                              In exchange For           Settlement Date              Appreciation
--------------------------------------------------------------------------------------------------------------------------
55,760,000 British Pounds                          US$98,137,600               7/30/04                     US$67,042
==========================================================================================================================

The Labor Select International Equity Portfolio
                                                                                                          Unrealized
Contracts to Deliver                              In exchange For          Settlement Date               Appreciation
--------------------------------------------------------------------------------------------------------------------------
29,475,000 British Pounds                          US$51,876,000               7/30/04                    US$35,439
==========================================================================================================================

The International Large-Cap Equity Portfolio
                                                                                                          Unrealized
Contracts to Deliver                              In exchange For          Settlement Date               Appreciation
--------------------------------------------------------------------------------------------------------------------------
190,000 British Pounds                               US$334,400                 7/30/04                     US$228
==========================================================================================================================

The International Small-Cap Portfolio
                                                                                                          Unrealized
Contracts to Receive                              In exchange For           Settlement Date              Appreciation
--------------------------------------------------------------------------------------------------------------------------
149,289 Hong Kong Dollars                            US$19,141                  5/4/04                       US$-
==========================================================================================================================

                                                                                                          Unrealized
Contracts to Deliver                              In exchange For           Settlement Date              Appreciation
--------------------------------------------------------------------------------------------------------------------------
295,000 British Pounds                              US$519,200                 7/30/04                      US$354
==========================================================================================================================

The Emerging Markets Portfolio
                                                                                                          Unrealized
Contracts to Deliver                              In exchange For           Settlement Date              Appreciation
--------------------------------------------------------------------------------------------------------------------------
345,385,000 Czech Korunas                          US$12,977,568                5/25/04                   US$261,516
==========================================================================================================================

The Global Fixed Income Portfolio
                                                                                                          Unrealized
Contracts to Deliver                              In exchange For           Settlement Date              Depreciation
--------------------------------------------------------------------------------------------------------------------------
3,750,823 European Monetary Units                   US$4,493,861                5/3/04                    US$(2,301)
372,165,068 Japanese Yen                                3,363,444               5/7/04                      (9,563)
10,092,865 Swedish Krona                                1,320,192               5/5/04                        (833)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           (12,697)
==========================================================================================================================



                            2004 Semiannual Report o Delaware Pooled Trust   101

8. FUTURES CONTRACTS

The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Real Estate Investment Trust II, The Intermediate Fixed Income, The Core Plus Fixed Income, The Global Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets and The International Fixed Income Portfolios may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Portfolio's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2004 were as follows:

The Intermediate Fixed Income Portfolio

Contracts to Buy (Sell)                  Notional Cost (Proceeds)     Expiration date  Unrealized gain
----------------------------------------------------------------------------------------------------------
2 U.S. Treasury 10 year notes                    $220,607                 6/04               $393
(12) U.S. Treasury 5 year notes                (1,346,786)                6/04             27,355
----------------------------------------------------------------------------------------------------------
                                                                                          $27,748
==========================================================================================================

The Core Plus Fixed Income Portfolio

Contracts to Sell                           Notional Proceeds         Expiration date   Unrealized gain
----------------------------------------------------------------------------------------------------------
2 U.S. Treasury 10 year notes                    $228,312                 6/04             $7,312
2 U.S. Treasury 5 year notes                      226,709                 6/04              6,834
----------------------------------------------------------------------------------------------------------
                                                                                          $14,146
==========================================================================================================

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents each Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in each Portfolio's net assets.

9. OPTIONS WRITTEN

During the period ended April 30, 2004, The Intermediate Fixed Income and The Core Plus Fixed Income Portfolios entered into options contracts in accordance with their investment objectives. When the Portfolios write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Portfolio. Each Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

102   Delaware Pooled Trust o 2004 Semiannual Report

Transactions in options written during the period ended April 30, 2004 for The Intermediate Fixed Income Portfolio, were as follows:

                                                            Number
                                                         of Contracts  Premiums
--------------------------------------------------------------------------------
Options outstanding at October 31, 2003                         -      $      -
Options written                                             9,400        38,934
Options terminated in closing purchase transaction         (9,400)      (38,934)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2004                           -      $      -
================================================================================

Transactions in options written during the period ended April 30, 2004 for the Core Plus Fixed Income Portfolio were as follows:

                                                            Number
                                                         of Contracts  Premiums
--------------------------------------------------------------------------------
Options outstanding at October 31, 2003                         -    $      -
Options written                                             6,900      29,362
Options terminated in closing purchase transaction         (6,900)    (29,362)
--------------------------------------------------------------------------------
Options outstanding at April 30, 2004                           -    $      -
================================================================================

10. SWAP AGREEMENTS

During the period ended April 30, 2004, The Intermediate Fixed Income Portfolio and The Core Plus Fixed Income Portfolio entered into total return swap agreements in accordance with their investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2004, the following Portfolios had total return swap agreements outstanding:

Notional                        Expiration                                                               Unrealized
Amount                            Date                            Description                               loss
------------------------------------------------------------------------------------------------------------------------
THE INTERMEDIATE FIXED INCOME PORTFOLIO
$480,000                        6/30/04          Agreement with Goldman Sachs                             $(2,073)
                                                 to receive the notional amount multiplied by the
                                                 return on the Lehman Brothers Commercial MBS
                                                 Index AAA and to pay the notional amount multiplied
                                                 by the 1 month BBA LIBOR adjusted by a spread
                                                 of minus 0.50%.

THE CORE PLUS FIXED INCOME PORTFOLIO
$220,000                        6/30/04          Agreement with Goldman Sachs                             $  (950)
                                                 to receive the notional amount multiplied by the
                                                 return on the Lehman Brothers Commercial MBS
                                                 Index AAA and to pay the notional amount multiplied
                                                 by the 1 month BBA LIBOR adjusted by a spread
                                                 of minus 0.50%.




                            2004 Semiannual Report o Delaware Pooled Trust   103

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

11. SECURITIES LENDING

The Portfolios, along with other funds in the Delaware Investments Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends on the securities loaned and are subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolios record security lending income net of such allocation.

At April 30, 2004, the market value of securities on loan is presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statements of Net Assets under the caption "Security Lending Collateral".

                                                      Market value
                                                     of securities
                                                        on loan
--------------------------------------------------------------------------------
The International Equity Portfolio                   $154,937,915
The Labor Select International Equity Portfolio        44,669,910
The Global Fixed Income Portfolio                      26,987,609

12. CREDIT AND MARKET RISKS

Some countries in which The Global Equity, The International Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, The Global Fixed Income and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.


104   Delaware Pooled Trust o 2004 Semiannual Report

The High-Yield Bond Portfolio invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Intermediate Fixed Income and The Core Plus Fixed Income Portfolios invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolios' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Large-Cap Value Equity, The Mid-Cap Growth Equity, The Intermediate Fixed Income, The International Equity and The Global Fixed Income Portfolios may invest up to 10% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Small-Cap Value Equity, The All-Cap Growth Equity, The Large-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity, The Real Estate Investment Trust II, The High-Yield Bond, The Core Plus Fixed Income, The Global Equity, The Labor Select International Equity, The International Large-Cap Equity, The International Small-Cap, The Emerging Markets, and The International Fixed Income Portfolios may each invest up to 15% in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Small-Cap Value Equity, The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity, The Small-Cap Growth II Equity and The International Small-Cap Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

13. CONTRACTUAL OBLIGATIONS

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios' existing contracts and expects the risk of loss to be remote.



                            2004 Semiannual Report o Delaware Pooled Trust   105

14. REDEMPTION FEES

The Global Equity Portfolio, The International Large-Cap Equity Portfolio, The International Small-Cap Portfolio and The Emerging Markets Portfolio each may charge a purchase reimbursement fee and a redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor's purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which each Portfolio (and, indirectly, each Portfolio's existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolios. The fees for each Portfolio are as follows:

                                                     The
                                     The         International    The         The
                                    Global         Large-Cap  International Emerging
                                    Equity          Equity      Small-Cap    Markets
                                   Portfolio       Portfolio    Portfolio   Portfolio
-----------------------------------------------------------------------------------------
Purchase Reimbursement Fee           0.40%           0.45%        0.55%       0.75%
Redemption Reimbursement Fee         0.30%           0.35%        0.45%       0.75%
=========================================================================================















106   Delaware Pooled Trust o 2004 Semiannual Report

15. INDUSTRY ALLOCATION

As of April 30, 2004, the investment in equity securities of the Portfolios below, classified by type of business, were as follows:

                                                                           Percentage of net assets

                                                   The        The           The               The             The           The
                                                  Global  International Labor Select     International    International   Emerging
                                                  Equity     Equity    International       Large-Cap        Small-Cap      Markets
Industry                                        Portfolio   Portfolio Equity Portfolio  Equity Portfolio    Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Automobiles & Components                          0.78%       2.73%        1.21%             2.31%            2.26%         1.90%
Banks                                            14.57%      17.52%       20.55%            20.29%                -        10.58%
Capital Goods                                     4.78%       2.06%            -             2.45%           19.25%         1.67%
Commercial Services & Supplies                    1.21%       1.19%        2.32%                 -            2.93%             -
Consumer Durables & Apparel                       1.18%       1.94%        2.42%             1.78%            9.01%         4.61%
Diversified Financials                           13.42%       4.55%        3.64%             3.42%            1.41%         4.81%
Energy                                           10.56%      11.86%        9.91%            12.23%            2.00%         7.66%
Food & Staples Retailing                          2.77%       4.06%        4.63%             4.09%                -         1.41%
Food, Beverage & Tobacco                          2.18%       2.88%        4.94%             3.26%            9.33%        10.68%
Healthcare Equipment & Services                   1.86%           -            -                 -            3.10%         3.37%
Hotels, Restaurants & Leisure                     1.85%       2.21%        2.04%             1.98%            1.51%         1.73%
Household & Personal Products                         -           -            -                 -                -         1.63%
Insurance                                         0.73%       2.31%        2.59%             1.03%            2.28%             -
Materials                                         9.11%       8.86%        7.45%             7.79%           10.32%        13.43%
Media                                             3.05%       1.76%        1.70%             1.53%                -             -
Pharmaceuticals & Biotechnology                   4.73%       7.40%        7.73%             7.51%            1.94%         3.57%
Real Estate                                           -           -            -                 -            1.97%             -
Retailing                                         2.83%       1.79%        2.43%             2.06%            4.32%             -
Semiconductors & Semiconducter
   Equipment                                          -           -            -                 -            2.70%         1.56%
Software & Services                               5.03%           -            -                 -            1.13%             -
Technology Hardware & Equipment                   2.98%       6.81%        5.46%             7.68%            6.43%         1.43%
Telecommunication Services                        6.64%       7.25%        5.73%             8.59%            0.78%        15.53%
Transportation                                    0.42%       0.91%        1.25%             0.83%           13.75%         7.88%
Utilities                                         8.45%       8.03%       10.21%             8.90%            2.01%         5.35%
                                                 --------------------------------------------------------------------------------
                                                 99.13%      96.12%       96.21%            97.73%           98.43%        98.80%
                                                 ================================================================================




                              2004 Semiannual Report o Delaware Pooled Trust 107

16. SUBSEQUENT EVENT

As set forth in the May 5, 2004 Supplement to the Trust's Prospectus, DIAL is being acquired by a venture comprised of certain members of DIAL's management and a private equity firm, Hellman & Friedman, LLC. This transaction is expected to close late in the third quarter or early in the fourth quarter of this year (the "Closing"). Under applicable law, DIAL's Investment Management Agreement for each Portfolio it advises will automatically terminate as of the Closing.

In order for Delaware Investments to continue to provide overall management of the daily business affairs of The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio and The International Fixed Income Portfolio (the "International Portfolios") after the Closing, the Board of Trustees has approved a proposal that provides for DMC to serve as the investment manager of the International Portfolios pursuant to an Investment Management Agreement with each International Portfolio (the "New Investment Management Agreements") and for DIAL to continue to provide investment services to the International Portfolios as subadviser to DMC pursuant to a new subadvisory agreement (together with the New Investment Management Agreements, the "New Agreements").

As required under applicable law, the Board of Trustees responsible for each International Portfolio has approved the submission of the New Agreements to applicable shareholders. Shareholders of record on June 22, 2004, will receive a proxy statement requesting approval of the New Agreements in early July. A special meeting of shareholders addressing these matters will be held on or about August 31, 2004.

On May 21, 2004, the Board of Trustees unanimously voted to liquidate and dissolve The Global Equity Portfolio, The International Large-Cap Equity Portfolio and The International Small-Cap Portfolio. As a result of the decision to pursue liquidation and dissolution of these Portfolios, new investors are no longer permitted to purchase shares of any of the three Portfolios. The liquidation will be effected, and shareholders will be paid a liquidation distribution, on (or within a reasonable time following) September 30, 2004. In addition, on May 21, 2004, the Board of Trustees approved the elimination of Class P Shares for The International Equity Portfolio. Therefore, the establishment and designation of Class P Shares of The International Equity Portfolio is rescinded and no longer exists.









108   Delaware Pooled Trust o 2004 Semiannual Report

PROXY VOTING

A description of the policies and procedures that the Portfolios use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-231-8002; (ii) on the Portfolios' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Portfolios' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.






































                            2004 Semiannual Report o Delaware Pooled Trust   109

Fund Officers and Portfolio Managers

JUDE T. DRISCOLL                                                          PAUL GRILLO
Chairman                                                                  Vice President and Senior Portfolio Manager
Delaware Investments Family of Funds
                                                                          JOHN A. HEFFERN
DAVID A. TILLES                                                           Senior Vice President and Portfolio Manager
Managing Director and Chief Executive Officer
Delaware International Advisers Ltd.                                      JOHN KIRK
                                                                          Director and Senior Portfolio Manager
ROBERT AKESTER                                                            Delaware International Advisers Ltd.
Senior Portfolio Manager
Delaware International Advisers Ltd.                                      ORMALA KRISHNAN
                                                                          Senior Portfolio Manager
DAMON J. ANDRES                                                           Delaware International Advisers Ltd.
Vice President and Senior Portfolio Manager
                                                                          EMMA R.E. LEWIS
ROBERT L. ARNOLD                                                          Senior Portfolio Manager
Senior Vice President and Senior Portfolio Manager                        Delaware International Advisers Ltd.

FIONA BARWICK                                                             NIGEL G. MAY
Senior Portfolio Manager                                                  Director and Senior Portfolio Manager,
Delaware International Advisers Ltd.                                      Regional Research Director
                                                                          Delaware International Advisers Ltd.
MARSHALL T. BASSETT
Senior Vice President and Senior Portfolio Manager                        CHRISTOPHER A. MOTH
                                                                          Director and Senior Portfolio Manager, Chief Investment
JOANNA BATES                                                              Officer, Global Fixed Income and Currency
Senior Portfolio Manager                                                  Delaware International Advisers Ltd.
Delaware International Advisers Ltd.
                                                                          TIMOTHY L. RABE
CHRISTOPHER S. BECK                                                       Senior Vice President and Senior Portfolio Manager
Senior Vice President and Senior Portfolio Manager
                                                                          UPENDER V. RAO
RYAN K. BRIST                                                             Senior Vice President and Senior Portfolio Manager
Senior Vice President and Senior Portfolio Manager
                                                                          MATTHEW TODOROW
NIGEL BLISS                                                               Vice President and Portfolio Manager
Portfolio Manger
Delaware International Advisers Ltd.                                      Custodians
                                                                          J.P. MORGAN CHASE
STEPHEN R. CIANCI                                                         4 Metrotech Center
Senior Vice President and Senior Portfolio Manager                        Brooklyn, NY 11245

GEORGE E. DEMING                                                          MELLON BANK, N.A.
Senior Vice President and Senior Portfolio Manager                        One Mellon Center
                                                                          Pittsburgh, PA 15258
ELIZABETH A. DESMOND
Director and Senior Portfolio Manager,                                    Independent Auditors
Regional Research Director                                                ERNST & YOUNG LLP
Delaware International Advisers Ltd.                                      2001 Market Street
                                                                          Philadelphia, PA 19103
GERALD S. FREY
Managing Director and Chief Investment Officer,                           Investment Advisors
Growth Investing                                                          DELAWARE MANAGEMENT COMPANY
                                                                          2005 Market Street
CLIVE A. GILLMORE                                                         Philadelphia, PA 19103
Deputy Managing Director and Senior Portfolio Manager
Delaware International Advisers Ltd.                                      DELAWARE INTERNATIONAL ADVISERS LTD.
                                                                          Third Floor
                                                                          80 Cheapside
                                                                          London, England EC2V 6EE

This report was prepared for investors in the Delaware Pooled Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains detailed information. All Delaware Pooled Trust Portfolios are offered by prospectus only.

2005 Market Street
Philadelphia, Pennsylvania 19103
Telephone  800 231-8002
Fax  215 255-1162

                                                         SA-DPT [4/04] IVES 6/04
                                                                    J9682 (8743)



[GRAPHIC OMITTED]

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

VALUE-EQUITY

Semiannual Report APRIL 30, 2004
--------------------------------------------------------------------------------
                  DELAWARE REIT FUND




[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       1

  Statement of Operations                                       3

  Statements of Changes in Net Assets                           4

  Financial Highlights                                          5

  Notes to Financial Statements                                11
-----------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statement                                             DELAWARE REIT FUND
  OF NET ASSETS                                       April 30, 2004 (Unaudited)

                                                       Number of       Market
                                                        Shares         Value
COMMON STOCK - 96.29%
Diversified REITs - 5.52%
 *Crescent Real Estate Equities                         275,400     $  4,260,438
  Vornado Realty Trust                                  420,200       21,199,090
                                                                    ------------
                                                                      25,459,528
                                                                    ------------
Healthcare REITs - 2.26%
+#Medical Properties 144A                               353,200        3,708,600
 *Nationwide Health Properties                          370,500        6,717,165
                                                                    ------------
                                                                      10,425,765
                                                                    ------------
Hotel REITs - 4.70%
  Hersha Hospitality Trust                              590,000        5,610,900
 +Highland Hospitality                                  427,300        4,537,926
 +Host Marriott                                         151,500        1,802,850
 *LaSalle Hotel Properties                              442,400        9,732,800
                                                                    ------------
                                                                      21,684,476
                                                                    ------------
Industrial REITs - 7.36%
 *AMB Property                                          226,100        6,850,830
  First Potomac Realty Trust                             84,900        1,579,140
  Keystone Property Trust                               536,000       10,902,240
  ProLogis                                              496,000       14,592,320
                                                                    ------------
                                                                      33,924,530
                                                                    ------------
Mall REITs - 18.95%
  CBL & Associates Properties                           224,100       11,261,025
 *General Growth Properties                             777,500       21,078,025
  Mills                                                 228,500        9,277,100
  Rouse                                                 469,400       20,325,020
  Simon Property Group                                  527,600       25,435,596
                                                                    ------------
                                                                      87,376,766
                                                                    ------------
Manufactured Housing REITs - 1.36%
 *Sun Communities                                       178,900        6,252,555
                                                                    ------------
                                                                       6,252,555
                                                                    ------------
Mortgage REITs - 2.60%
 +Capital Lease Funding                                 138,500        1,457,020
+#Fieldstone Investments Corporate 144A                 399,000        7,381,500
 +Sunset Financial Resources                            285,000        3,160,650
                                                                    ------------
                                                                      11,999,170
                                                                    ------------
Multifamily REITs - 8.72%
  Apartment Investment & Management
    Class A                                             223,700        6,301,629
 *BRE Properties Class A                                394,600       12,508,820
  Camden Property Trust                                 157,000        6,644,240
  Equity Residential                                    537,600       14,762,496
                                                                    ------------
                                                                      40,217,185
                                                                    ------------
Office REITs - 21.96%
  Alexandria Real Estate Equities                       215,700       12,256,074
 *American Financial Realty Trust                       594,300        8,795,640
 *Brandywine Realty Trust                               270,400        6,851,936
  CarrAmerica Realty                                    628,500       17,918,535
  Equity Office Properties Trust                      1,077,074       27,109,953
 *Government Properties Trust                           131,800        1,443,210
  Prentiss Properties Trust                             523,300       16,766,532
 *SL Green Realty                                       248,400       10,134,720
                                                                    ------------
                                                                     101,276,600
                                                                    ------------

                                                       Number of       Market
                                                        Shares         Value
COMMON STOCK (continued)
Office/Industrial REITs - 8.40%
 *Duke Realty                                            488,100    $ 14,232,996
 *Liberty Property Trust                                 254,700       9,309,285
 *Reckson Associates Realty                              639,200      15,193,784
                                                                    ------------
                                                                      38,736,065
                                                                    ------------
Real Estate Operating Companies - 2.95%
  St. Joe                                                 56,000       2,195,200
  Starwood Hotels & Resorts Worldwide                    286,900      11,415,751
                                                                    ------------
                                                                      13,610,951
                                                                    ------------
Retail Outlet Center REITs - 4.07%
  Chelsea Property Group                                 368,100      18,773,100
                                                                    ------------
                                                                      18,773,100
                                                                    ------------
Retail Strip Centers REITs - 7.44%
  Developers Diversified Realty                          279,500       9,153,625
 *Federal Realty Investment Trust                        306,000      11,346,480
  Ramco-Gershenson Properties                            371,200       8,790,016
  Regency Centers                                        132,200       5,011,702
                                                                    ------------
                                                                      34,301,823
                                                                    ------------
TOTAL COMMON STOCK (cost $393,056,285)                               444,038,514
                                                                    ------------
                                                     Principal
                                                       Amount
REPURCHASE AGREEMENTS - 4.26%
  With BNP Paribas 0.92% 5/3/04
    (dated 4/30/04, to be repurchased
    at $10,213,783 collateralized by
    $749,000 U.S. Treasury Notes 7.25%
    due 5/15/04, market value $776,005,
    $5,100,000 U.S. Treasury Bills due
    7/29/04, market value $5,088,721,
    $1,947,000 U.S. Treasury Bills due
    9/16/04, market value $1,939,270,
    $755,000 U.S. Treasury Notes 7.50%
    due 2/15/05, market value $803,298,
    $1,581,000 U.S. Treasury Notes
    9.375% due 2/15/06, market
    value $1,811,247)                                $10,213,000      10,213,000
  With UBS Warburg 0.92% 5/3/04
    (dated 4/30/04, to be repurchased
    at $9,445,724 collateralized by
    $1,889,000 U.S. Treasury Notes
    7.50% due 2/15/05, market value
    $2,008,244, $5,127,000 U.S. Treasury
    Notes 6.50% due 5/15/05, market
    value $5,532,518, $1,889,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $2,101,606)                  9,445,000       9,445,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $19,658,000)                                                  19,658,000
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
  LENDING COLLATERAL - 100.55% (cost $412,714,285)                   463,696,514
                                                                    ------------

Statement                                                     DELAWARE REIT FUND
  OF NET ASSETS (CONTINUED)

                                                  Principal         Market
                                                    Amount          Value
SECURITIES LENDING COLLATERAL** - 4.65%
Short-Term Investments
  Abbey National 1.190% 10/15/04                $     376,783    $     388,491
  ABN AMRO Bank Chicago 1.08% 6/7/04                  572,933          572,933
  ABN AMRO Bank Tokyo 1.10% 7/20/04                   409,240          409,249
  American Express Centurion
    1.04% 5/14/04                                     818,494          818,497
  ASIF Global Funding 1.06% 5/10/04                   246,199          246,394
  Bank of America 1.03% 5/28/04                       818,497          818,497
  Barclays London 1.10% 8/19/04                       622,105          622,089
  Bayerische Landesbank
    1.164% 8/30/04                                    327,261          327,297
  CDC IXIS 1.485% 11/12/04                            654,264          654,797
  Citibank 1.06% 7/06/04                              654,802          654,797
  Credit Suisse First Boston
    1.60% 12/13/04                                    654,006          654,797
  Deutsche Bank Financial
    1.04% 5/24/04                                     818,494          818,497
    1.132% 2/22/05                                    163,887          164,021
  Dexia Bank 1.030% 5/20/04                           376,595          376,595
  Fortis Bank 1.10% 7/26/04                           823,961          824,313
  General Electric Capital
    1.117% 2/3/05                                     245,938          246,201
    1.132% 5/14/04                                    360,266          360,295
    1.132% 10/4/04                                    245,563          245,785
  Goldman Sachs Group
    1.14% 7/20/04                                     654,732          654,797
    1.243% 12/8/04                                    384,694          384,694
  ING Bank Singapore 1.06% 6/03/04                    409,242          409,248
  ING Bank Geneva 1.10% 9/30/04                       655,087          654,797
  Marsh and McLennan 1.291% 6/15/04                   417,390          420,070
  Merrill Lynch Mortgage Capital
    1.073% 5/03/04                                  2,851,106        2,851,106
    1.163% 7/12/04                                    654,797          654,797
  Morgan Stanley Dean Witter
    1.22% 5/31/05                                     163,415          163,699
  Rabobank 1.075% 3/2/05                              818,496          818,290
  Royal Bank of Scotland 1.06% 7/2/04                 818,775          818,752
  Societe Generale
    1.06% 6/03/04                                     409,242          409,248
    1.148% 12/8/04                                    654,634          654,674
  Svenska Handlesbank Stockholm
    1.10% 8/9/04                                      818,532          818,497
  Union Bank of Switzerland
    1.13% 12/20/04                                    819,911          818,497
  Wachovia Bank 1.127% 11/15/04                       654,968          655,218
  Wells Fargo Bank 1.03% 5/19/04                    1,064,045        1,064,046
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $21,453,975)                                                21,453,975
                                                                 -------------

TOTAL MARKET VALUE OF SECURITIES - 105.20%
  (cost $434,168,260)                                              485,150,489++
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (4.65%)**                                   (21,453,975)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.55%)                                            (2,520,865)
                                                                 -------------
NET ASSETS APPLICABLE TO 26,692,803 SHARES
  OUTSTANDING - 100.00%                                          $ 461,175,649
                                                                 =============

Net Asset Value - Delaware REIT Fund Class A
  ($259,044,928 / 14,992,087 Shares)                                     $17.28
                                                                         ------
Net Asset Value - Delaware REIT Fund Class B
  ($72,907,033 / 4,222,460 Shares)                                       $17.27
                                                                         ------
Net Asset Value - Delaware REIT Fund Class C
  ($60,782,831 / 3,519,642 Shares)                                       $17.27
                                                                         ------
Net Asset Value - Delaware REIT Fund Class R
  ($911,219 / 52,751 Shares)                                             $17.27
                                                                         ------
Net Asset Value - Delaware REIT Fund Institutional Class
  ($39,079,646 / 2,260,090 Shares)                                       $17.29
                                                                         ------
Net Asset Value - Delaware REIT Fund The Real Estate
  Investment Trust Portfolio Class
  ($28,449,992 / 1,645,773 Shares)                                       $17.29
                                                                         ------

COMPONENTS OF NET ASSETS AT APRIL 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $394,088,080
Distributions in excess of net investment income                     (3,551,573)
Accumulated net realized gain on investments                         19,656,913
Net unrealized appreciation of investments                           50,982,229
                                                                   ------------
Total net assets                                                   $461,175,649
                                                                   ============

 *Security is fully or partially on loan.

**See Note 7 in "Notes to Financial Statements."

 +Non-income producing security for the period ended April 30, 2004.

++Includes $20,753,343 of securities loaned.

 #Security exempt from registration under Rule 144A of the Securities Act of 1933.
  See Note 8 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE REIT FUND
Net asset value Class A (A)                                              $17.28
Sales charge (5.75% of offering price or 6.08% of
  amount invested per share) (B)                                           1.05
                                                                         ------
Offering price                                                           $18.33
                                                                         ------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                            DELAWARE REIT FUND
  OF OPERATIONS                      Six Months Ended April 30, 2004 (Unaudited)

INVESTMENT INCOME:
  Dividends                                                          $6,257,315
  Interest                                                              106,458
  Securities lending income                                              11,540      $ 6,375,313
                                                                     ----------      -----------

EXPENSES:
  Management fees                                                     1,845,561
  Dividend disbursing and transfer agent fees and expenses            1,147,911
  Distribution expenses -- Class A                                      421,273
  Distribution expenses -- Class B                                      390,510
  Distribution expenses -- Class C                                      323,576
  Distribution expenses -- Class R                                        1,959
  Accounting and administration expenses                                 93,800
  Registration fees                                                      50,175
  Reports and statements to shareholders                                 41,469
  Legal and professional fees                                            31,662
  Custodian fees                                                         14,856
  Trustees' fees                                                          9,000
  Other                                                                  36,185        4,407,937
                                                                     ----------
  Less expenses absorbed or waived                                                      (427,261)
  Less waived distribution expenses -- Class A                                           (70,212)
  Less expenses paid indirectly                                                           (5,939)
                                                                                     -----------
  Total expenses                                                                       3,904,525
                                                                                     -----------
NET INVESTMENT INCOME                                                                  2,470,788
                                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                    20,029,137
  Net change in unrealized appreciation/depreciation of investments                   (7,846,135)
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                       12,183,002
                                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $14,653,790
                                                                                     ===========

See accompanying notes

Statements                                                    DELAWARE REIT FUND
  OF CHANGES IN NET ASSETS

                                                                                           Six Months              Year
                                                                                              Ended                Ended
                                                                                             4/30/04             10/31/03
                                                                                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                    $  2,470,788        $ 13,702,572
  Net realized gain on investments                                                           20,029,138          12,761,871
  Net change in unrealized appreciation/depreciation of investments                          (7,846,136)         68,984,052
                                                                                           ------------        ------------
  Net increase in net assets resulting from operations                                       14,653,790          95,448,495
                                                                                           ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                  (6,250,769)         (7,353,863)
    Class B                                                                                  (1,425,189)         (1,881,688)
    Class C                                                                                  (1,187,211)         (1,379,091)
    Class R                                                                                     (13,508)             (1,110)
    Institutional Class                                                                        (907,513)           (611,256)
    The Real Estate Investment Trust Portfolio Class                                           (701,028)           (848,062)

  Net realized gain on investments:
    Class A                                                                                  (5,589,735)         (4,153,439)
    Class B                                                                                  (1,559,758)         (1,456,804)
    Class C                                                                                  (1,291,152)           (959,258)
    Class R                                                                                     (11,369)                 --
    Institutional Class                                                                        (754,256)           (240,632)
    The Real Estate Investment Trust Portfolio Class                                           (581,131)           (475,155)
                                                                                           ------------        ------------
                                                                                            (20,272,619)        (19,360,358)
                                                                                           ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                  74,577,038         114,084,840
    Class B                                                                                   9,332,172          14,445,473
    Class C                                                                                  11,335,046          21,567,472
    Class R                                                                                     634,942             342,675
    Institutional Class                                                                      16,219,686          19,150,477
    The Real Estate Investment Trust Portfolio Class                                          2,000,000           2,000,107

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                  10,172,784           9,900,914
    Class B                                                                                   2,479,636           2,763,271
    Class C                                                                                   2,174,038           2,066,163
    Class R                                                                                      24,873                 949
    Institutional Class                                                                       1,541,680             827,294
    The Real Estate Investment Trust Portfolio Class                                            930,876             916,155
                                                                                           ------------        ------------
                                                                                            131,422,771         188,065,790
                                                                                           ------------        ------------
  Cost of shares repurchased:
    Class A                                                                                 (76,638,152)        (77,502,547)
    Class B                                                                                 (10,381,278)        (15,786,028)
    Class C                                                                                 (10,231,174)        (14,312,122)
    Class R                                                                                     (51,616)             (2,020)
    Institutional Class                                                                      (6,830,715)         (4,095,468)
    The Real Estate Investment Trust Portfolio Class                                           (782,100)                 --
                                                                                           ------------        ------------
                                                                                           (104,915,035)       (111,698,185)
                                                                                           ------------        ------------
Increase in net assets derived from capital share transactions                               26,507,736          76,367,605
                                                                                           ------------        ------------
NET INCREASE IN NET ASSETS                                                                   20,888,907         152,455,742

NET ASSETS:
  Beginning of period                                                                       440,286,742         287,831,000
                                                                                           ------------        ------------
  End of period (including accumulated net investment income (loss) of
    ($3,551,573) and $4,462,857, respectively)                                             $461,175,649        $440,286,742
                                                                                           ============        ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware REIT Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.400     $14.170      $14.270     $13.460      $11.300     $12.980

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.110       0.617        0.517       0.594        0.565       0.514
Net realized and unrealized gain (loss) on investments          0.568       3.531        0.399       0.776        2.165      (0.809)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.678       4.148        0.916       1.370        2.730      (0.295)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.418)     (0.566)      (0.593)     (0.560)      (0.570)     (0.710)
Net realized gain on investments                               (0.380)     (0.352)      (0.423)         --           --      (0.675)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.798)     (0.918)      (1.016)     (0.560)      (0.570)     (1.385)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.280     $17.400      $14.170     $14.270      $13.460     $11.300
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.69%      30.59%        6.17%      10.27%       24.87%      (2.69%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $259,045    $253,995     $163,432     $62,869      $40,412     $23,975
Ratio of expenses to average net assets                         1.40%       1.40%        1.38%       1.29%        1.20%       1.20%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.63%       1.59%        1.38%       1.35%        1.40%       1.43%
Ratio of net investment income to average net assets            1.19%       4.06%        3.39%       4.14%        4.52%       4.18%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.96%       3.87%        3.39%       4.08%        4.32%       3.95%
Portfolio turnover                                                38%         48%          65%         61%          31%         48%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware REIT Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.380     $14.170      $14.260     $13.460      $11.300     $12.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.040       0.502        0.404       0.498        0.473       0.422
Net realized and unrealized gain (loss) on investments          0.574       3.518        0.402       0.765        2.162      (0.810)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.614       4.020        0.806       1.263        2.635      (0.388)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.344)     (0.458)      (0.473)     (0.463)      (0.475)     (0.627)
Net realized gain on investments                               (0.380)     (0.352)      (0.423)         --           --      (0.675)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.724)     (0.810)      (0.896)     (0.463)      (0.475)     (1.302)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.270     $17.380      $14.170     $14.260      $13.460     $11.300
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.35%      29.53%        5.43%       9.44%       23.92%      (3.43%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $72,907     $72,331      $57,824     $29,423      $16,547     $13,575
Ratio of expenses to average net assets                         2.15%       2.15%        2.13%       2.04%        1.95%       1.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.33%       2.30%        2.13%       2.10%        2.15%       2.18%
Ratio of net investment income to average net assets            0.44%       3.31%        2.64%       3.39%        3.77%       3.43%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.26%       3.16%        2.64%       3.33%        3.57%       3.20%
Portfolio turnover                                                38%         48%          65%         61%          31%         48%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Delaware REIT Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.380     $14.170      $14.260     $13.460      $11.300     $12.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.040       0.502        0.404       0.504        0.473       0.422
Net realized and unrealized gain (loss) on investments          0.574       3.518        0.402       0.759        2.162      (0.810)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.614       4.020        0.806       1.263        2.635      (0.388)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.344)     (0.458)      (0.473)     (0.463)      (0.475)     (0.627)
Net realized gain on investments                               (0.380)     (0.352)      (0.423)         --           --      (0.675)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.724)     (0.810)      (0.896)     (0.463)      (0.475)     (1.302)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.270     $17.380      $14.170     $14.260      $13.460     $11.300
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.35%      29.53%        5.43%       9.44%       23.92%      (3.43%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $60,783     $58,206      $38,581     $16,326       $8,513      $3,657
Ratio of expenses to average net assets                         2.15%       2.15%        2.13%       2.04%        1.95%       1.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.33%       2.30%        2.13%       2.10%        2.15%       2.18%
Ratio of net investment income to average net assets            0.44%       3.31%        2.64%       3.39%        3.77%       3.43%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.26%       3.16%        2.64%       3.33%        3.57%       3.20%
Portfolio turnover                                                38%         48%          65%         61%          31%         48%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                          Delaware REIT Fund Class R
-------------------------------------------------------------------------------------
                                                           Six Months     6/2/03(1)
                                                             Ended           to
                                                           4/30/04(2)     10/31/03
                                                          (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                        $17.400        $15.620

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                      0.078          0.331
Net realized and unrealized gain on investments               0.568          1.683
                                                            -------        -------
Total from investment operations                              0.646          2.014
                                                            -------        -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                        (0.396)        (0.234)
Net realized gain on investments                             (0.380)            --
                                                            -------        -------
Total dividends and distributions                            (0.776)        (0.234)
                                                            -------        -------

NET ASSET VALUE, END OF PERIOD                              $17.270        $17.400
                                                            =======        =======

TOTAL RETURN(4)                                               3.51%         13.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $911           $353
Ratio of expenses to average net assets                       1.75%          1.75%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly             1.93%          1.98%
Ratio of net investment income to average net assets          0.84%          4.75%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly    0.66%          4.52%
Portfolio turnover                                              38%            48%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware REIT Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.410     $14.190      $14.280     $13.470      $11.310     $12.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.133       0.656        0.555       0.625        0.596       0.545
Net realized and unrealized gain (loss) on investments          0.572       3.520        0.412       0.778        2.167      (0.807)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.705       4.176        0.967       1.403        2.763      (0.262)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.445)     (0.604)      (0.634)     (0.593)      (0.603)     (0.743)
Net realized gain on investments                               (0.380)     (0.352)      (0.423)         --           --      (0.675)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.825)     (0.956)      (1.057)     (0.593)      (0.603)     (1.418)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.290     $17.410      $14.190     $14.280      $13.470     $11.310
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.84%      30.80%        6.52%      10.51%       25.18%      (2.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $39,080     $28,782       $8,850      $1,823       $2,013      $1,313
Ratio of expenses to average net assets                         1.15%       1.15%        1.13%       1.04%        0.95%       0.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.33%       1.30%        1.13%       1.10%        1.15%       1.18%
Ratio of net investment income to average net assets            1.44%       4.31%        3.64%       4.39%        4.77%       4.43%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.26%       4.16%        3.64%       4.33%        4.57%       4.20%
Portfolio turnover                                                38%         48%          65%         61%          31%         48%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                              Delaware REIT Fund The Real Estate Investment Trust Portfolio Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             4/30/04(1)  10/31/03     10/31/02    10/31/01     10/31/00    10/31/99
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $17.410     $14.180      $14.280     $13.470      $11.310     $12.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.133       0.656        0.555       0.625        0.596       0.545
Net realized and unrealized gain (loss) on investments          0.572       3.530        0.402       0.778        2.167      (0.807)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.705       4.186        0.957       1.403        2.763      (0.262)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.445)     (0.604)      (0.634)     (0.593)      (0.603)     (0.743)
Net realized gain on investments                               (0.380)     (0.352)      (0.423)         --           --      (0.675)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.825)     (0.956)      (1.057)     (0.593)      (0.603)     (1.418)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $17.290     $17.410      $14.180     $14.280      $13.470     $11.310
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.84%      30.90%        6.45%      10.59%       25.09%      (2.42%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,450     $26,620      $19,144     $29,000      $26,574     $21,580
Ratio of expenses to average net assets                         1.15%       1.15%        1.13%       1.04%        0.95%       0.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.33%       1.30%        1.13%       1.10%        1.15%       1.18%
Ratio of net investment income to average net assets            1.44%       4.31%        3.64%       4.39%        4.77%       4.43%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      1.26%       4.16%        3.64%       4.33%        4.57%       4.20%
Portfolio turnover                                                38%         48%          65%         61%          31%         48%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes                                                 DELAWARE REIT FUND
  TO FINANCIAL STATEMENTS                             April 30, 2004 (Unaudited)

The Real Estate Investment Trust Portfolio (the "Delaware REIT Fund" or, the "Fund") is a series of Delaware Pooled Trust ("the Trust"), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R, Institutional Class and The Real Estate Investment Trust Portfolio Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. This report contains information relating only to Delaware REIT Fund. All other Delaware Pooled Trust portfolios are included in a separate report.

The investment objective of the Fund is to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $4,927 for the period ended April 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2004 were approximately $1,012. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager an annual fee, which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.15% of average daily net assets of the Fund through February 28, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through February 28, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. Institutional Class and The Real Estate Investment Trust Portfolio Class shares pay no distribution and service expenses.

At April 30, 2004, the Fund had liabilities payable to affiliates as follows:

 Investment management fee payable to DMC                   $264,277
 Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC              204,288
 Other expenses payable to DMC and affiliates*                20,788

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

Notes                                                         DELAWARE REIT FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in house legal services, provided to the Fund by DMC employees. For the period ended April 30, 2004, the Fund had costs of $5,142.

For the period ended April 30, 2004, DDLP earned $58,720 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the period ended April 30, 2004, the Fund made purchases of $116,322,277 and sales of $88,289,991 of investment securities other than U.S. Government securities and short-term investments.

At April 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2004, the cost of investments was $413,069,977. At April 30, 2004, the net unrealized appreciation was $50,626,536 of which $58,710,746 related to unrealized appreciation of investments and $8,084,210 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended April 30, 2004 and the year ended October 31, 2003 was as follows:

                                                  Six Months         Year
                                                    Ended            Ended
                                                   4/30/04*         10/31/03

 Ordinary income                                 $11,798,790       $13,337,577
 Long-term capital gain                            8,473,829         6,022,781
                                                 -----------       -----------
 Total                                           $20,272,619       $19,360,358
                                                 ===========       ===========

*Tax information for the period ended April 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2004, the estimated components of net assets on a tax basis were as follows:

 Shares of beneficial interest                                   $394,088,080
 Distribution in excess of net investment income                   (3,551,573)
 Undistributed long-term capital gain                              20,012,605
 Unrealized appreciation of investments                            50,626,537
                                                                 ------------
 Net assets                                                      $461,175,649
                                                                 ============

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of dividends received from investments in Real Estate Investment Trusts.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                   Six Months         Year
                                                     Ended            Ended
                                                    4/30/04          10/31/03

Shares sold:
  Class A                                           4,005,002         7,432,570
  Class B                                             490,715           938,986
  Class C                                             609,615         1,397,444
  Class R                                              33,853            20,328
  Institutional Class                                 887,790         1,235,366
  The Real Estate Investment Trust
    Portfolio Class                                   110,436           117,440

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                             559,435           670,458
  Class B                                             136,700           188,728
  Class C                                             119,827           140,573
  Class R                                               1,362                56
  Institutional Class                                  84,613            55,104
  The Real Estate Investment Trust
    Portfolio Class                                    51,046            61,978
                                                  -----------       -----------
                                                    7,090,394        12,259,031
                                                  -----------       -----------

Shares repurchased:
  Class A                                          (4,173,248)       (5,032,452)
  Class B                                            (566,483)       (1,047,181)
  Class C                                            (558,098)         (912,301)
  Class R                                              (2,726)             (122)
  Institutional Class                                (365,359)         (261,209)
  The Real Estate Investment Trust
    Portfolio Class                                   (45,000)               --
                                                  -----------       -----------
                                                   (5,710,914)       (7,253,265)
                                                  -----------       -----------
  Net increase                                      1,379,480         5,005,766
                                                  ===========       ===========

For the period ended April 30, 2004 and the year ended October 31, 2003, 7,032 Class B shares were converted to 7,019 Class A shares valued at $136,524 and 6,763 Class B shares were converted to 6,753 Class A shares valued at $106,567, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

Notes                                                         DELAWARE REIT FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2004, or at any time during the period.

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to changes in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2004, the market value of the securities on loan was $20,753,343, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries. The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                          Affiliated Officers                      Contact Information
JUDE T. DRISCOLL                           JOSEPH H. HASTINGS                       INVESTMENT MANAGER
Chairman                                   Executive Vice President and             Delaware Management Company
Delaware Investments Family of Funds       Chief Financial Officer                  Philadelphia, PA
Philadelphia, PA                           Delaware Investments Family of Funds
                                           Philadelphia, PA                         INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                    Delaware International Advisers Ltd.
Board Chairman                             RICHELLE S. MAESTRO                      London, England
Citadel Construction Corporation           Executive Vice President,
King of Prussia, PA                        Chief Legal Officer and Secretary        NATIONAL DISTRIBUTOR
                                           Delaware Investments Family of Funds     Delaware Distributors, L.P.
JOHN H. DURHAM                             Philadelphia, PA                         Philadelphia, PA
Private Investor
Gwynedd Valley, PA                         MICHAEL P. BISHOF                        SHAREHOLDER SERVICING, DIVIDEND
                                           Senior Vice President and Treasurer      DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                Delaware Investments Family of Funds     Delaware Service Company, Inc.
President                                  Philadelphia, PA                         2005 Market Street
Franklin & Marshall College                                                         Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                    For Shareholders
ANTHONY D. KNERR                                                                    800 523-1918
Managing Director
Anthony Knerr & Associates                                                          FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                        INSTITUTIONS REPRESENTATIVES ONLY
                                                                                    800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                               WEB SITE
National Gallery of Art                                                             www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN
                                           ------------------------------------------------------------------------------
                                           A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Fund's website at
                                           http://www.delawareinvestments.com; and (ii) on the Commission's website at
                                           http://www.sec.gov.
                                           ------------------------------------------------------------------------------

(8742)                                                        Printed in the USA
SA-095 [4/04] IVES 6/04                                                    J9681

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:

JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  July 7, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  July 7, 2004

JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  July 7, 2004